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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       12/31

Date of reporting period:     9/30/13

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2013

invesco.com/us VK-VIAMFR-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.12%

Aerospace & Defense–4.55%

B/E Aerospace, Inc. (b)	27,477	$2,028,352

Boeing Co. (The)	99,932	11,742,010

Honeywell International Inc.	137,165	11,390,182

United Technologies Corp.	93,734	10,106,400

		35,266,944

Apparel Retail–1.01%

Gap, Inc. (The)	194,483	7,833,775

Apparel, Accessories & Luxury Goods–1.95%

Michael Kors Holdings Ltd. (b)	115,567	8,612,053

Prada S.p.A. (Italy)	279,400	2,707,218

PVH Corp.	31,935	3,790,365

		15,109,636

Application Software–2.44%

Citrix Systems, Inc. (b)	88,903	6,277,441

Salesforce.com, Inc. (b)	243,601	12,645,328

		18,922,769

Asset Management & Custody Banks–1.02%

BlackRock, Inc.	29,248	7,915,094

Automobile Manufacturers–1.71%

General Motors Co. (b)	368,535	13,256,204

Biotechnology–8.98%

Amgen Inc.	99,338	11,119,896

Biogen Idec Inc. (b)	24,343	5,860,821

Celgene Corp. (b)	139,759	21,513,103

Gilead Sciences, Inc. (b)	495,781	31,154,878

		69,648,698

Brewers–1.15%

Anheuser-Busch InBev N.V. -ADR (Belgium)	90,092	8,937,126

Broadcasting–1.11%

CBS Corp. -Class B	155,953	8,602,367

Cable & Satellite–7.24%

Comcast Corp. -Class A	135,284	6,108,073

DIRECTV (b)	136,565	8,159,759

DISH Network Corp. -Class A	702,835	31,634,603

Sirius XM Radio Inc. (b)	1,119,484	4,332,403

Time Warner Cable Inc.	52,557	5,865,361

		56,100,199

Casinos & Gaming–1.02%

Las Vegas Sands Corp.	118,708	7,884,585

	Shares	Value

Communications Equipment–4.30%

F5 Networks, Inc. (b)	77,773	$6,669,812

QUALCOMM, Inc.	319,534	21,523,810

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	382,463	5,105,881

		33,299,503

Computer Hardware–5.92%

Apple Inc.	96,263	45,893,385

Computer Storage & Peripherals–1.16%

EMC Corp.	351,806	8,992,161

Construction & Engineering–1.91%

Foster Wheeler AG (Switzerland)(b)	283,422	7,465,335

Jacobs Engineering Group, Inc. (b)	125,938	7,327,073

		14,792,408

Data Processing & Outsourced Services–2.38%

MasterCard, Inc. -Class A	17,804	11,978,175

Visa Inc. -Class A	33,857	6,470,073

		18,448,248

Electrical Components & Equipment–0.86%

Roper Industries, Inc.	50,115	6,658,780

General Merchandise Stores–0.88%

Dollar General Corp. (b)	120,413	6,798,518

Health Care Equipment–0.47%

Abbott Laboratories	109,845	3,645,756

Health Care Facilities–0.53%

HCA Holdings, Inc.	96,116	4,108,959

Health Care Services–0.54%

Express Scripts Holding Co. (b)	68,171	4,211,604

Home Improvement Retail–2.81%

Lowe’s Cos., Inc.	457,604	21,786,526

Household Appliances–0.55%

Whirlpool Corp.	28,894	4,231,237

Industrial Conglomerates–0.60%

Danaher Corp.	67,537	4,681,665

Industrial Machinery–1.63%

Flowserve Corp.	81,366	5,076,425

Ingersoll-Rand PLC (b)	116,047	7,536,092

		12,612,517

Insurance Brokers–1.28%

Aon PLC	133,576	9,943,397

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Internet Retail–4.38%

Amazon.com, Inc. (b)	50,786	$15,877,735

Priceline.com Inc. (b)	17,902	18,098,027

		33,975,762

Internet Software & Services–11.45%

Baidu, Inc. -ADR (China)(b)	20,495	3,180,414

eBay Inc. (b)	209,732	11,700,948

Facebook Inc. -Class A (b)	828,957	41,646,800

Google Inc. -Class A (b)	31,572	27,654,231

LinkedIn Corp. -Class A (b)	18,771	4,618,792

		88,801,185

Investment Banking & Brokerage–0.43%

Goldman Sachs Group, Inc. (The)	21,177	3,350,413

Life Sciences Tools & Services–0.65%

Thermo Fisher Scientific, Inc.	54,837	5,053,230

Managed Health Care–0.50%

UnitedHealth Group Inc.	54,236	3,883,840

Movies & Entertainment–0.54%

Walt Disney Co. (The)	65,073	4,196,558

Oil & Gas Equipment & Services–3.98%

Schlumberger Ltd.	172,600	15,250,936

Weatherford International Ltd. (b)	1,017,623	15,600,161

		30,851,097

Oil & Gas Exploration & Production–2.41%

Anadarko Petroleum Corp.	123,103	11,447,348

EOG Resources, Inc.	42,533	7,199,986

		18,647,334

Other Diversified Financial Services–2.03%

Citigroup Inc.	323,627	15,699,146

Packaged Foods & Meats–2.22%

Mondelez International Inc. -Class A	546,974	17,185,923

Pharmaceuticals–2.42%

Actavis, Inc. (b)	27,815	4,005,360

Johnson & Johnson	40,513	3,512,072

Pfizer Inc.	261,223	7,499,712

Zoetis Inc.	119,190	3,709,193

		18,726,337

Semiconductor Equipment–1.04%

Applied Materials, Inc.	461,520	8,095,061

Semiconductors–1.11%

Altera Corp.	232,457	8,638,102

Specialized Finance–0.58%

CME Group Inc. -Class A	61,070	4,511,852

Specialized REIT’s–1.23%

American Tower Corp.	128,731	9,542,829

	Shares	Value

Systems Software–2.24%

Microsoft Corp.	434,836	$14,484,387

Symantec Corp.	115,680	2,863,080

		17,347,467

Tobacco–0.88%

Philip Morris International Inc.	78,592	6,805,281

Trucking–0.76%

J.B. Hunt Transport Services, Inc.	81,149	5,918,197

Wireless Telecommunication Services–2.27%

Sprint Corp. (b)	2,832,327	17,588,751

Total Common Stocks & Other Equity Interests (Cost $546,792,279)		768,400,426

Money Market Funds–1.15%

Liquid Assets Portfolio –Institutional Class (c)	4,470,331	4,470,331

Premier Portfolio –Institutional Class (c)	4,470,330	4,470,330

Total Money Market Funds (Cost $8,940,661)		8,940,661

TOTAL INVESTMENTS–100.27% (Cost $555,732,940)		777,341,087

OTHER ASSETS LESS LIABILITIES–(0.27)%		(2,088,994)

NET ASSETS–100.00%		$775,252,093

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. American Franchise Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations - (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $415,579,346 and $512,440,216, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$221,122,853

Aggregate unrealized (depreciation) of investment securities	(2,416,930)

Net unrealized appreciation of investment securities	$218,705,923

Cost of investments for tax purposes is $558,635,164.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VK-VIAMVA-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks–94.74%

Alternative Carriers–2.69%

tw telecom inc. (b)	396,873	$11,852,612

Apparel Retail–5.34%

Ascena Retail Group, Inc. (b)	649,925	12,953,005

Express, Inc. (b)	446,654	10,536,568

		23,489,573

Asset Management & Custody Banks–2.04%

Northern Trust Corp.	164,706	8,958,359

Auto Parts & Equipment–2.52%

Johnson Controls, Inc.	267,328	11,094,112

Automotive Retail–2.14%

Advance Auto Parts, Inc.	113,810	9,409,811

Computer Hardware–1.31%

Diebold, Inc.	196,858	5,779,751

Construction & Engineering–2.32%

Foster Wheeler AG (Switzerland)(b)	388,172	10,224,450

Data Processing & Outsourced Services–1.49%

Fidelity National Information Services, Inc.	141,337	6,563,690

Diversified Banks–2.37%

Comerica Inc.	264,777	10,408,384

Electric Utilities–1.88%

Edison International	179,348	8,260,769

Electronic Equipment & Instruments–0.86%

FLIR Systems, Inc.	120,908	3,796,511

Electronic Manufacturing Services–1.96%

Flextronics International Ltd. (Singapore)(b)	946,106	8,600,104

Gas Utilities–1.11%

ONEOK, Inc.	91,813	4,895,469

General Merchandise Stores–0.99%

Family Dollar Stores, Inc.	60,714	4,372,622

Health Care Equipment–1.74%

CareFusion Corp. (b)	207,525	7,657,672

Health Care Facilities–6.35%

Brookdale Senior Living Inc. (b)	306,140	8,051,482

HealthSouth Corp.	375,531	12,948,309

Universal Health Services, Inc. -Class B	92,751	6,955,397

		27,955,188

Heavy Electrical Equipment–2.56%

Babcock & Wilcox Co. (The)	333,798	11,255,669

	Shares	Value

Housewares & Specialties–3.10%

Newell Rubbermaid Inc.	495,854	$ 13,635,985

Human Resource & Employment Services–2.07%

Robert Half International, Inc.	232,718	9,082,984

Industrial Machinery–5.86%

Ingersoll-Rand PLC (b)	172,738	11,217,606

Snap-on Inc.	146,350	14,561,825

		25,779,431

Insurance Brokers–4.65%

Marsh & McLennan Cos., Inc.	287,018	12,499,634

Willis Group Holdings PLC	183,821	7,964,964

		20,464,598

Investment Banking & Brokerage–2.04%

Stifel Financial Corp. (b)	217,663	8,972,069

Life Sciences Tools & Services–1.47%

PerkinElmer, Inc.	171,815	6,486,016

Multi-Utilities–2.52%

CenterPoint Energy, Inc.	461,508	11,062,347

Office Electronics–0.77%

Zebra Technologies Corp. -Class A (b)	74,526	3,393,169

Oil & Gas Drilling–2.27%

Noble Corp.	264,729	9,998,814

Oil & Gas Exploration & Production–2.37%

Newfield Exploration Co. (b)	381,232	10,434,320

Oil & Gas Storage & Transportation–2.84%

Williams Cos., Inc. (The)	344,010	12,508,204

Packaged Foods & Meats–3.31%

ConAgra Foods, Inc.	480,439	14,576,519

Paper Packaging–4.30%

Sealed Air Corp.	370,135	10,063,970

Sonoco Products Co.	226,803	8,831,709

		18,895,679

Personal Products–0.95%

Avon Products, Inc.	203,323	$ 4,188,454

Property & Casualty Insurance–2.94%

ACE Ltd.	138,121	12,922,601

Real Estate Operating Companies–2.79%

Forest City Enterprises, Inc. -Class A (b)	648,154	12,276,037

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Regional Banks–4.44%

BB&T Corp.	300,001	$ 10,125,034

Wintrust Financial Corp.	228,603	9,388,725

		19,513,759

Specialty Chemicals–2.76%

W.R. Grace & Co. (b)	138,966	12,145,628

Trucking–3.62%

Swift Transportation Co. (b)	365,163	7,372,641

Werner Enterprises, Inc.	366,903	8,559,847

		15,932,488

Total Common Stocks (Cost $315,073,053)		416,843,848

Money Market Funds–5.69%

Liquid Assets Portfolio –Institutional Class (c)	12,517,819	12,517,819

Premier Portfolio –Institutional Class (c)	12,517,819	12,517,819

Total Money Market Funds (Cost $25,035,638)		25,035,638

TOTAL INVESTMENTS–100.43% (Cost $340,108,691)		441,879,486

OTHER ASSETS LESS LIABILITIES–(0.43)%		(1,882,210)

NET ASSETS–100.00%	$	439,997,276

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. American Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

E.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco V.I. American Value Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Derivative Investments

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	896	237,251
Closed	(896)	(237,251)
End of period	—	$—

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $135,303,287 and $120,503,139, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$103,214,349

Aggregate unrealized (depreciation) of investment securities	(2,419,317)

Net unrealized appreciation of investment securities	$100,795,032

Cost of investments for tax purposes is $341,084,454.

Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VIIBRA-QTR-1 09/13	Invesco Advisers, Inc.

Consolidated Schedule of Investments

September 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Bills–9.74%(a)

U.S. Treasury Bills	0.13%	01/09/14	$14,100,000	$14,099,997

U.S. Treasury Bills	0.14%	01/09/14	7,200,000	7,199,999

U.S. Treasury Bills (b)	0.06%	01/23/14	20,000,000	19,999,679

U.S. Treasury Bills (b)	0.06%	02/06/14	27,825,000	27,824,004

U.S. Treasury Bills	0.05%	02/27/14	24,675,000	24,674,482

U.S. Treasury Bills	0.05%	03/06/14	41,600,000	41,598,185

Total U.S. Treasury Bills (Cost $135,369,156)				135,396,346

		Expiration Date

Commodity-Linked Securities–2.06%
Canadian Imperial Bank of Commerce, Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index, multiplied by two) (c)		11/12/13	10,915,000	9,684,419

Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (c)		11/20/13	10,015,000	9,565,981

Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (c)		05/12/14	8,048,680	9,326,337

Total Commodity-Linked Securities (Cost $28,978,680)				28,576,737

			Shares

Money Market Funds–95.58%
Government & Agency Portfolio—Institutional Class (d)			272,774,325	272,774,325

Invesco V.I. Money Market Fund—Series I (d)			20,440,310	20,440,310

Liquid Assets Portfolio—Institutional Class (d)			250,043,132	250,043,132

Premier Portfolio—Institutional Class (d)			181,849,550	181,849,550

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (d)			171,727,406	171,727,406

STIC Prime Portfolio—Institutional Class (d)			204,580,744	204,580,744

Treasury Portfolio—Institutional Class (d)			227,311,938	227,311,938

Total Money Market Funds (Cost $1,328,727,405)				1,328,727,405

TOTAL INVESTMENTS–107.38% (Cost $1,493,075,241)				1,492,700,488

OTHER ASSETS LESS LIABILITIES–(7.38)%				(102,582,343)

NET ASSETS–100.00%				$1,390,118,145

Investment Abbreviations:

EMTN	— European Medium-Term Notes
LIBOR	— London Interbank Offered Rate

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral for swap agreements. See Note 1G and Note 3.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $28,576,737, which represented 2.06% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(a)
Long Futures Contracts		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australia 10 Year Bonds		2,300	December–2013	$252,335,497	$5,675,191
Brent Crude		305	November–2013	33,052,850	(1,607,368)
Canada 10 Year Bonds		1,830	December–2013	230,308,902	2,813,971
Dow Jones EURO STOXX 50 Index		3,430	December–2013	133,598,469	627,905
E-Mini S&P 500 Index		1,332	December–2013	111,508,380	483,041
Euro Bonds		1,207	December–2013	229,429,517	4,561,826
FTSE 100 Index		1,065	December–2013	110,852,842	(2,618,883)
Gas Oil		181	October–2013	16,525,300	(15,120)
Gasoline Reformulated Blendstock Oxygenate Blending		228	November–2013	25,167,643	(562,139)
Hang Seng Index		435	October–2013	64,171,179	(849,259)
Heating Oil		8	February–2014	994,123	(57,526)
Japan 10 Year Bonds		126	December–2013	184,712,847	1,415,417
LME Primary Aluminum		356	December–2013	16,373,775	291,533
Long Gilt		1,371	December–2013	244,856,553	4,657,218
Russell 2000 Index Mini		793	December–2013	84,962,020	1,713,774
Silver		335	December–2013	36,360,900	(2,853,412)
Tokyo Stock Price Index		960	December–2013	116,838,572	2,328,693
U.S. Treasury 20 Year Bonds		845	December–2013	112,701,875	1,890,855
WTI Crude		287	January–2014	29,030,050	1,907,470
Total Futures Contracts					$19,803,187
Long Swap Agreements	Counterparty		Termination Date
Receive a return equal to the Dow Jones-UBS AIG Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Banc of America Securities LLC	155,500	December–2013	$27,303,560	$(1,351,387)
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Banc of America Securities LLC	21,600	May–2014	15,251,723	381,104
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital Inc.	55,350	May–2014	31,267,497	917,820
Receive a return equal to the Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital Inc.	36,000	October–2013	23,645,095	(482,929)
Receive a return equal to the Single Commodity Excess Return Index and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Cargill, Inc.	50,600	May–2014	50,797,744	(2,514,263)
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	CIBC World Markets Corp.	351,500	April–2014	31,671,556	560,221
Receive a return equal to the Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	27,600	November–2013	15,764,380	(310,447)
Receive a return equal to the J.P. Morgan Bespoke Commodity 165 Index and pay the product of (i) 0.49% of the Notional Amount multiplied by (ii) days in the period divided by 365.	JPMorgan Securities Inc.	28,800	October–2013	19,784,704	(33,385)
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	JPMorgan Securities Inc.	186,500	April–2014	20,854,747	(19)
Total Swap Agreements					$(2,833,285)

(a)  Futures collateralized by $91,181,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Contracts – (continued)

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a

Invesco V.I. Balanced-Risk Allocation Fund

G.	Swap Agreements – (continued)

master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,328,727,405	$—	$ —	$1,328,727,405
U.S. Treasury Bills	—	135,396,346	—	135,396,346
Commodity-Linked Securities	—	28,576,737	—	28,576,737
	1,328,727,405	163,973,083	—	1,492,700,488
Futures Contracts*	19,803,187	—	—	19,803,187
Swap Agreements*	—	(2,833,285)	—	(2,833,285)
Total Investments	$1,348,530,592	$161,139,798	$ —	$1,509,670,390

 * Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity Risk
Futures Contracts (a)	$ 2,199,003	$(5,095,565)

Swap Agreements (a)	1,859,145	(4,692,430)

Interest Rate Risk
Futures Contracts (a)	21,014,478	—

Market Risk
Futures Contracts (a)	5,153,413	(3,468,142)

(a) Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the nine months ended September 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts*	Swap Agreements*

Realized Gain (Loss)
Commodity Risk	$(21,225,779)	$ (22,527,029)

Interest Rate Risk	(55,958,287)	(13,580)

Market Risk	113,784,848	—

Change in Unrealized Appreciation (Depreciation)
Commodity Risk	1,198,710	(285,173)

Interest Rate Risk	20,205,652	—

Market Risk	(8,872,072)	—

Total	$49,133,072	$ (22,825,782)

* The average notional value of futures contracts and swap agreements outstanding during the period was $1,967,758,530 and $216,099,122, respectively.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $8,048,680 and $43,120,009, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,304,847

Aggregate unrealized (depreciation) of investment securities	(1,679,600)

Net unrealized appreciation (depreciation) of investment securities	$(374,753)

Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VK-VICOM-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.25%

Aerospace & Defense–1.56%

Honeywell International Inc.	204,053	$16,944,561

Textron Inc.	558,990	15,433,714

		32,378,275

Agricultural Products–0.77%

Archer-Daniels-Midland Co.	432,876	15,947,152

Aluminum–0.86%

Alcoa Inc.	2,206,948	17,920,418

Application Software–0.56%

Autodesk, Inc. (b)	280,832	11,561,853

Asset Management & Custody Banks–3.02%

Bank of New York Mellon Corp. (The)	1,529,021	46,161,144

State Street Corp.	253,646	16,677,225

		62,838,369

Auto Parts & Equipment–1.03%

Johnson Controls, Inc.	515,307	21,385,241

Automobile Manufacturers–2.24%

General Motors Co. (b)	1,294,753	46,572,265

Automotive Retail–0.14%

Murphy USA Inc. (b)	72,979	2,947,622

Cable & Satellite–3.75%

Comcast Corp. -Class A	757,845	34,216,702

Time Warner Cable Inc.	390,899	43,624,328

		77,841,030

Communications Equipment–1.12%

Cisco Systems, Inc.	991,251	23,215,098

Computer Hardware–1.89%

Hewlett-Packard Co.	1,876,320	39,365,194

Department Stores–0.80%

Kohl’s Corp.	322,232	16,675,506

Diversified Banks–2.69%

U.S. Bancorp	288,042	10,536,576

Wells Fargo & Co.	1,097,364	45,343,081

		55,879,657

Drug Retail–1.52%

CVS Caremark Corp.	555,438	31,521,107

Electric Utilities–1.84%

FirstEnergy Corp.	346,817	12,641,479

PPL Corp.	844,410	25,653,176

		38,294,655

	Shares	Value

Electrical Components & Equipment–1.27%

Emerson Electric Co.	409,019	$26,463,529

Electronic Components–1.24%

Corning Inc.	1,758,997	25,663,766

General Merchandise Stores–0.76%

Target Corp.	247,389	15,827,948

Health Care Distributors–0.91%

Cardinal Health, Inc.	361,987	18,877,622

Health Care Services–0.38%

Express Scripts Holding Co. (b)	128,222	7,921,555

Hotels, Resorts & Cruise Lines–1.37%

Carnival Corp.	874,555	28,545,475

Housewares & Specialties–0.62%

Newell Rubbermaid Inc.	470,187	12,930,143

Industrial Conglomerates–2.02%

General Electric Co.	1,760,440	42,056,912

Industrial Machinery–1.67%

Ingersoll-Rand PLC (b)	533,709	34,659,062

Integrated Oil & Gas–8.70%

BP PLC -ADR (United Kingdom)	949,400	39,903,282

Chevron Corp.	218,430	26,539,245

Murphy Oil Corp.	492,371	29,699,819

Occidental Petroleum Corp.	285,673	26,721,853

Royal Dutch Shell PLC -ADR (United Kingdom)	510,099	33,503,302

Suncor Energy, Inc. (Canada)	683,222	24,445,683

		180,813,184

Integrated Telecommunication Services–1.01%

AT&T Inc.	248,412	8,401,294

Verizon Communications Inc.	269,486	12,574,217

		20,975,511

Internet Software & Services–2.31%

eBay Inc. (b)	563,345	31,429,018

Yahoo! Inc. (b)	501,483	16,629,176

		48,058,194

Investment Banking & Brokerage–2.59%

Goldman Sachs Group, Inc. (The)	143,191	22,654,248

Morgan Stanley	1,155,170	31,131,832

		53,786,080

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Life & Health Insurance–1.98%

Aflac, Inc.	222,054	$13,765,127

MetLife, Inc.	582,310	27,339,455

		41,104,582

Managed Health Care–3.33%

UnitedHealth Group Inc.	613,857	43,958,300

WellPoint, Inc.	301,931	25,244,451

		69,202,751

Movies & Entertainment–5.25%

Time Warner Inc.	235,753	15,514,905

Twenty-First Century Fox, Inc. -Class B	961,762	32,122,851

Viacom Inc. -Class B	658,590	55,044,952

Vivendi S.A. (France)	278,751	6,412,963

		109,095,671

Oil & Gas Drilling–0.47%

Noble Corp.	260,470	9,837,952

Oil & Gas Equipment & Services–4.76%

Halliburton Co.	960,064	46,227,082

Weatherford International Ltd. (b)	3,442,626	52,775,456

		99,002,538

Oil & Gas Exploration & Production–1.07%

QEP Resources Inc.	799,742	22,144,856

Other Diversified Financial Services–8.81%

Bank of America Corp.	2,405,082	33,190,132

Citigroup Inc.	1,727,932	83,821,981

JPMorgan Chase & Co.	1,280,335	66,180,516

		183,192,629

Packaged Foods & Meats–3.49%

ConAgra Foods, Inc.	691,342	20,975,316

Mondelez International Inc. -Class A	624,742	19,629,394

Tyson Foods, Inc. -Class A	514,818	14,559,053

Unilever N.V. -New York Shares (Netherlands)	461,668	17,414,117

		72,577,880

Paper Products–1.09%

International Paper Co.	505,578	22,649,894

Pharmaceuticals–10.30%

Bristol-Myers Squibb Co.	676,092	31,289,538

GlaxoSmithKline PLC -ADR (United Kingdom)	418,918	21,017,116

Merck & Co., Inc.	945,974	45,037,822

Novartis AG (Switzerland)	417,004	32,048,853

Pfizer Inc.	1,251,333	35,925,771

Roche Holding AG -ADR (Switzerland)	301,744	20,347,081

Sanofi -ADR (France)	559,994	28,352,496

		214,018,677

	Shares	Value

Property & Casualty Insurance–2.31%

Allstate Corp. (The)	788,379	$39,852,558

Travelers Cos., Inc. (The)	97,363	8,253,462

		48,106,020

Regional Banks–2.63%

Fifth Third Bancorp	1,213,644	21,894,138

PNC Financial Services Group, Inc.	450,799	32,660,387

		54,554,525

Semiconductors–0.56%

Intel Corp.	511,071	11,713,747

Specialty Stores–0.20%

Staples, Inc.	288,637	4,228,532

Systems Software–2.41%

Microsoft Corp.	1,501,695	50,021,460

Wireless Telecommunication Services–0.95%

Vodafone Group PLC -ADR (United Kingdom)	559,214	19,673,149

Total Common Stocks & Other Equity Interests (Cost $1,724,140,626)		2,042,047,286

Money Market Funds–1.75%

Liquid Assets Portfolio –Institutional Class (c)	18,177,005	18,177,005

Premier Portfolio –Institutional Class (c)	18,177,005	18,177,005

Total Money Market Funds (Cost $36,354,010)		36,354,010

TOTAL INVESTMENTS–100.00% (Cost $1,760,494,636)		2,078,401,296

OTHER ASSETS LESS LIABILITIES–0.00%		79,376

NET ASSETS–100.00%	$	2,078,480,672

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Comstock Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 2,058,054,215	$ 20,347,081	$-	$ 2,078,401,296
Foreign Currency Contracts*		(4,893,180)	-	(4,893,180)
Total Investments	$ 2,058,054,215	$ 15,453,901	$-	$ 2,073,508,116

  *  Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts at Period End
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation (Depreciation)
10/18/13	CIBC World Markets Corp.	CAD	21,352,001	USD	20,605,863	20,719,360	(113,497)
10/18/13	Bank of New York Mellon (The)	CHF	12,552,392	USD	13,435,364	13,882,432	(447,068)
10/18/13	Citibank, N.A.	CHF	14,990,358	USD	16,029,485	16,578,722	(549,237)
10/18/13	State Street Bank & Trust Co.	CHF	12,552,397	USD	13,434,075	13,882,437	(448,362)
10/18/13	Bank of New York Mellon (The)	EUR	12,219,421	USD	16,208,231	16,532,073	(323,842)
10/18/13	CIBC World Markets Corp.	EUR	12,219,423	USD	16,213,036	16,532,075	(319,039)
10/18/13	Citibank, N.A.	EUR	12,219,424	USD	16,211,754	16,532,076	(320,322)
10/18/13	State Street Bank & Trust Co.	EUR	13,070,693	USD	17,332,131	17,683,788	(351,657)
10/18/13	Bank of New York Mellon (The)	GBP	10,761,835	USD	16,915,021	17,419,364	(504,343)
10/18/13	CIBC World Markets Corp.	GBP	10,761,830	USD	16,912,754	17,419,356	(506,602)
10/18/13	Citibank, N.A.	GBP	10,776,460	USD	16,935,907	17,443,036	(507,129)
10/18/13	State Street Bank & Trust Co.	GBP	10,761,830	USD	16,917,274	17,419,356	(502,082)
Total open foreign currency contracts							(4,893,180)

Currency Abbreviations:

CAD —Canadian	CHF — Swiss Franc

EUR — Euro	GBP — British Pound Sterling

USD — U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $157,764,508 and $368,223,491, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 438,734,088
Aggregate unrealized (depreciation) of investment securities	(123,448,472)
Net unrealized appreciation of investment securities	$ 315,285,616
Cost of investments for tax purposes is $1,763,115,680.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VICEQ-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.16%

Aerospace & Defense–1.12%

Boeing Co. (The)	121,330	$14,256,275

Air Freight & Logistics–0.85%

FedEx Corp.	94,859	10,824,360

Application Software–1.21%

Adobe Systems Inc. (b)	296,486	15,399,483

Asset Management & Custody Banks–1.96%

Northern Trust Corp.	460,721	25,058,615

Auto Parts & Equipment–1.20%

Johnson Controls, Inc.	369,651	15,340,516

Automobile Manufacturers–0.91%

Daimler AG (Germany)	149,637	11,664,817

Biotechnology–1.93%

Gilead Sciences, Inc. (b)	390,934	24,566,293

Brewers–1.11%

Molson Coors Brewing Co. -Class B	282,966	14,185,086

Casinos & Gaming–1.13%

Las Vegas Sands Corp.	216,782	14,398,660

Communications Equipment–3.32%

Cisco Systems, Inc.	584,320	13,684,774

F5 Networks, Inc. (b)	122,471	10,503,113

QUALCOMM, Inc.	263,258	17,733,059

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	34,050	454,568

		42,375,514

Computer Storage & Peripherals–0.78%

EMC Corp.	389,939	9,966,841

Construction & Farm Machinery & Heavy Trucks–0.64%

Caterpillar Inc.	98,247	8,190,852

Construction Materials–0.58%

CRH PLC (Ireland)	305,495	7,348,708

Consumer Finance–2.32%

American Express Co.	391,839	29,591,681

Department Stores–1.51%

Macy’s, Inc.	446,002	19,298,507

Diversified Banks–1.19%

U.S. Bancorp	415,308	15,191,967

Diversified Chemicals–0.68%

Dow Chemical Co. (The)	225,000	8,640,000

	Shares	Value

Electric Utilities–0.93%

Duke Energy Corp.	177,824	$11,875,087

Electrical Components & Equipment–0.70%

Eaton Corp. PLC	130,669	8,995,254

Electronic Manufacturing Services–2.14%

TE Connectivity Ltd. (Switzerland)	527,911	27,335,232

Fertilizers & Agricultural Chemicals–1.01%

Mosaic Co. (The)	298,384	12,836,480

Food Retail–1.17%

Kroger Co. (The)	368,738	14,874,891

General Merchandise Stores–1.08%

Target Corp.	215,368	13,779,245

Gold–0.54%

Agnico Eagle Mines Ltd. (Canada)	72,960	1,931,251

Kinross Gold Corp. (Canada)	990,000	4,999,500

		6,930,751

Health Care Distributors–0.98%

Cardinal Health, Inc.	239,610	12,495,661

Health Care Equipment–1.05%

Covidien PLC	219,399	13,370,175

Health Care Facilities–2.07%

HCA Holdings, Inc.	616,507	26,355,674

Heavy Electrical Equipment–0.70%

ABB Ltd. (Switzerland)	377,886	8,927,543

Home Improvement Retail–1.20%

Lowe’s Cos., Inc.	322,057	15,333,134

Household Products–1.18%

Procter & Gamble Co. (The)	198,622	15,013,837

Industrial Conglomerates–2.18%

General Electric Co.	1,164,909	27,829,676

Industrial Gases–1.17%

Air Products & Chemicals, Inc.	140,285	14,950,172

Industrial Machinery–2.66%

Illinois Tool Works Inc.	178,076	13,581,857

Parker Hannifin Corp.	136,321	14,820,819

Sandvik AB (Sweden)	396,290	5,475,254

		33,877,930

See accompanying notes which are an integral part of this schedule. Invesco V.I. Core Equity Fund

	Shares	Value

Insurance Brokers–1.69%

Marsh & McLennan Cos., Inc.	493,879	$21,508,430

Integrated Oil & Gas–2.48%

Chevron Corp.	152,988	18,588,042

Occidental Petroleum Corp.	140,200	13,114,308

		31,702,350

Internet Software & Services–1.22%

eBay Inc. (b)	277,888	15,503,372

Investment Banking & Brokerage–1.06%

Charles Schwab Corp. (The)	641,912	13,570,020

IT Consulting & Other Services–1.08%

International Business Machines Corp.	74,295	13,757,948

Life Sciences Tools & Services–2.32%

Agilent Technologies, Inc.	291,185	14,923,231

Thermo Fisher Scientific, Inc.	159,746	14,720,594

		29,643,825

Managed Health Care–1.23%

UnitedHealth Group Inc.	219,809	15,740,522

Movies & Entertainment–0.76%

Twenty-First Century Fox, Inc. -Class A	290,845	9,743,307

Oil & Gas Equipment & Services–4.76%

Cameron International Corp. (b)	288,612	16,846,282

Halliburton Co.	333,073	16,037,465

Schlumberger Ltd.	103,485	9,143,935

Weatherford International Ltd. (b)	1,221,552	18,726,392

		60,754,074

Oil & Gas Exploration & Production–4.52%

Anadarko Petroleum Corp.	119,053	11,070,738

EOG Resources, Inc.	75,411	12,765,574

Noble Energy, Inc.	198,461	13,298,872

Pioneer Natural Resources Co.	108,706	20,523,693

		57,658,877

Packaged Foods & Meats–2.53%

Danone S.A. (France)	202,978	15,279,241

Kellogg Co.	289,046	16,975,672

		32,254,913

Paper Products–0.85%

International Paper Co.	241,225	10,806,880

Pharmaceuticals–7.59%

Merck & Co., Inc.	328,981	15,662,785

Novartis AG -ADR (Switzerland)	209,949	16,105,188

Pfizer Inc.	396,259	11,376,596

Roche Holding AG (Switzerland)	71,522	19,290,297

Sanofi -ADR (France)	494,956	25,059,622

Zoetis Inc.	299,398	9,317,266

		96,811,754

	Shares	Value

Property & Casualty Insurance–4.30%

Berkshire Hathaway Inc. -Class A (b)	168	$28,628,880

Progressive Corp. (The)	965,472	26,289,803

		54,918,683

Railroads–1.59%

Norfolk Southern Corp.	110,365	8,536,733

Union Pacific Corp.	75,663	11,753,490

		20,290,223

Semiconductor Equipment–0.64%

KLA-Tencor Corp.	134,659	8,194,000

Semiconductors–3.35%

Analog Devices, Inc.	471,838	22,199,978

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	20,513,203

		42,713,181

Systems Software–2.99%

Microsoft Corp.	597,601	19,906,090

Symantec Corp.	738,767	18,284,483

		38,190,573

Total Common Stocks & Other Equity Interests (Cost $797,275,221)		1,124,841,849

Money Market Funds–11.54%

Liquid Assets Portfolio –Institutional Class (c)	73,645,419	73,645,419

Premier Portfolio –Institutional Class (c)	73,645,420	73,645,420

Total Money Market Funds (Cost $147,290,839)		147,290,839

TOTAL INVESTMENTS–99.70% (Cost $944,566,060)		1,272,132,688

OTHER ASSETS LESS LIABILITIES–0.30%		3,816,490

NET ASSETS–100.00%		$1,275,949,178

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule. Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Core Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Pricesare determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Pricesare determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $7,348,708 and from Level 2 to Level 1 of $56,943,572, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,255,856,437	$16,276,251	$--	$1,272,132,688

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $241,149,544 and $321,535,959, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$332,412,021

Aggregate unrealized (depreciation) of investment securities	(9,408,985)

Net unrealized appreciation of investment securities	$323,003,036

Cost of investments for tax purposes is $949,129,652.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VIDDI-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.82%

Aerospace & Defense–3.65%

General Dynamics Corp.	75,363	$6,595,770

Raytheon Co.	100,115	7,715,863

		14,311,633

Air Freight & Logistics–1.21%

United Parcel Service, Inc. -Class B	52,057	4,756,448

Apparel Retail–1.17%

Guess?, Inc.	62,569	1,867,685

TJX Cos., Inc. (The)	48,027	2,708,242

		4,575,927

Apparel, Accessories & Luxury Goods–1.70%

Coach, Inc.	80,592	4,394,682

Columbia Sportswear Co.	37,739	2,273,020

		6,667,702

Asset Management & Custody Banks–3.10%

Federated Investors, Inc. -Class B	259,229	7,040,660

Legg Mason, Inc.	152,967	5,115,216

		12,155,876

Auto Parts & Equipment–1.23%

Johnson Controls, Inc.	116,237	4,823,836

Brewers–2.75%

Heineken N.V. (Netherlands)	152,020	10,774,939

Building Products–1.47%

Masco Corp.	270,442	5,755,006

Consumer Finance–0.20%

Capital One Financial Corp.	11,514	791,472

Data Processing & Outsourced Services–1.33%

Automatic Data Processing, Inc.	72,156	5,222,651

Distillers & Vintners–0.24%

Treasury Wine Estates (Australia)	227,094	936,303

Drug Retail–2.40%

Walgreen Co.	175,052	9,417,798

Electric Utilities–7.39%

American Electric Power Co., Inc.	113,719	4,929,719

Duke Energy Corp.	83,487	5,575,262

Entergy Corp.	47,087	2,975,427

Exelon Corp.	215,215	6,378,973

Pepco Holdings, Inc.	249,650	4,608,539

	Shares	Value

Electric Utilities–(continued)

PPL Corp.	147,981	$4,495,663

		28,963,583

Food Distributors–1.85%

Sysco Corp.	227,658	7,246,354

Gas Utilities–1.29%

AGL Resources Inc.	110,059	5,066,016

General Merchandise Stores–1.70%

Target Corp.	103,816	6,642,148

Health Care Equipment–2.24%

Medtronic, Inc.	56,502	3,008,732

Stryker Corp.	85,207	5,759,141

		8,767,873

Heavy Electrical Equipment–0.95%

ABB Ltd. (Switzerland)	157,117	3,711,883

Hotels, Resorts & Cruise Lines–1.84%

Accor S.A. (France)	90,133	3,748,465

Marriott International Inc. -Class A	82,272	3,460,360

		7,208,825

Household Products–3.55%

Kimberly-Clark Corp.	77,477	7,299,883

Procter & Gamble Co. (The)	87,184	6,590,239

		13,890,122

Housewares & Specialties–1.43%

Newell Rubbermaid Inc.	202,968	5,581,620

Industrial Machinery–1.44%

Pentair Ltd.	86,788	5,636,013

Integrated Oil & Gas–2.64%

Royal Dutch Shell PLC -Class B (United Kingdom)	138,893	4,799,506

Total S.A. (France)	95,291	5,538,643

		10,338,149

Integrated Telecommunication Services–2.60%

AT&T Inc.	190,591	6,445,788

Deutsche Telekom AG (Germany)	257,198	3,728,425

		10,174,213

Investment Banking & Brokerage–1.58%

Charles Schwab Corp. (The)	292,630	6,186,198

Life & Health Insurance–3.42%

Lincoln National Corp.	122,974	5,163,678

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Life & Health Insurance–(continued)

Prudential Financial, Inc.	34,910	$2,722,282

StanCorp Financial Group, Inc.	100,505	5,529,785

		13,415,745

Motorcycle Manufacturers–0.74%

Harley-Davidson, Inc.	44,940	2,886,946

Movies & Entertainment–1.19%

Time Warner Inc.	70,630	4,648,160

Multi-Utilities–3.08%

Consolidated Edison, Inc.	84,219	4,643,836

Dominion Resources, Inc.	50,007	3,124,437

Sempra Energy	50,219	4,298,746

		12,067,019

Oil & Gas Drilling–1.02%

Nabors Industries Ltd.	249,438	4,005,974

Oil & Gas Equipment & Services–1.29%

Baker Hughes Inc.	102,667	5,040,950

Packaged Foods & Meats–8.91%

Campbell Soup Co.	195,291	7,950,297

General Mills, Inc.	272,236	13,045,549

Kraft Foods Group, Inc.	127,767	6,700,101

Mead Johnson Nutrition Co.	31,449	2,335,403

Mondelez International Inc. -Class A	155,143	4,874,593

		34,905,943

Paper Packaging–1.48%

Avery Dennison Corp.	67,291	2,928,504

Sonoco Products Co.	73,865	2,876,303

		5,804,807

Paper Products–0.68%

International Paper Co.	59,657	2,672,634

Personal Products–0.84%

L’Oreal S.A. (France)	19,251	3,306,372

Pharmaceuticals–4.32%

Bristol-Myers Squibb Co.	51,203	2,369,675

Eli Lilly & Co.	112,417	5,657,948

Johnson & Johnson	73,236	6,348,829

Novartis AG (Switzerland)	32,941	2,531,681

		16,908,133

Property & Casualty Insurance–0.94%

Travelers Cos., Inc. (The)	43,262	3,667,320

Regional Banks–8.49%

Cullen/Frost Bankers, Inc.	35,093	2,475,811

Fifth Third Bancorp	231,317	4,172,959

KeyCorp	435,962	4,969,967

M&T Bank Corp.	39,456	4,415,916

SunTrust Banks, Inc.	255,108	8,270,601

	Shares	Value

Regional Banks–(continued)

Zions Bancorp.	326,444	$8,951,094

		33,256,348

Restaurants–0.51%

Brinker International, Inc.	49,204	1,994,238

Semiconductors–2.30%

Linear Technology Corp.	106,560	4,226,170

Texas Instruments Inc.	118,902	4,788,183

		9,014,353

Soft Drinks–1.14%

Coca-Cola Co. (The)	118,322	4,482,037

Specialized REIT’s–0.45%

Weyerhaeuser Co.	61,200	1,752,156

Systems Software–0.67%

Microsoft Corp.	78,840	2,626,160

Thrifts & Mortgage Finance–1.68%

Hudson City Bancorp, Inc.	728,768	6,595,350

Tobacco–1.72%

Altria Group, Inc.	136,068	4,673,936

Philip Morris International Inc.	23,679	2,050,364

		6,724,300

Total Common Stocks & Other Equity Interests (Cost $301,391,304)		375,377,533

Money Market Funds–5.13%

Liquid Assets Portfolio –Institutional Class (b)	10,050,689	10,050,689

Premier Portfolio –Institutional Class (b)	10,050,689	10,050,689

Total Money Market Funds (Cost $20,101,378)		20,101,378

TOTAL INVESTMENTS–100.95% (Cost $321,492,682)		395,478,911

OTHER ASSETS LESS LIABILITIES–(0.95)%		(3,705,440)

NET ASSETS–100.00%		$391,773,471

Investment Abbreviations:

REIT         —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Diversified Dividend Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Diversified Dividend Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 2 to Level 1 of $21,297,760, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$386,228,385	$9,250,526	$--	$395,478,911

Foreign Currency Contracts*	--	(140,400)	--	(140,400)

Total Investments	$386,228,385	$9,110,126	$--	$395,338,511

* Unrealized appreciation (depreciation).

NOTE 3 – Derivative Investments

Open Foreign Currency Contracts at Period End
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/16/13	Deutsche Bank Securities Inc.	EUR	5,029,758	USD	6,733,086	$6,804,913	$(71,827)
10/16/13	Citigroup Global Markets Inc.	EUR	4,832,327	USD	6,469,229	6,537,802	(68,573)
Total open foreign currency contracts							$(140,400)

  Currency Abbreviations:

   EUR -- Euro

   USD -- U.S. Dollar

Invesco V.I. Diversified Dividend Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $61,584,550 and $75,470,516, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$79,356,120
Aggregate unrealized (depreciation) of investment securities	(6,348,466)
Net unrealized appreciation of investment securities	$73,007,654
Cost of investments for tax purposes is $322,471,257.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VIDIN-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–88.75%

Advertising–0.12%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$25,000	$23,909

Aerospace & Defense–0.39%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	10,000	9,950

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	5,000	5,000

7.75%, 03/15/20(b)	15,000	17,062

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	8,000	7,780

GenCorp Inc., Sec. Gtd. Notes, 7.13%, 03/15/21(b)	15,000	15,825

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 03/15/21	2,000	2,170

Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	10,000	10,925

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	5,000	4,938

Sr. Unsec. Gtd. Sub. Notes, 7.50%, 07/15/21(b)	5,000	5,362

		79,012

Agricultural Products–0.17%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	34,347

Airlines–2.33%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	5,000	4,853

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	69,438	71,694

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	1,952	1,984

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	96,337	110,788

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	10,017	11,000

	Principal Amount	Value

Airlines–(continued)

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	$11,167	$11,415

Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	3,000	3,060

Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	49,279	52,729

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	57,858	61,221

Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	70,000	64,006

Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 4.95%, 01/15/22	35,000	32,200

United Airlines Pass Through Trust, Series 2013-1, Class A, Sr. Sec. Pass Through Ctfs., 4.30%, 08/15/25	25,000	24,641

United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	12,000	12,240

US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	1,000	1,095

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	1,000	1,055

Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	10,000	9,525

		473,506

Alternative Carriers–0.23%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	4,000	4,300

11.88%, 02/01/19	12,000	13,920

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	9,000	9,135

8.63%, 07/15/20	5,000	5,487

9.38%, 04/01/19	12,000	13,320

		46,162

Apparel Retail–0.11%

Hot Topic, Inc., Sr. Sec. Notes, 9.25%, 06/15/21(b)	8,000	8,260

L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	2,000	2,057

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Apparel Retail–(continued)

8.50%, 06/15/19	$10,000	$11,900

		22,217

Apparel, Accessories & Luxury Goods–0.15%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	8,000	8,520

7.63%, 05/15/20	15,000	16,200

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	2,000	1,892

William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	4,000	4,010

		30,622

Application Software–0.06%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	12,000	11,430

Asset Management & Custody Banks–1.06%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	10,000	9,750

Bank of New York Mellon (The), Series D, Unsec. Sub. Global Notes, 4.50% (c)	70,000	61,775

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	45,000	48,196

Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	55,000	51,640

Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	45,000	42,984

		214,345

Auto Parts & Equipment–0.19%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	12,000	12,870

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	5,000	5,188

6.63%, 10/15/22	3,000	3,105

CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Global Notes, 6.50%, 11/01/22	18,000	17,572

		38,735

Automobile Manufacturers–0.98%

General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	80,000	80,400

4.88%, 10/02/23(b)	60,000	59,850

6.25%, 10/02/43(b)	11,000	11,027

	Principal Amount	Value

Automobile Manufacturers–(continued)

Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	$47,000	$47,137

		198,414

Automotive Retail–0.50%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	95,000	101,210

Broadcasting–2.21%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	2,000	2,035

Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	6,000	6,165

Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	14,000	14,490

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	30,000	31,672

Sr. Unsec. Notes, 4.50%, 06/30/43(b)	55,000	43,306

8.38%, 03/01/39(b)	75,000	88,696

9.38%, 01/15/19(b)	140,000	179,739

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	70,000	64,726

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	14,000	14,070

Sinclair Television Group, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/21(b)	2,000	2,005

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	2,000	1,990

		448,894

Building Products–0.76%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	25,000	24,875

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	10,000	10,250

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	19,000	19,190

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	25,000	27,437

10.00%, 12/01/18	5,000	5,538

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Building Products–(continued)

Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	$40,000	$39,111

Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	3,000	3,195

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	12,000	13,200

Sr. Unsec. Notes, 9.75%, 01/15/18	10,000	11,625

		154,421

Cable & Satellite–3.26%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	5,000	4,788

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	80,000	75,873

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	25,000	25,165

5.15%, 03/15/42	70,000	59,589

Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	40,000	38,598

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	9,000	8,370

5.13%, 05/01/20	17,000	16,830

5.88%, 07/15/22	15,000	14,794

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,000	4,240

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	5,000	5,400

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	6,000	6,435

7.50%, 04/01/21	10,000	10,850

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22	13,000	12,870

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	12,000	12,480

8.13%, 06/01/23(b)	6,000	6,345

NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	35,000	35,319

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	61,423

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	38,498

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	13,000	13,585

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	200,000	210,862

		662,314

	Principal Amount	Value

Casinos & Gaming–0.73%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$17,000	$18,573

9.13%, 12/01/18	2,000	2,190

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	4,000	3,610

Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	13,000	12,285

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	10,137	10,923

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	25,000	25,937

6.75%, 10/01/20	5,000	5,275

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	17,000	18,573

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	10,000	10,900

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	10,000	10,775

Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	10,000	10,025

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	20,000	20,162

		149,228

Catalog Retail–0.41%

QVC Inc., Sr. Sec. Gtd. Global Notes, 4.38%, 03/15/23	90,000	83,892

Coal & Consumable Fuels–0.23%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	23,000	24,782

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	13,000	12,967

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	9,000	8,933

		46,682

Communications Equipment–0.11%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	4,000	3,290

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	15,000	14,081

9.00%, 04/01/19(b)	5,000	4,888

		22,259

Computer & Electronics Retail–0.08%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	15,000	15,731

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Computer Storage & Peripherals–0.12%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	$15,000	$16,734

Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	8,000	7,730

		24,464

Construction & Engineering–0.43%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	15,000	15,825

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	26,313

URS Corp., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/22(b)	45,000	45,812

		87,950

Construction & Farm Machinery & Heavy Trucks–0.19%

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	13,000	13,000

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	5,575

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	13,000	13,260

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	4,000	4,065

Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	2,000	2,025

		37,925

Construction Materials–0.12%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	3,000	3,075

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	19,000	20,900

		23,975

Consumer Finance–1.58%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	3,000	3,368

8.00%, 03/15/20	32,000	37,000

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.25%, 09/20/22	200,000	200,045

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	80,445

		320,858

	Principal Amount	Value

Data Processing & Outsourced Services–0.57%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	$30,000	$29,571

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	17,000	18,169

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	33,000	34,155

Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	10,000	10,350

7.38%, 06/15/19(b)	9,000	9,472

Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	5,000	5,013

Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	3,000	2,910

WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	7,000	6,405

		116,045

Distillers & Vintners–0.07%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	10,000	11,450

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	2,000	2,125

		13,575

Distributors–0.02%

American Builders & Contractors Supply Co. Inc., Sr. Unsec. Notes, 5.63%, 04/15/21(b)	5,000	4,888

Diversified Banks–4.82%

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	200,000	201,511

Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	75,000	75,047

Credit Agricole S.A. (France), Unsec. Sub. Notes, 8.13%, 09/19/33(b)	200,000	202,865

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	46,166

ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	102,883

PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	45,000	43,999

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	12,000	12,221

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	130,000	130,315

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	$55,000	$57,708

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.55%, 10/13/20(b)	100,000	105,615

		978,330

Diversified Capital Markets–1.01%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	200,000	206,034

Diversified Chemicals–0.39%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	85,000	78,087

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	2,000	1,935

		80,022

Diversified Metals & Mining–3.65%

BHP Billition Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	125,000	150,308

BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 3.85%, 09/30/23	165,000	166,546

5.00%, 09/30/43	160,000	162,808

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	6,000	6,053

8.25%, 11/01/19(b)	16,000	17,400

Freeport-McMoran Copper & Gold Inc., Sr. Unsec. Notes, 3.88%, 03/15/23(b)	75,000	69,525

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	20,000	24,768

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	80,000	77,503

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	70,000	56,830

Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	2,000	2,060

Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	8,000	6,740

		740,541

Drug Retail–0.87%

CVS Pass Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	163,609	177,122

	Principal Amount	Value

Electric Utilities–0.91%

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	$100,000	$101,488

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(d)	25,000	0

Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	40,000	35,153

System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	50,000	49,087

		185,728

Electrical Components & Equipment–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	5,000	4,863

Electronic Manufacturing Services–0.08%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	15,000	15,900

Environmental & Facilities Services–0.03%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	5,000	4,863

5.25%, 08/01/20	2,000	1,975

		6,838

Forest Products–0.04%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	5,000	5,200

Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	2,000	2,075

		7,275

Gas Utilities–0.20%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	7,000	7,315

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	8,000	8,000

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	4,000	4,310

Sr. Unsec. Notes, 7.38%, 03/15/20	20,000	21,550

		41,175

General Merchandise Stores–0.47%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	60,000	58,377

3.25%, 04/15/23	40,000	36,753

		95,130

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Gold–1.48%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	$50,000	$42,373

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	5,000	4,829

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	161,180

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	75,000	66,268

Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	35,000	26,351

		301,001

Health Care Equipment–0.11%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	5,000	5,187

Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	7,000	7,140

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	10,000	10,350

		22,677

Health Care Facilities–0.31%

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	13,000	13,195

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	10,000	10,325

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	15,000	14,850

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 4.75%, 06/01/20	2,000	1,935

Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	4,000	4,110

Sr. Unsec. Global Notes, 6.75%, 02/01/20	7,000	7,017

8.00%, 08/01/20	5,000	5,338

Sr. Unsec. Notes, 8.13%, 04/01/22(b)	6,000	6,307

		63,077

Health Care Services–0.40%

Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	75,000	73,931

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	7,000	7,420

		81,351

	Principal Amount	Value

Healthcare–0.03%

Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/19	$6,000	$6,330

Homebuilding–0.97%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 02/01/23	2,000	1,905

Sr. Unsec. Gtd. Notes, 7.50%, 09/15/21(b)	10,000	9,800

9.13%, 06/15/18	4,000	4,195

DR Horton Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 02/15/23	3,000	2,798

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	9,000	9,517

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	17,000	17,637

Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	3,000	3,169

11.88%, 10/15/15	2,000	2,290

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	3,000	2,764

6.95%, 06/01/18	10,000	10,962

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	10,000	10,800

MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	115,000	100,137

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	5,000	5,325

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	9,000	8,404

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	7,000	7,630

		197,333

Hotels, Resorts & Cruise Lines–0.24%

Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	7,000	7,000

Sr. Sec. Notes, 8.00%, 10/01/20(b)	7,000	7,000

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	25,000	24,469

7.50%, 10/15/27	10,000	10,600

		49,069

Household Products–0.13%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	11,000	10,959

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Household Products–(continued)

Reynolds Group Holdings Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	$15,000	$15,075

		26,034

Housewares & Specialties–0.01%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	3,000	2,948

Independent Power Producers & Energy Traders–0.10%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	10,000	11,050

Sr. Unsec. Global Notes, 8.00%, 10/15/17	2,000	2,310

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 03/15/23	2,000	1,975

7.63%, 01/15/18	4,000	4,450

		19,785

Industrial Conglomerates–1.33%

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	112,655

7.63%, 04/09/19(b)	130,000	157,927

		270,582

Industrial Machinery–0.03%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	5,000	5,037

Allegion US Holding Co. Inc., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/21(b)	1,000	1,004

		6,041

Industrial REIT’s–0.24%

ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	49,000	48,854

Insurance Brokers–0.65%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	131,170

Integrated Telecommunication Services–3.89%

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	59,957

2.95%, 05/15/16	35,000	36,626

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	92,661

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	142,596

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	$30,000	$26,926

5.15%, 09/15/23	120,000	128,922

6.40%, 09/15/33	165,000	183,965

6.55%, 09/15/43	105,000	118,606

		790,259

Internet Software & Services–0.18%

Bankrate Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	4,000	4,010

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	12,000	11,940

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	15,000	14,250

7.00%, 07/15/21	5,000	5,362

VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	2,000	1,888

		37,450

Investment Banking & Brokerage–5.03%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	115,000	125,925

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 01/22/23	115,000	110,059

5.13%, 01/15/15	50,000	52,633

5.25%, 07/27/21	55,000	59,643

5.75%, 01/24/22	100,000	111,239

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	45,000	47,019

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	113,307

7.30%, 08/01/14(b)	110,000	115,664

Morgan Stanley, Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	110,000	102,964

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	145,702

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	37,054

		1,021,209

Leisure Facilities–0.05%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	5,000	4,825

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	5,362

		10,187

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Life & Health Insurance–3.31%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	$65,000	$63,572

MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	110,000	98,180

Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	63,044

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	178,026

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	158,438

Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	111,389

		672,649

Lodging & Casinos–0.01%

Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	3,000	2,835

Managed Health Care–0.39%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	48,090

Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	35,000	31,188

		79,278

Marine–0.02%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	3,000	3,150

Movies & Entertainment–1.04%

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	6,000	5,670

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	12,000	12,510

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	20,000	21,000

Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	11,000	10,808

Viacom Inc., Sr. Unsec. Global Notes, 4.25%, 09/01/23	105,000	105,021

5.85%, 09/01/43	55,000	56,030

		211,039

Multi-Line Insurance–1.88%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	233,620

Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	50,000	50,418

	Principal Amount	Value

Multi-Line Insurance–(continued)

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	$5,000	$5,688

Trinity Acquisition PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/43	93,000	92,075

		381,801

Multi-Sector Holdings–1.02%

MidAmerican Energy Co., Sr. Sec. First Mortgage Bonds, 3.70%, 09/15/23	100,000	101,400

4.80%, 09/15/43	105,000	106,459

		207,859

Office Services & Supplies–0.01%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	2,000	2,185

Oil & Gas Drilling–0.12%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	2,000	2,097

Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	6,000	6,030

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	3,000	3,180

6.50%, 12/15/21	13,000	13,650

		24,957

Oil & Gas Equipment & Services–0.32%

Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	3,000	3,045

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	5,000	5,213

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	18,000	18,270

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	5,000	4,875

Forum Energy Technologies Inc., Sr. Unsec. Notes, 6.25%, 10/01/21(b)	6,000	6,052

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	15,000	15,075

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	12,000	11,940

		64,470

Oil & Gas Exploration & Production–2.57%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	10,000	10,063

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	$18,000	$18,270

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	9,000	9,225

8.25%, 09/01/21	13,000	13,715

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	5,394

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	7,000	7,298

6.63%, 08/15/20	10,000	10,787

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	18,000	18,270

Endeavor Energy Resources, L.P./EER Finance, Inc., Sr. Unsec. Notes, 7.00%, 08/15/21(b)	16,000	15,920

Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	7,000	7,000

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	8,000	8,090

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	14,000	13,405

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	14,000	14,455

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	2,000	1,955

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	2,000	2,125

Legacy Reserves L.P./Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	3,000	2,835

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	6,000	5,880

6.50%, 03/15/21(b)	3,000	3,030

Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	15,000	14,587

Oasis Petroleum Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/22(b)	7,000	7,420

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	70,000	71,312

5.75%, 01/20/20	40,000	41,796

6.88%, 01/20/40	45,000	44,613

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	65,000	70,047

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	$5,000	$4,675

Sr. Unsec. Notes, 5.38%, 10/01/22	9,000	8,663

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	2,000	1,945

5.75%, 06/01/21	20,000	21,050

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	18,000	18,270

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	4,000	4,180

6.63%, 02/15/19	12,000	12,540

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	10,000	10,200

5.75%, 03/15/21(b)	7,000	7,140

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	15,000	15,337

		521,492

Oil & Gas Refining & Marketing–0.87%

Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	11,000	11,357

Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	100,000	110,926

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	5,000	4,925

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	10,000	10,025

6.13%, 10/15/21	3,000	3,015

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	4,000	4,480

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	30,000	32,722

		177,450

Oil & Gas Storage & Transportation–2.89%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	11,000	11,358

6.13%, 07/15/22	2,000	2,065

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	8,000	7,560

6.63%, 10/01/20(b)	5,000	5,125

6.63%, 10/01/20(b)	5,000	5,125

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	$13,000	$12,935

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	11,000	11,110

El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	35,000	30,512

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	15,000	16,125

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	60,333

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	70,000	80,386

Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes, 4.15%, 02/01/24	72,000	70,593

5.00%, 03/01/43	233,000	211,148

MarkWest Energy Partners L.P./ MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	15,000	15,037

6.50%, 08/15/21	10,000	10,725

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	13,000	12,415

Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	2,000	2,103

6.88%, 02/01/21	15,000	16,087

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,388

		586,130

Other Diversified Financial Services–10.18%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	25,000	26,197

4.10%, 07/24/23	65,000	64,702

4.50%, 04/01/15	240,000	252,248

6.50%, 08/01/16	130,000	147,549

Sr. Unsec. Medium-Term Notes, 3.30%, 01/11/23	15,000	14,041

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	39,739

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	150,000	159,659

6.13%, 05/15/18	65,000	75,289

Sr. Unsec. Notes, 6.38%, 08/12/14	255,000	267,474

	Principal Amount	Value

Other Diversified Financial Services–(continued)

Unsec. Sub. Global Notes, 3.50%, 05/15/23	$95,000	$85,697

4.05%, 07/30/22	50,000	48,616

Series A, Jr. Unsec. Sub. Global Notes, 5.95% (c)	75,000	70,313

Citigroup, Inc., Unsec. Sub. Global Notes, 5.50%, 09/13/25	170,000	175,150

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	110,544

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	70,000	71,493

ING US Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	80,000	73,800

Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/22	90,000	97,227

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 5.60%, 07/15/41	95,000	103,010

Series Q, Jr. Unsec. Sub. Global Notes, 5.15% (c)	70,000	61,600

Series R, Jr. Unsec. Sub. Global Notes, 6.00% (c)	120,000	112,200

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	10,000	10,350

		2,066,898

Packaged Foods & Meats–0.48%

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 06/01/21(b)	5,000	5,000

Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	50,000	59,039

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	18,000	19,080

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	10,000	10,575

Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	2,000	2,055

5.88%, 08/01/21(b)	2,000	2,035

		97,784

Paper Packaging–0.22%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	10,625

Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	35,000	33,938

		44,563

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Paper Products–0.29%

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	$35,000	$36,934

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	2,000	1,925

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	9,000	9,000

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	12,000	12,060

		59,919

Personal Products–0.63%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	75,000	75,353

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	60,000	51,953

		127,306

Pharmaceuticals–1.74%

AbbVie Inc., Sr. Unsec. Global Notes, 4.40%, 11/06/42	203,000	184,197

Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	100,000	99,295

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.38%, 10/15/20(b)	15,000	15,600

Sr. Unsec. Notes, 7.50%, 07/15/21(b)	5,000	5,425

VPII Escrow Corp., Sr. Unsec. Notes, 6.75%, 08/15/18(b)	5,000	5,375

Zoetis Inc., Sr. Unsec. Notes, 3.25%, 02/01/23(b)	45,000	42,944

		352,836

Property & Casualty Insurance–1.89%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	125,000	122,500

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	195,820

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	15,000	16,313

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	48,668

		383,301

Publishing–0.01%

Gannett Co., Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/15/19(b)	2,000	1,990

Real Estate Services–0.03%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	5,000	5,338

	Principal Amount	Value

Regional Banks–1.11%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	$70,000	$69,434

Unsec. Sub. Notes, 4.50%, 06/01/18	55,000	59,722

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	40,878

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	20,000	21,321

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	5,000	5,688

Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	20,300

Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (c)	10,000	8,775

		226,118

Reinsurance–0.30%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	60,000	61,356

Research & Consulting Services–0.05%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	10,000	10,612

Residential REIT’s–0.54%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	115,000	109,923

Restaurants–0.79%

Starbucks Corp., Sr. Unsec. Global Notes, 3.85%, 10/01/23	158,000	160,264

Retail REIT’s–0.43%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	90,000	88,305

Security & Alarm Services–0.04%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	7,000	7,149

Semiconductor Equipment–0.13%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	11,000	10,752

Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	15,000	15,750

		26,502

Semiconductors–0.12%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	17,000	17,892

10.75%, 08/01/20	5,000	5,563

		23,455

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Specialized Finance–3.19%

Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	$11,000	$11,732

Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	10,000	9,900

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	2,000	2,105

6.75%, 04/15/17	17,000	18,275

7.63%, 04/15/20	11,000	12,237

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	12,000	11,820

5.25%, 03/15/18	13,000	13,682

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	12,000	12,690

CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	45,000	46,812

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	115,000	120,103

Sr. Unsec. Global Notes, 4.88%, 04/01/15	45,000	46,491

5.88%, 04/01/19	10,000	10,419

5.88%, 08/15/22	10,000	9,856

8.75%, 03/15/17	27,000	31,090

Sr. Unsec. Notes, 8.25%, 12/15/20	10,000	11,425

Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	158,000	158,991

Sr. Unsec. Notes, 5.50%, 09/01/20	110,000	120,104

		647,732

Specialized REIT’s–2.98%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	50,000	43,987

4.63%, 04/01/15	90,000	94,162

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	277,953

Geo Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.13%, 04/01/23(b)	5,000	4,606

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	26,339

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	7,000	7,403

RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 04/15/21(b)	10,000	9,450

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	77,813

	Principal Amount	Value

Specialized REIT’s–(continued)

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	$65,000	$63,822

		605,535

Specialty Chemicals–0.13%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	5,000	5,013

Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	6,000	5,880

PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	10,000	9,412

PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	5,000	5,362

		25,667

Specialty Stores–0.09%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	10,000	10,750

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	7,000	7,009

		17,759

Steel–1.32%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.13%, 06/01/18	55,000	58,885

6.75%, 02/25/22	3,000	3,181

7.25%, 03/01/41	60,000	55,099

Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	2,000	1,810

Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	9,000	9,428

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	14,000	14,595

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	5,000	5,125

Sr. Unsec. Notes, 7.00%, 02/01/18	6,000	6,375

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	55,809

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	65,000	57,129

		267,436

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	2,000	2,065

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	$2,000	$2,060

Tobacco–0.50%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	101,113

Trading Companies & Distributors–0.05%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	2,000	2,145

United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	2,000	2,108

Sr. Unsec. Global Notes, 8.25%, 02/01/21	5,000	5,550

		9,803

Trucking–0.20%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	10,000	10,925

9.75%, 03/15/20	2,000	2,315

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	15,000	15,937

7.38%, 01/15/21	10,000	10,800

		39,977

Wireless Telecommunication Services–1.99%

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	31,000	35,185

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	126,218

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	12,000	12,090

6.63%, 11/15/20	20,000	20,800

6.63%, 04/01/23(b)	7,000	7,035

7.88%, 09/01/18	5,000	5,413

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/23	50,000	46,258

4.50%, 03/15/43	30,000	26,329

SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	7,000	6,930

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	16,000	14,480

6.90%, 05/01/19	5,000	5,163

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	14,000	12,985

7.00%, 08/15/20	10,000	10,200

11.50%, 11/15/21	2,000	2,570

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	8,000	8,680

9.00%, 11/15/18(b)	7,000	8,242

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	$2,000	$2,045

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	50,000	53,437

		404,060

Total U.S. Dollar Denominated Bonds and Notes (Cost $17,590,599)		18,023,446

U.S. Treasury Securities–7.38%

U.S. Treasury Bills–0.25%

0.11%, 05/01/14 (e)(f)	50,000	49,990

U.S. Treasury Notes–5.61%

1.38%, 09/30/18	345,000	344,880

2.50%, 08/15/23	802,000	794,403

		1,139,283

U.S. Treasury Bonds–1.52%

2.88%, 05/15/43	364,000	308,961

Total U.S. Treasury Securities (Cost $1,496,505)		1,498,234

	Shares

Preferred Stocks–2.12%

Diversified Banks–1.45%

CoBank ACB, Series F, 6.25% Pfd.(b)	2,000	191,063

Royal Bank of Scotland Group PLC (The)(United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	135	3,171

Wells Fargo & Co., 5.85% Pfd.	4,200	100,254

		294,488

Investment Banking & Brokerage–0.33%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	3,000	67,320

Multi-Line Insurance–0.06%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd.	440	12,373

Office REIT’s–0.01%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	95	2,376

Reinsurance–0.24%

Reinsurance Group of America, Inc. 6.20% Sr. Unsec. Sub. Pfd.	2,000	49,360

Tires & Rubber–0.03%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	75	4,776

Total Preferred Stocks (Cost $450,338)		430,693

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Asset-Backed Securities–0.80%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(g)	$42,608	$42,941

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(g)	118,066	119,504

Total Asset-Backed Securities (Cost $143,814)		162,445

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.74%

Federal Home Loan Mortgage Corp. (FHLMC)–0.27%

Pass Through Ctfs.,
6.50%, 05/01/16 to 08/01/32	5,236	5,859

6.00%, 05/01/17 to 12/01/31	34,546	37,531

5.50%, 09/01/17	10,779	11,378

		54,768

Federal National Mortgage Association (FNMA)–0.38%

Pass Through Ctfs.,
7.00%, 02/01/16 to 09/01/32	13,880	14,931

6.50%, 05/01/16 to 09/01/31	3,754	4,202

5.00%, 11/01/18	12,879	13,644

7.50%, 04/01/29 to 10/01/29	36,224	38,505

8.00%, 04/01/32	5,658	6,314

		77,596

Government National Mortgage Association (GNMA)–0.09%

Pass Through Ctfs., 7.50%, 06/15/23	6,306	7,086

8.50%, 11/15/24	1,811	1,855

7.00%, 07/15/31 to 08/15/31	1,690	1,939

6.50%, 11/15/31 to 03/15/32	4,166	4,681

6.00%, 11/15/32	1,821	2,038

		17,599

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $141,151)		149,963

Municipal Obligations–0.70%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(d)	65,000	38,989

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20	55,000	51,521

	Principal Amount		Value

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		$50,000	$52,004

Total Municipal Obligations (Cost $169,523)			142,514

Non-U.S. Dollar Denominated Bonds & Notes–0.06%(h)

Casinos & Gaming–0.06%

Great Canadian Gaming Corp., (Canada) Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22 (Cost $12,622)(b)	CAD	12,000	11,911

	Shares

Common Stocks & Other Equity Interests–0.02%

Broadcasting–0.01%

Adelphia Communications Corp. (i)		900	702

Adelphia Recovery Trust -Series ACC-1 (i)		87,412	245

			947

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $6,004)(b)(j)		28	2,380

Total Common Stocks & Other Equity Interests (Cost $28,185)			3,327

TOTAL INVESTMENTS–100.57% (Cost $20,032,737)			20,422,533

OTHER ASSETS LESS LIABILITIES–(0.57)%			(115,105)

NET ASSETS–100.00%			$20,307,428

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $4,773,637, which represented 23.51% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2013 was $38,989, which represented less than 1% of the Fund’s Net Assets.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2013.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Diversified Income Fund

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of

Invesco V.I. Diversified Income Fund

H.	Swap Agreements – (continued)

value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Diversified Income Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 239,875	$ 194,145	$ --	$ 434,020
U.S. Treasury Securities	--	1,498,234	--	1,498,234
Corporate Debt Securities	--	18,023,446	0	18,023,446
U.S. Government Sponsored Securities	--	149,963	--	149,963
Asset-Backed Securities	--	162,445	--	162,445
Municipal Obligations	--	142,514	--	142,514
Foreign Debt Securities	--	11,911	--	11,911
	$ 239,875	$ 20,182,658	$ 0	$ 20,422,533
Futures*	16,737	--	--	16,737
Swap Agreements*	--	(16,831)	--	(16,831)
Total Investments	$ 256,612	$ 20,165,827	$ 0	$ 20,422,439

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2013:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk
Swap agreements (a)	$--	$(16,831)
Interest rate risk
Futures contracts (a)	37,780	(21,043)
Total	$37,780	$(37,874)

(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$--	$--	$(4,666)
Currency risk	--	(539)	--
Interest rate risk	(13,518)	--	--
Change in Unrealized Appreciation (Depreciation)
Credit risk	$--	$--	$(1,255)
Currency risk	--	1,109	--
Interest rate risk	22,287	--	--
Total	$8,769	$570	$(5,921)

* The average notional value of futures contracts and swap agreements outstanding during the period was $3,938,245, $26,209 and $250,000, respectively.

Invesco V.I. Diversified Income Fund

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	18	December-2013	$2,178,844	$27,384
U.S. Treasury 20 Year Bonds	5	December-2013	666,875	10,396
Subtotal				$37,780
Short Contracts
U.S. Treasury 10 Year Notes	9	December-2013	$(1,137,516)	$(21,043)
Total				$16,737

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.76%	$250,000	$14,647	$(16,831)
(a)	Implied credit spreads represent the current level as of September 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $13,070,050 and $14,009,788, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $7,017,174 and 7,625,924, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 828,626

Aggregate unrealized (depreciation) of investment securities	(477,938)

Net unrealized appreciation of investment securities	$ 350,688

Cost of investments for tax purposes is $20,071,845.

Invesco V.I. Diversified Income Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us MS-VIEWSP-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.72%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	8,815	$151,442

Omnicom Group Inc.	2,286	145,024

		296,466

Aerospace & Defense–2.17%

Boeing Co. (The)	1,334	156,745

General Dynamics Corp.	1,704	149,134

Honeywell International Inc.	1,767	146,732

L-3 Communications Holdings, Inc.	1,576	148,932

Lockheed Martin Corp.	1,167	148,851

Northrop Grumman Corp.	1,544	147,082

Precision Castparts Corp.	639	145,206

Raytheon Co.	1,892	145,816

Rockwell Collins, Inc.	2,034	138,027

Textron Inc.	5,183	143,103

United Technologies Corp.	1,370	147,713

		1,617,341

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	4,102	151,118

Air Freight & Logistics–0.82%

C.H. Robinson Worldwide, Inc.	2,505	149,198

Expeditors International of Washington, Inc.	3,355	147,821

FedEx Corp.	1,385	158,042

United Parcel Service, Inc. -Class B	1,675	153,045

		608,106

Airlines–0.42%

Delta Air Lines, Inc.	6,614	156,024

Southwest Airlines Co.	10,692	155,676

		311,700

Aluminum–0.20%

Alcoa Inc.	18,393	149,351

Apparel Retail–1.20%

Abercrombie & Fitch Co. -Class A	3,992	141,197

Gap, Inc. (The)	3,568	143,719

L Brands, Inc.	2,537	155,011

Ross Stores, Inc.	2,117	154,117

TJX Cos., Inc. (The)	2,741	154,565

Urban Outfitters, Inc. (b)	3,871	142,337

		890,946

Apparel, Accessories & Luxury Goods–0.99%

Coach, Inc.	2,720	148,321

Fossil Group, Inc. (b)	1,278	148,555

PVH Corp.	1,193	141,597

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Ralph Lauren Corp.	893	$147,104

VF Corp.	756	150,482

		736,059

Application Software–1.03%

Adobe Systems Inc. (b)	3,111	161,585

Autodesk, Inc. (b)	3,891	160,193

Citrix Systems, Inc. (b)	2,013	142,138

Intuit Inc.	2,253	149,396

Salesforce.com, Inc. (b)	2,993	155,367

		768,679

Asset Management & Custody Banks–1.80%

Ameriprise Financial, Inc.	1,628	148,278

Bank of New York Mellon Corp. (The)	4,760	143,704

BlackRock, Inc.	561	151,818

Franklin Resources, Inc.	3,060	154,683

Invesco Ltd. (c)	4,784	152,610

Legg Mason, Inc.	4,372	146,200

Northern Trust Corp.	2,711	147,451

State Street Corp.	2,184	143,598

T. Rowe Price Group Inc.	2,075	149,255

		1,337,597

Auto Parts & Equipment–0.61%

BorgWarner, Inc.	1,499	151,984

Delphi Automotive PLC (United Kingdom)	2,611	152,535

Johnson Controls, Inc.	3,523	146,204

		450,723

Automobile Manufacturers–0.39%

Ford Motor Co.	8,566	144,509

General Motors Co. (b)	4,129	148,520

		293,029

Automotive Retail–0.79%

AutoNation, Inc. (b)	2,801	146,128

AutoZone, Inc. (b)	357	150,915

CarMax, Inc. (b)	2,909	140,999

Murphy USA Inc. (b)	1	30

O’Reilly Automotive, Inc. (b)	1,180	150,556

		588,628

Biotechnology–1.41%

Alexion Pharmaceuticals, Inc. (b)	1,301	151,124

Amgen Inc.	1,291	144,515

Biogen Idec Inc. (b)	632	152,160

Celgene Corp. (b)	993	152,853

Gilead Sciences, Inc. (b)	2,339	146,983

Regeneron Pharmaceuticals, Inc. (b)	512	160,189

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–(continued)

Vertex Pharmaceuticals Inc. (b)	1,898	$143,906

		1,051,730

Brewers–0.20%

Molson Coors Brewing Co. -Class B	2,999	150,340

Broadcasting–0.62%

CBS Corp. -Class B	2,679	147,774

Discovery Communications, Inc. -Class A (b)	1,908	161,073

Scripps Networks Interactive Inc. -Class A	2,001	156,298

		465,145

Building Products–0.20%

Masco Corp.	7,141	151,960

Cable & Satellite–0.79%

Cablevision Systems Corp. -Class A	8,419	141,776

Comcast Corp. -Class A	3,379	152,562

DIRECTV (b)	2,405	143,699

Time Warner Cable Inc.	1,335	148,986

		587,023

Casinos & Gaming–0.40%

International Game Technology	7,313	138,435

Wynn Resorts Ltd.	988	156,114

		294,549

Coal & Consumable Fuels–0.39%

CONSOL Energy Inc.	4,397	147,959

Peabody Energy Corp.	8,265	142,571

		290,530

Commodity Chemicals–0.21%

LyondellBasell Industries N.V. -Class A	2,100	153,783

Communications Equipment–1.37%

Cisco Systems, Inc.	6,110	143,096

F5 Networks, Inc. (b)	1,614	138,417

Harris Corp.	2,565	152,105

JDS Uniphase Corp. (b)	9,889	145,467

Juniper Networks, Inc. (b)	7,070	140,410

Motorola Solutions, Inc.	2,587	153,616

QUALCOMM, Inc.	2,167	145,969

		1,019,080

Computer & Electronics Retail–0.38%

Best Buy Co., Inc.	3,881	145,538

GameStop Corp. -Class A	2,833	140,658

		286,196

Computer Hardware–0.59%

Apple Inc.	319	152,083

Dell Inc.	10,730	147,752

Hewlett-Packard Co.	6,734	141,280

		441,115

	Shares	Value

Computer Storage & Peripherals–0.99%

EMC Corp.	5,536	$141,500

NetApp, Inc.	3,394	144,652

SanDisk Corp.	2,441	145,264

Seagate Technology PLC	3,691	161,444

Western Digital Corp.	2,317	146,898

		739,758

Construction & Engineering–0.62%

Fluor Corp.	2,211	156,892

Jacobs Engineering Group, Inc. (b)	2,566	149,290

Quanta Services, Inc. (b)	5,711	157,110

		463,292

Construction & Farm Machinery & Heavy Trucks–0.97%

Caterpillar Inc.	1,707	142,313

Cummins Inc.	1,111	147,619

Deere & Co.	1,800	146,502

Joy Global Inc.	2,762	140,972

PACCAR Inc.	2,640	146,942

		724,348

Construction Materials–0.20%

Vulcan Materials Co.	2,826	146,415

Consumer Electronics–0.41%

Garmin Ltd.	3,480	157,261

Harman International Industries, Inc.	2,236	148,090

		305,351

Consumer Finance–0.80%

American Express Co.	1,972	148,925

Capital One Financial Corp.	2,202	151,366

Discover Financial Services	2,914	147,274

SLM Corp.	5,999	149,375

		596,940

Data Processing & Outsourced Services–1.81%

Automatic Data Processing, Inc.	2,005	145,122

Computer Sciences Corp.	2,878	148,908

Fidelity National Information Services, Inc.	3,244	150,651

Fiserv, Inc. (b)	1,480	149,554

MasterCard, Inc. -Class A	222	149,357

Paychex, Inc.	3,684	149,718

Total System Services, Inc.	5,105	150,189

Visa Inc. -Class A	782	149,440

Western Union Co. (The)	8,072	150,624

		1,343,563

Department Stores–0.72%

J. C. Penney Co., Inc. (b)	10,754	94,850

Kohl’s Corp.	2,900	150,075

Macy’s, Inc.	3,324	143,830

Nordstrom, Inc.	2,594	145,783

		534,538

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners–0.59%

Beam Inc.	2,275	$147,079

Brown-Forman Corp. -Class B	2,125	144,776

Constellation Brands, Inc. -Class A (b)	2,531	145,279

		437,134

Distributors–0.20%

Genuine Parts Co.	1,861	150,536

Diversified Banks–0.59%

Comerica Inc.	3,668	144,189

U.S. Bancorp	4,000	146,320

Wells Fargo & Co.	3,525	145,653

		436,162

Diversified Chemicals–1.00%

Dow Chemical Co. (The)	3,726	143,078

E. I. du Pont de Nemours & Co.	2,523	147,747

Eastman Chemical Co.	1,941	151,204

FMC Corp.	2,117	151,831

PPG Industries, Inc.	914	152,693

		746,553

Diversified Metals & Mining–0.20%

Freeport-McMoRan Copper & Gold Inc.	4,498	148,794

Diversified REIT’s–0.20%

Vornado Realty Trust	1,756	147,609

Diversified Support Services–0.41%

Cintas Corp.	2,990	153,088

Iron Mountain Inc.	5,588	150,988

		304,076

Drug Retail–0.39%

CVS Caremark Corp.	2,481	140,797

Walgreen Co.	2,779	149,510

		290,307

Electric Utilities–2.62%

American Electric Power Co., Inc.	3,486	151,118

Duke Energy Corp.	2,267	151,390

Edison International	3,306	152,274

Entergy Corp.	2,355	148,812

Exelon Corp.	4,925	145,977

FirstEnergy Corp.	4,004	145,946

NextEra Energy, Inc.	1,875	150,300

Northeast Utilities	3,688	152,130

Pepco Holdings, Inc.	8,178	150,966

Pinnacle West Capital Corp.	2,759	151,028

PPL Corp.	4,962	150,746

Southern Co. (The)	3,627	149,360

Xcel Energy, Inc.	5,376	148,431

		1,948,478

Electrical Components & Equipment–1.02%

AMETEK, Inc.	3,291	151,452

Eaton Corp. PLC	2,207	151,930

	Shares	Value

Electrical Components & Equipment–(continued)

Emerson Electric Co.	2,320	$150,104

Rockwell Automation, Inc.	1,414	151,213

Roper Industries, Inc.	1,136	150,940

		755,639

Electronic Components–0.40%

Amphenol Corp. -Class A	1,922	148,724

Corning Inc.	10,151	148,103

		296,827

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	4,666	146,512

Electronic Manufacturing Services–0.58%

Jabil Circuit, Inc.	6,278	136,107

Molex Inc.	3,844	148,071

TE Connectivity Ltd. (Switzerland)	2,780	143,948

		428,126

Environmental & Facilities Services–0.60%

Republic Services, Inc.	4,503	150,220

Stericycle, Inc. (b)	1,296	149,559

Waste Management, Inc.	3,634	149,866

		449,645

Fertilizers & Agricultural Chemicals–0.60%

CF Industries Holdings, Inc.	766	161,496

Monsanto Co.	1,425	148,727

Mosaic Co. (The)	3,231	138,998

		449,221

Food Distributors–0.19%

Sysco Corp.	4,520	143,872

Food Retail–0.64%

Kroger Co. (The)	3,807	153,575

Safeway Inc.	5,269	168,555

Whole Foods Market, Inc.	2,602	152,217

		474,347

Footwear–0.21%

NIKE, Inc. -Class B	2,187	158,864

Gas Utilities–0.42%

AGL Resources Inc.	3,374	155,305

ONEOK, Inc.	2,906	154,948

		310,253

General Merchandise Stores–0.81%

Dollar General Corp. (b)	2,615	147,643

Dollar Tree, Inc. (b)	2,708	154,789

Family Dollar Stores, Inc.	2,060	148,361

Target Corp.	2,330	149,074

		599,867

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Gold–0.20%

Newmont Mining Corp.	5,269	$148,059

Health Care Distributors–0.79%

AmerisourceBergen Corp.	2,465	150,612

Cardinal Health, Inc.	2,802	146,124

McKesson Corp.	1,154	148,058

Patterson Cos. Inc.	3,630	145,926

		590,720

Health Care Equipment–2.75%

Abbott Laboratories	4,262	141,456

Baxter International Inc.	2,069	135,913

Becton, Dickinson & Co.	1,485	148,530

Boston Scientific Corp. (b)	12,551	147,349

C.R. Bard, Inc.	1,252	144,230

CareFusion Corp. (b)	3,996	147,453

Covidien PLC	2,462	150,034

Edwards Lifesciences Corp. (b)	2,074	144,413

Intuitive Surgical, Inc. (b)	396	149,003

Medtronic, Inc.	2,776	147,822

St. Jude Medical, Inc.	2,813	150,889

Stryker Corp.	2,119	143,223

Varian Medical Systems, Inc. (b)	1,992	148,862

Zimmer Holdings, Inc.	1,817	149,248

		2,048,425

Health Care Facilities–0.20%

Tenet Healthcare Corp. (b)	3,694	152,156

Health Care Services–0.79%

DaVita HealthCare Partners Inc. (b)	2,665	151,638

Express Scripts Holding Co. (b)	2,261	139,685

Laboratory Corp. of America Holdings (b)	1,475	146,232

Quest Diagnostics Inc.	2,419	149,470

		587,025

Health Care Supplies–0.20%

DENTSPLY International Inc.	3,352	145,510

Health Care Technology–0.21%

Cerner Corp. (b)	3,033	159,384

Home Entertainment Software–0.19%

Electronic Arts Inc. (b)	5,572	142,365

Home Furnishings–0.20%

Leggett & Platt, Inc.	4,848	146,167

Home Improvement Retail–0.40%

Home Depot, Inc. (The)	1,977	149,956

Lowe’s Cos., Inc.	3,171	150,971

		300,927

Homebuilding–0.61%

D.R. Horton, Inc.	7,764	150,855

Lennar Corp. -Class A	4,310	152,574

	Shares	Value

Homebuilding–(continued)

PulteGroup Inc.	8,996	$148,434

		451,863

Homefurnishing Retail–0.21%

Bed Bath & Beyond Inc. (b)	2,017	156,035

Hotels, Resorts & Cruise Lines–0.76%

Carnival Corp.	3,969	129,548

Marriott International Inc. -Class A	3,472	146,032

Starwood Hotels & Resorts Worldwide, Inc.	2,183	145,061

Wyndham Worldwide Corp.	2,393	145,901

		566,542

Household Appliances–0.21%

Whirlpool Corp.	1,084	158,741

Household Products–0.78%

Clorox Co. (The)	1,770	144,644

Colgate-Palmolive Co.	2,508	148,724

Kimberly-Clark Corp.	1,552	146,230

Procter & Gamble Co. (The)	1,879	142,034

		581,632

Housewares & Specialties–0.20%

Newell Rubbermaid Inc.	5,518	151,745

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	3,904	152,373

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	1,275	146,778

Wal-Mart Stores, Inc.	1,997	147,698

		294,476

Independent Power Producers & Energy Traders–0.40%

AES Corp. (The)	11,199	148,834

NRG Energy, Inc.	5,475	149,632

		298,466

Industrial Conglomerates–0.60%

3M Co.	1,252	149,501

Danaher Corp.	2,130	147,652

General Electric Co. (d)	6,249	149,289

		446,442

Industrial Gases–0.60%

Air Products & Chemicals, Inc.	1,399	149,091

Airgas, Inc.	1,430	151,652

Praxair, Inc.	1,233	148,219

		448,962

Industrial Machinery–2.04%

Dover Corp.	1,669	149,926

Flowserve Corp.	2,436	151,982

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Illinois Tool Works Inc.	1,997	$152,311

Ingersoll-Rand PLC (b)	2,338	151,830

Pall Corp.	2,026	156,083

Parker Hannifin Corp.	1,423	154,709

Pentair Ltd.	2,318	150,531

Snap-on Inc.	1,492	148,454

Stanley Black & Decker Inc.	1,664	150,708

Xylem, Inc.	5,514	154,006

		1,520,540

Industrial REIT’s–0.20%

Prologis, Inc.	4,019	151,195

Insurance Brokers–0.42%

Aon PLC	2,169	161,460

Marsh & McLennan Cos., Inc.	3,503	152,556

		314,016

Integrated Oil & Gas–0.99%

Chevron Corp.	1,196	145,314

Exxon Mobil Corp.	1,680	144,547

Hess Corp.	1,911	147,797

Murphy Oil Corp.	2,414	145,613

Occidental Petroleum Corp.	1,660	155,276

		738,547

Integrated Telecommunication Services–0.97%

AT&T Inc.	4,330	146,441

CenturyLink Inc.	4,595	144,191

Frontier Communications Corp.	34,166	142,472

Verizon Communications Inc.	3,111	145,159

Windstream Holdings Inc.	17,536	140,288

		718,551

Internet Retail–1.03%

Amazon.com, Inc. (b)	496	155,070

Expedia, Inc.	2,903	150,346

Netflix Inc. (b)	486	150,276

Priceline.com Inc. (b)	153	154,675

TripAdvisor Inc. (b)	2,040	154,714

		765,081

Internet Software & Services–1.03%

Akamai Technologies, Inc. (b)	2,898	149,827

eBay Inc. (b)	2,760	153,980

Google Inc. -Class A (b)	167	146,277

VeriSign, Inc. (b)	2,981	151,703

Yahoo! Inc. (b)	5,079	168,420

		770,207

Investment Banking & Brokerage–0.77%

Charles Schwab Corp. (The)	6,746	142,610

E*TRADE Financial Corp. (b)	8,686	143,319

Goldman Sachs Group, Inc. (The)	905	143,180

	Shares	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley	5,282	$142,350

		571,459

IT Consulting & Other Services–0.78%

Accenture PLC -Class A	1,994	146,838

Cognizant Technology Solutions Corp. -Class A (b)	1,864	153,072

International Business Machines Corp.	773	143,144

Teradata Corp. (b)	2,505	138,877

		581,931

Leisure Products–0.40%

Hasbro, Inc.	3,173	149,575

Mattel, Inc.	3,535	147,975

		297,550

Life & Health Insurance–1.37%

Aflac, Inc.	2,434	150,884

Lincoln National Corp.	3,344	140,414

MetLife, Inc.	3,043	142,869

Principal Financial Group, Inc.	3,448	147,643

Prudential Financial, Inc.	1,864	145,355

Torchmark Corp.	2,058	148,896

Unum Group	4,795	145,960

		1,022,021

Life Sciences Tools & Services–1.02%

Agilent Technologies, Inc.	3,066	157,132

Life Technologies Corp. (b)	1,987	148,687

PerkinElmer, Inc.	3,942	148,811

Thermo Fisher Scientific, Inc.	1,630	150,205

Waters Corp. (b)	1,425	151,349

		756,184

Managed Health Care–0.94%

Aetna Inc.	2,202	140,972

Cigna Corp.	1,775	136,427

Humana Inc.	1,512	141,115

UnitedHealth Group Inc.	1,994	142,790

WellPoint, Inc.	1,667	139,378

		700,682

Metal & Glass Containers–0.40%

Ball Corp.	3,342	149,989

Owens-Illinois, Inc. (b)	4,955	148,749

		298,738

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	2,347	150,771

Movies & Entertainment–0.81%

Time Warner Inc.	2,363	155,509

Twenty-First Century Fox, Inc. -Class A	4,554	152,559

Viacom Inc. -Class B	1,805	150,862

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Movies & Entertainment–(continued)

Walt Disney Co. (The)	2,219	$143,103

		602,033

Multi-Line Insurance–1.00%

American International Group, Inc.	2,990	145,404

Assurant, Inc.	2,691	145,583

Genworth Financial Inc. -Class A (b)	12,151	155,411

Hartford Financial Services Group, Inc. (The)	4,700	146,264

Loews Corp.	3,214	150,222

		742,884

Multi-Sector Holdings–0.20%

Leucadia National Corp.	5,336	145,353

Multi-Utilities–2.84%

Ameren Corp.	4,522	157,546

CenterPoint Energy, Inc.	6,492	155,613

CMS Energy Corp.	5,674	149,340

Consolidated Edison, Inc.	2,707	149,264

Dominion Resources, Inc.	2,425	151,514

DTE Energy Co.	2,257	148,917

Integrys Energy Group, Inc.	2,749	153,642

NiSource Inc.	4,965	153,369

PG&E Corp.	3,595	147,107

Public Service Enterprise Group Inc.	4,596	151,346

SCANA Corp.	3,213	147,927

Sempra Energy	1,761	150,742

TECO Energy, Inc.	9,089	150,332

Wisconsin Energy Corp.	3,729	150,577

		2,117,236

Office Electronics–0.20%

Xerox Corp.	14,221	146,334

Office REIT’s–0.20%

Boston Properties, Inc.	1,417	151,477

Office Services & Supplies–0.21%

Pitney Bowes Inc.	8,630	156,980

Oil & Gas Drilling–1.17%

Diamond Offshore Drilling, Inc.	2,307	143,772

Ensco PLC -Class A	2,678	143,943

Helmerich & Payne, Inc.	2,154	148,518

Nabors Industries Ltd.	9,078	145,793

Noble Corp.	3,829	144,621

Rowan Cos. PLC -Class A (b)	3,923	144,053

		870,700

Oil & Gas Equipment & Services–1.20%

Baker Hughes Inc.	2,975	146,072

Cameron International Corp. (b)	2,565	149,719

FMC Technologies, Inc. (b)	2,731	151,352

Halliburton Co.	2,990	143,969

National Oilwell Varco Inc.	1,898	148,253

	Shares	Value

Oil & Gas Equipment & Services–(continued)

Schlumberger Ltd.	1,713	$151,361

		890,726

Oil & Gas Exploration & Production–3.38%

Anadarko Petroleum Corp.	1,568	145,808

Apache Corp.	1,711	145,675

Cabot Oil & Gas Corp.	3,960	147,787

Chesapeake Energy Corp.	5,572	144,203

ConocoPhillips	2,148	149,308

Denbury Resources Inc. (b)	8,358	153,871

Devon Energy Corp.	2,545	146,999

EOG Resources, Inc.	892	150,998

EQT Corp.	1,685	149,493

Marathon Oil Corp.	4,177	145,694

Newfield Exploration Co. (b)	5,804	158,856

Noble Energy, Inc.	2,234	149,700

Pioneer Natural Resources Co.	803	151,606

QEP Resources Inc.	5,284	146,314

Range Resources Corp.	1,889	143,356

Southwestern Energy Co. (b)	3,917	142,500

WPX Energy Inc. (b)	7,554	145,490

		2,517,658

Oil & Gas Refining & Marketing–0.78%

Marathon Petroleum Corp.	2,189	140,796

Phillips 66	2,601	150,390

Tesoro Corp.	3,222	141,704

Valero Energy Corp.	4,240	144,796

		577,686

Oil & Gas Storage & Transportation–0.61%

Kinder Morgan Inc.	4,235	150,639

Spectra Energy Corp.	4,425	151,468

Williams Cos., Inc. (The)	4,135	150,348

		452,455

Other Diversified Financial Services–0.58%

Bank of America Corp.	10,256	141,533

Citigroup Inc.	2,943	142,765

JPMorgan Chase & Co.	2,825	146,024

		430,322

Packaged Foods & Meats–2.33%

Campbell Soup Co.	3,514	143,055

ConAgra Foods, Inc.	4,661	141,415

General Mills, Inc.	3,017	144,575

Hershey Co. (The)	1,622	150,035

Hormel Foods Corp.	3,474	146,325

JM Smucker Co. (The)	1,373	144,220

Kellogg Co.	2,450	143,889

Kraft Foods Group, Inc.	2,739	143,633

McCormick & Co., Inc.	2,192	141,822

Mead Johnson Nutrition Co.	1,963	145,772

Mondelez International Inc. -Class A	4,710	147,988

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Packaged Foods & Meats–(continued)

Tyson Foods, Inc. -Class A	4,912	$138,911

		1,731,640

Paper Packaging–0.77%

Avery Dennison Corp.	3,366	146,488

Bemis Co., Inc.	3,770	147,068

MeadWestvaco Corp.	3,853	147,878

Sealed Air Corp.	4,947	134,509

		575,943

Paper Products–0.18%

International Paper Co.	3,053	136,774

Personal Products–0.40%

Avon Products, Inc.	7,162	147,537

Estee Lauder Cos. Inc. (The) -Class A	2,098	146,650

		294,187

Pharmaceuticals–2.60%

AbbVie Inc.	3,310	148,056

Actavis, Inc. (b)	1,095	157,680

Allergan, Inc.	1,673	151,323

Bristol-Myers Squibb Co.	3,411	157,861

Eli Lilly & Co.	2,789	140,370

Forest Laboratories, Inc. (b)	3,368	144,117

Hospira, Inc. (b)	3,750	147,075

Johnson & Johnson	1,677	145,379

Merck & Co., Inc.	3,109	148,020

Mylan Inc. (b)	3,817	145,695

Perrigo Co.	1,203	148,426

Pfizer Inc.	5,212	149,637

Zoetis Inc.	4,786	148,940

		1,932,579

Property & Casualty Insurance–1.62%

ACE Ltd.	1,620	151,567

Allstate Corp. (The)	2,968	150,033

Berkshire Hathaway Inc. -Class B (b)	1,308	148,471

Chubb Corp. (The)	1,695	151,296

Cincinnati Financial Corp.	3,191	150,488

Progressive Corp. (The)	5,731	156,055

Travelers Cos., Inc. (The)	1,777	150,636

XL Group PLC	4,871	150,124

		1,208,670

Publishing–0.61%

Gannett Co., Inc.	5,829	156,159

News Corp. -Class A (b)	8,799	141,312

Washington Post Co. (The) -Class B	256	156,505

		453,976

Railroads–0.80%

CSX Corp.	5,676	146,100

Kansas City Southern	1,346	147,199

Norfolk Southern Corp.	1,963	151,838

	Shares	Value

Railroads–(continued)

Union Pacific Corp.	959	$148,971

		594,108

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	6,350	146,875

Regional Banks–1.75%

BB&T Corp.	4,369	147,454

Fifth Third Bancorp	8,085	145,853

Huntington Bancshares Inc.	17,443	144,079

KeyCorp	12,415	141,531

M&T Bank Corp.	1,327	148,518

PNC Financial Services Group, Inc.	2,028	146,928

Regions Financial Corp.	15,611	144,558

SunTrust Banks, Inc.	4,454	144,399

Zions Bancorp.	5,126	140,555

		1,303,875

Research & Consulting Services–0.60%

Dun & Bradstreet Corp. (The)	1,416	147,052

Equifax Inc.	2,478	148,308

Nielsen Holdings N.V.	4,178	152,288

		447,648

Residential REIT’s–0.59%

Apartment Investment & Management Co. -Class A	5,203	145,372

AvalonBay Communities, Inc.	1,149	146,026

Equity Residential	2,722	145,818

		437,216

Restaurants–0.99%

Chipotle Mexican Grill, Inc. (b)	349	149,616

Darden Restaurants, Inc.	3,072	142,203

McDonald’s Corp.	1,525	146,720

Starbucks Corp.	1,965	151,246

Yum! Brands, Inc.	2,048	146,207

		735,992

Retail REIT’s–0.59%

Kimco Realty Corp.	7,338	148,081

Macerich Co. (The)	2,598	146,631

Simon Property Group, Inc.	1,000	148,230

		442,942

Security & Alarm Services–0.41%

ADT Corp. (The)	3,712	150,930

Tyco International Ltd.	4,385	153,387

		304,317

Semiconductor Equipment–0.83%

Applied Materials, Inc.	9,341	163,841

KLA-Tencor Corp.	2,465	149,995

Lam Research Corp. (b)	2,981	152,598

Teradyne, Inc. (b)	9,219	152,298

		618,732

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors–2.40%

Altera Corp.	3,842	$142,769

Analog Devices, Inc.	3,099	145,808

Broadcom Corp. -Class A	5,693	148,075

First Solar, Inc. (b)	3,887	156,296

Intel Corp.	6,339	145,290

Linear Technology Corp.	3,688	146,266

LSI Corp.	18,812	147,110

Microchip Technology Inc.	3,752	151,168

Micron Technology, Inc. (b)	9,171	160,217

NVIDIA Corp.	9,406	146,357

Texas Instruments Inc.	3,689	148,556

Xilinx, Inc.	3,143	147,281

		1,785,193

Soft Drinks–0.98%

Coca-Cola Co. (The)	3,840	145,459

Coca-Cola Enterprises, Inc.	3,741	150,426

Dr. Pepper Snapple Group, Inc.	3,308	148,265

Monster Beverage Corp. (b)	2,699	141,023

PepsiCo, Inc.	1,849	146,995

		732,168

Specialized Consumer Services–0.20%

H&R Block, Inc.	5,455	145,430

Specialized Finance–1.23%

CME Group Inc. -Class A	2,053	151,676

IntercontinentalExchange Inc. (b)	822	149,127

McGraw Hill Financial, Inc.	2,407	157,875

Moody’s Corp.	2,205	155,078

NASDAQ OMX Group, Inc. (The)	4,755	152,588

NYSE Euronext	3,553	149,155

		915,499

Specialized REIT’s–1.61%

American Tower Corp.	2,015	149,372

HCP, Inc.	3,586	146,847

Health Care REIT, Inc.	2,406	150,086

Host Hotels & Resorts Inc.	8,261	145,972

Plum Creek Timber Co., Inc.	3,226	151,073

Public Storage	952	152,844

Ventas, Inc.	2,418	148,707

Weyerhaeuser Co.	5,234	149,849

		1,194,750

Specialty Chemicals–0.81%

Ecolab Inc.	1,552	153,275

International Flavors & Fragrances Inc.	1,803	148,387

Sherwin-Williams Co. (The)	849	154,671

Sigma-Aldrich Corp.	1,736	148,081

		604,414

Specialty Stores–0.61%

PetSmart, Inc.	2,045	155,952

Staples, Inc.	10,298	150,866

Tiffany & Co.	1,875	143,662

		450,480

	Shares	Value

Steel–0.81%

Allegheny Technologies, Inc.	5,190	$158,399

Cliffs Natural Resources Inc.	6,734	138,047

Nucor Corp.	3,067	150,344

United States Steel Corp.	7,479	153,993

		600,783

Systems Software–0.97%

CA, Inc.	4,890	145,086

Microsoft Corp.	4,499	149,862

Oracle Corp.	4,578	151,852

Red Hat, Inc. (b)	2,834	130,761

Symantec Corp.	5,926	146,668

		724,229

Thrifts & Mortgage Finance–0.40%

Hudson City Bancorp, Inc.	16,458	148,945

People’s United Financial Inc.	10,290	147,970

		296,915

Tires & Rubber–0.21%

Goodyear Tire & Rubber Co. (The) (b)	6,811	152,907

Tobacco–0.80%

Altria Group, Inc.	4,265	146,503

Lorillard, Inc.	3,375	151,133

Philip Morris International Inc.	1,692	146,510

Reynolds American Inc.	3,045	148,535

		592,681

Trading Companies & Distributors–0.40%

Fastenal Co.	2,968	149,142

W.W. Grainger, Inc.	556	145,511

		294,653

Trucking–0.20%

Ryder System, Inc.	2,499	149,190

Wireless Telecommunication Services–0.21%

Crown Castle International Corp. (b)	2,127	155,335

Total Common Stocks & Other Equity Interests (Cost $30,628,153)		74,215,654

Money Market Funds–0.37%

Liquid Assets Portfolio –Institutional Class (e)	137,214	137,214

Premier Portfolio –Institutional Class (e)	137,214	137,214

Total Money Market Funds (Cost $274,428)		274,428

TOTAL INVESTMENTS–100.09% (Cost $30,902,581)		74,490,082

OTHER ASSETS LESS LIABILITIES–(0.09)%		(66,065)

NET ASSETS–100.00%		$74,424,017

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT  —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Equally-Weighted S&P 500 Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing

Invesco V.I. Equally-Weighted S&P 500 Fund

E.	Futures Contracts – (continued)

transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$74,490,082	$--	$--	$74,490,082
Futures*	(2,466)	--	--	(2,466)
Total Investments	$74,487,616	$--	$--	$74,487,616
* Unrealized appreciation (depreciation).

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2013.

	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 09/30/13	Dividend Income
Invesco Ltd.	$143,130	$21,213	$(43,117)	$19,604	$11,780	$152,610	$3,086

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 4 -- Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)
E-Mini S&P 500 Index	4	December-2013	$334,860	$(2,466)

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $9,867,852 and $21,503,618, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$42,261,195
Aggregate unrealized (depreciation) of investment securities	(290,879)
Net unrealized appreciation of investment securities	$41,970,316
Cost of investments for tax purposes is $32,519,766.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VK-VIEQI-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–65.32%

Aerospace & Defense–0.54%

General Dynamics Corp.	75,727	$6,627,627

Agricultural Products–0.88%

Archer-Daniels-Midland Co.	295,428	10,883,567

Apparel Retail–0.33%

Abercrombie & Fitch Co. -Class A	115,337	4,079,470

Application Software–1.20%

Adobe Systems Inc. (b)	285,308	14,818,897

Asset Management & Custody Banks–1.40%

Northern Trust Corp.	134,400	7,310,016

State Street Corp.	150,882	9,920,491

		17,230,507

Automobile Manufacturers–0.92%

General Motors Co. (b)	314,680	11,319,040

Biotechnology–1.10%

Amgen Inc.	121,257	13,573,509

Cable & Satellite–2.71%

Comcast Corp. -Class A	366,987	16,569,463

Time Warner Cable Inc.	150,349	16,778,948

		33,348,411

Diversified Banks–1.50%

Comerica Inc.	196,498	7,724,336

Wells Fargo & Co.	260,197	10,751,340

		18,475,676

Diversified Chemicals–1.41%

Dow Chemical Co. (The)	285,192	10,951,373

PPG Industries, Inc.	38,204	6,382,360

		17,333,733

Diversified Metals & Mining–0.21%

Freeport-McMoRan Copper & Gold Inc.	76,984	2,546,631

Electric Utilities–1.12%

Edison International	84,234	3,879,818

FirstEnergy Corp.	71,265	2,597,609

Pinnacle West Capital Corp.	134,191	7,345,616

		13,823,043

Electronic Components–0.71%

Corning Inc.	595,106	8,682,596

	Shares	Value

Food Distributors–0.79%

Sysco Corp.	303,946	$9,674,601

Health Care Equipment–1.03%

Medtronic, Inc.	238,411	12,695,386

Hotels, Resorts & Cruise Lines–0.88%

Carnival Corp.	331,041	10,805,178

Household Products–1.11%

Procter & Gamble Co. (The)	180,742	13,662,288

Industrial Conglomerates–2.02%

General Electric Co.	1,039,339	24,829,809

Industrial Machinery–0.76%

Ingersoll-Rand PLC (b)	144,773	9,401,559

Insurance Brokers–2.53%

Aon PLC	109,271	8,134,133

Marsh & McLennan Cos., Inc.	397,294	17,302,154

Willis Group Holdings PLC	131,633	5,703,658

		31,139,945

Integrated Oil & Gas–2.30%

Chevron Corp.	117,351	14,258,146

Exxon Mobil Corp.	92,900	7,993,116

Occidental Petroleum Corp.	64,224	6,007,513

		28,258,775

Integrated Telecommunication Services–0.36%

Verizon Communications Inc.	93,780	4,375,775

Internet Software & Services–1.39%

eBay Inc. (b)	305,445	17,040,776

Investment Banking & Brokerage–2.96%

Charles Schwab Corp. (The)	554,798	11,728,430

Goldman Sachs Group, Inc. (The)	41,712	6,599,255

Morgan Stanley	672,562	18,125,546

		36,453,231

IT Consulting & Other Services–0.61%

Amdocs Ltd.	204,733	7,501,417

Managed Health Care–2.46%

Cigna Corp.	102,381	7,869,004

UnitedHealth Group Inc.	131,854	9,442,065

WellPoint, Inc.	155,373	12,990,736

		30,301,805

Movies & Entertainment–2.25%

Time Warner Inc.	85,196	5,606,749

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc. -Class B	263,410	$22,015,808

		27,622,557

Oil & Gas Equipment & Services–1.21%

Baker Hughes Inc.	161,806	7,944,675

Halliburton Co.	145,387	7,000,384

		14,945,059

Oil & Gas Exploration & Production–1.82%

Anadarko Petroleum Corp.	134,873	12,541,840

Canadian Natural Resources Ltd. (Canada)	315,208	9,905,139

		22,446,979

Oil & Gas Storage & Transportation–0.48%

Williams Cos., Inc. (The)	161,580	5,875,049

Other Diversified Financial Services–5.96%

Bank of America Corp.	450,064	6,210,883

Citigroup Inc.	566,035	27,458,358

ING U.S. Inc.	149,327	4,361,842

JPMorgan Chase & Co.	682,294	35,267,777

		73,298,860

Packaged Foods & Meats–1.55%

Mondelez International Inc. -Class A	467,149	14,677,822

Unilever N.V. -New York Shares (Netherlands)	115,556	4,358,772

		19,036,594

Personal Products–1.62%

Avon Products, Inc.	969,211	19,965,747

Pharmaceuticals–4.96%

Bristol-Myers Squibb Co.	187,249	8,665,884

Eli Lilly & Co.	168,038	8,457,353

Merck & Co., Inc.	314,405	14,968,822

Novartis AG (Switzerland)	147,281	11,319,285

Novartis AG -ADR (Switzerland)	11,685	896,356

Pfizer Inc.	337,793	9,698,037

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	187,169	7,071,245

		61,076,982

Property & Casualty Insurance–0.53%

Chubb Corp. (The)	72,891	6,506,251

Publishing–0.39%

Thomson Reuters Corp. (Canada)	136,129	4,760,088

Railroads–0.70%

CSX Corp.	335,846	8,644,676

Regional Banks–2.63%

BB&T Corp.	242,782	8,193,892

	Shares	Value

Regional Banks–(continued)

Fifth Third Bancorp	407,450	$7,350,398

PNC Financial Services Group, Inc.	232,617	16,853,102

		32,397,392

Security & Alarm Services–1.84%

ADT Corp. (The)	239,990	9,757,993

Tyco International Ltd.	369,265	12,916,890

		22,674,883

Semiconductor Equipment–1.41%

Applied Materials, Inc.	986,588	17,304,753

Semiconductors–0.72%

Texas Instruments Inc.	220,668	8,886,300

Soft Drinks–0.59%

Coca-Cola Co. (The)	192,742	7,301,067

Specialized Finance–0.55%

CME Group Inc. -Class A	91,248	6,741,402

Systems Software–1.62%

Microsoft Corp.	266,238	8,868,388

Symantec Corp.	444,654	11,005,186

		19,873,574

Wireless Telecommunication Services–1.26%

Vodafone Group PLC -ADR (United Kingdom)	439,152	15,449,367

Total Common Stocks & Other Equity Interests (Cost $593,288,491)		803,690,832

	Principal Amount

Bonds and Notes–18.69%

Advertising–0.04%

Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	366,830

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	100,000	106,666

		473,496

Aerospace & Defense–0.03%

Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	365,000	336,636

Agricultural Products–0.02%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	291,946

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Air Freight & Logistics–0.02%

United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	$295,000	$276,022

Airlines–0.08%

Continental Airlines Pass Through Trust,
Series 2010-1, Class A,
Sr. Sec. Pass Through Ctfs.,
4.75%, 01/12/21	281,010	295,938

Series 2012-1, Class A,
Sr. Sec. Pass Through Ctfs.,
4.15%, 04/11/24	510,000	503,944

Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	189,585	208,958

		1,008,840

Airport Services–0.04%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	535,000	544,314

Application Software–0.02%

Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	202,557

Asset Management & Custody Banks–0.09%

Bank of New York Mellon (The), Series D, Unsec. Sub. Global Notes, 4.50%(d)	755,000	666,287

Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	450,000	429,841

		1,096,128

Automobile Manufacturers–0.22%

Daimler Finance North America LLC (Germany),
Sr. Unsec. Gtd. Notes,
1.88%, 09/15/14(c)	320,000	322,946

1.88%, 01/11/18(c)	555,000	548,912

Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	1,000,000	895,689

General Motors Co.,
Sr. Unsec. Notes,
4.88%, 10/02/23(c)	810,000	807,975

6.25%, 10/02/43(c)	111,000	111,278

		2,686,800

Automotive Retail–0.11%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	585,000	623,240

AutoZone, Inc.,
Sr. Unsec. Global Notes,
2.88%, 01/15/23	290,000	266,240

6.50%, 01/15/14	395,000	401,629

		1,291,109

	Principal Amount	Value

Biotechnology–0.82%

Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	$485,000	$481,585

Cubist Pharmaceuticals Inc.,
Sr. Unsec. Conv. Bonds,
1.88%, 09/01/20(c)	1,815,000	1,957,931

Sr. Unsec. Conv. Notes,
1.13%, 09/01/18(c)	1,109,000	1,201,186

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	876,000	560,640

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	2,121,000	5,876,506

		10,077,848

Brewers–0.09%

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Sr. Unsec. Gtd. Global Notes,
0.80%, 07/15/15	325,000	326,356

3.63%, 04/15/15	395,000	413,492

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	325,000	346,485

		1,086,333

Broadcasting–0.05%

COX Communications Inc.,
Sr. Unsec. Global Notes,
5.45%, 12/15/14	142,000	149,913

Sr. Unsec. Notes,
4.70%, 12/15/42(c)	440,000	356,558

8.38%, 03/01/39(c)	80,000	94,609

		601,080

Cable & Satellite–0.42%

Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
4.25%, 01/15/33	755,000	716,052

5.70%, 05/15/18	445,000	520,471

Sr. Unsec. Gtd. Notes,
6.45%, 03/15/37	305,000	365,761

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes,
2.40%, 03/15/17	225,000	226,487

5.15%, 03/15/42	370,000	314,967

Sr. Unsec. Gtd. Notes,
1.75%, 01/15/18	390,000	376,334

NBC Universal Media LLC,
Sr. Unsec. Gtd. Global Notes,
2.10%, 04/01/14	230,000	232,099

5.15%, 04/30/20	175,000	198,673

5.95%, 04/01/41	215,000	243,319

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	400,207

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	1,470,000	1,549,839

		5,144,209

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Casinos & Gaming–0.86%

International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	$2,063,000	$2,284,773

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	6,500,000	8,291,562

		10,576,335

Catalog Retail–0.07%

Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 0.75%, 03/30/23(c)(e)	745,000	844,644

Communications Equipment–0.57%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	3,177,000	4,813,155

JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 0.63%, 08/15/18(c)(e)	2,083,000	2,234,017

		7,047,172

Computer Hardware–0.03%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	428,534

Computer Storage & Peripherals–0.81%

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	7,469,000	9,915,097

Construction & Farm Machinery & Heavy Trucks–0.18%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,206,527

Greenbrier Cos., Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	901,000	971,391

		2,177,918

Construction Materials–0.51%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	5,300,000	6,260,625

Consumer Finance–0.12%

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	50,000	58,758

Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	450,000	459,881

SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	920,000	938,770

		1,457,409

Data Processing & Outsourced Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	490,000	482,995

	Principal Amount	Value

Distillers & Vintners–0.02%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	$ 310,000	$ 282,821

Diversified Banks–0.85%

Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	155,000	156,889

Sr. Unsec. Gtd. Medium-Term Euro Notes,
3.88%, 11/10/14(c)	675,000	693,178

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	395,000	396,796

Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes,
2.75%, 02/23/15	200,000	205,009

6.75%, 05/22/19	510,000	611,987

Unsec. Sub. Global Notes,
5.14%, 10/14/20	275,000	288,429

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	390,000	390,013

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	597,148

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	358,755

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	565,000	593,496

ING Bank N.V. (Netherlands),
Sr. Unsec. Notes,
3.75%, 03/07/17(c)	755,000	788,848

Unsec. Sub. Notes,
5.80%, 09/25/23(c)	675,000	685,885

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	211,641

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	190,000	198,272

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(c)	245,000	266,148

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	490,000	528,649

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	200,000	199,840

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	705,000	706,709

Standard Chartered PLC (Hong Kong),
Sr. Unsec. Notes,
3.85%, 04/27/15(c)	255,000	265,518

5.50%, 11/18/14(c)	100,000	104,923

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	450,000	469,130

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Wells Fargo & Co.,
Sr. Unsec. Global Notes,
1.50%, 01/16/18	$ 180,000	$ 177,269

3.63%, 04/15/15	50,000	52,243

Sr. Unsec. Notes,
5.63%, 12/11/17	580,000	667,723

Unsec. Sub. Global Notes,
4.13%, 08/15/23	824,000	819,564

		10,434,062

Diversified Capital Markets–0.18%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	1,850,000	1,905,817

UBS AG (Switzerland),
Sr. Unsec. Global Bank Notes,
5.88%, 12/20/17	146,000	169,103

Sr. Unsec. Medium-Term Global Bank Notes,
5.75%, 04/25/18	103,000	119,733

		2,194,653

Diversified Chemicals–0.03%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	370,000	321,070

Diversified Metals & Mining–0.22%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	200,000	249,722

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	455,000	456,810

Rio Tinto Finance USA Ltd. (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
7.13%, 07/15/28	200,000	247,676

9.00%, 05/01/19	295,000	383,163

Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.25%, 11/08/42	645,000	523,652

5.38%, 04/16/20	5,000	5,366

6.75%, 04/16/40	10,000	9,765

Xstrata Finance Canada Ltd. (Canada),
Sr. Unsec. Gtd. Notes,
2.05%, 10/23/15(c)	420,000	419,792

2.70%, 10/25/17(c)	420,000	419,164

		2,715,110

Diversified REIT’s–0.10%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	1,155,000	1,248,540

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	394,608

Drug Retail–0.09%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	1,000,781	1,112,701

	Principal Amount	Value

Electric Utilities–0.14%

Baltimore Gas & Electric Co., Sr. Unsec. Notes, 3.35%, 07/01/23	$615,000	$601,103

Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	163,290

Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	200,000	204,490

Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	413,421

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	225,407

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	61,488

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,132

		1,686,331

Electrical Components & Equipment–0.06%

Eaton Corp. PLC, Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(c)	740,000	741,454

Environmental & Facilities Services–0.03%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	395,000	402,848

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes, 3.60%, 07/15/42	365,000	311,326

General Merchandise Stores–0.06%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	745,309

Gold–0.17%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	425,000	430,296

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	500,000	423,727

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	665,000	535,924

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	855,000	749,281

		2,139,228

Health Care Equipment–0.46%

Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	731,000	729,132

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Health Care Equipment–(continued)

Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	$525,000	$473,813

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,081,920

Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	3,297,000	3,424,759

		5,709,624

Health Care Facilities–0.57%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	2,640,178

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,141,000	4,379,108

		7,019,286

Health Care Services–0.49%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	314,335

Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	220,000	227,310

Omnicare Inc.,
Sr. Unsec. Gtd. Sub. Conv. Notes,
3.75%, 04/01/42	2,681,000	3,786,912

Series OCR,
Sr. Unsec. Gtd. Conv. Deb.,
3.25%, 12/15/15(e)	1,625,000	1,734,688

		6,063,245

Homebuilding–0.07%

MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,050,000	914,295

Hotels, Resorts & Cruise Lines–0.08%

Wyndham Worldwide Corp.,
Sr. Unsec. Notes,
2.95%, 03/01/17	335,000	344,883

5.63%, 03/01/21	580,000	624,237

		969,120

Housewares & Specialties–0.10%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	1,160,000	1,187,101

Hypermarkets & Super Centers–0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	61,726

Industrial Conglomerates–0.05%

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	485,000	552,628

	Principal Amount	Value

Industrial Machinery–0.06%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	$ 690,000	$ 728,546

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	410,000	410,097

Integrated Oil & Gas–0.08%

Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	520,000	518,778

Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	302,667

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	120,142

		941,587

Integrated Telecommunication Services–0.57%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,479

AT&T Inc.,
Sr. Unsec. Global Notes,
1.60%, 02/15/17	455,000	455,892

3.00%, 02/15/22	555,000	521,256

5.35%, 09/01/40	101,000	97,945

6.15%, 09/15/34	140,000	150,181

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	215,728

Verizon Communications, Inc.,
Sr. Unsec. Global Notes,
3.00%, 04/01/16	230,000	239,379

5.15%, 09/15/23	1,390,000	1,493,341

6.40%, 09/15/33	1,910,000	2,129,533

6.40%, 02/15/38	300,000	332,193

6.55%, 09/15/43	1,240,000	1,400,682

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	20,000	20,077

		7,061,686

Internet Software & Services–0.06%

Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	685,000	687,908

Investment Banking & Brokerage–1.23%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	553,164

Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
5.25%, 07/27/21	400,000	433,768

6.15%, 04/01/18	550,000	628,432

Sr. Unsec. Medium-Term Global Notes,
3.70%, 08/01/15	65,000	67,917

Unsec. Sub. Global Notes,
6.75%, 10/01/37	385,000	401,513

Series C,
Exchangeable Basket-Linked Conv. Medium-Term Notes,
1.00%, 03/15/17(c)(f)	3,328,000	3,750,789

1.00%, 09/28/20(c)(f)	6,230,000	6,138,481

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	$50,000	$53,955

Morgan Stanley,
Sr. Unsec. Global Notes,
3.80%, 04/29/16	700,000	736,521

6.38%, 07/24/42	705,000	797,170

Sr. Unsec. Medium-Term Global Notes,
4.00%, 07/24/15	610,000	637,214

Sr. Unsec. Notes,
3.45%, 11/02/15	715,000	741,964

5.75%, 01/25/21	220,000	245,264

		15,186,152

Life & Health Insurance–0.25%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	294,209

Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	460,000	462,535

MetLife, Inc.,
Sr. Unsec. Global Notes,
4.75%, 02/08/21	410,000	449,003

Series D,
Sr. Unsec. Notes,
4.37%, 09/15/23	656,000	682,621

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	215,000	240,991

Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Notes,
5.10%, 08/15/43	410,000	410,737

7.38%, 06/15/19	105,000	129,953

Series D,
Sr. Unsec. Disc. Medium-Term Notes,
4.75%, 09/17/15	255,000	273,964

Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	50,000	51,997

6.63%, 12/01/37	110,000	132,310

		3,128,320

Managed Health Care–0.49%

Aetna, Inc.,
Sr. Unsec. Global Notes,
3.95%, 09/01/20	605,000	632,662

4.13%, 11/15/42	295,000	257,749

Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	350,000	311,877

UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	535,000	517,942

WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(c)	3,398,000	4,343,069

		6,063,299

	Principal Amount	Value

Movies & Entertainment–0.01%

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	$130,000	$147,493

Office Electronics–0.00%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	41,741

Office REIT’s–0.03%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	352,161

Oil & Gas Drilling–0.01%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	151,188

Oil & Gas Equipment & Services–0.12%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	1,126,000	1,505,321

Oil & Gas Exploration & Production–0.84%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	4,246,000	4,495,452

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	645,000	540,960

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	14,871

Petroleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Global Notes,
4.88%, 01/24/22	570,000	585,837

5.50%, 01/21/21	665,000	716,635

Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	675,000	678,980

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	3,053,000	3,337,311

		10,370,046

Oil & Gas Refining & Marketing–0.03%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	385,000	391,223

Oil & Gas Storage & Transportation–0.10%

Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/20	155,000	172,696

Sr. Unsec. Gtd. Notes,
6.45%, 09/01/40	25,000	28,709

Series N,
Sr. Unsec. Gtd. Notes,
6.50%, 01/31/19	245,000	290,992

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	$355,000	$350,656

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	144,232

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	222,406

		1,209,691

Other Diversified Financial Services–0.89%

Bank of America Corp.,
Sr. Unsec. Global Notes,
4.10%, 07/24/23	710,000	706,745

5.75%, 12/01/17	975,000	1,100,080

Sr. Unsec. Medium-Term Notes,
1.25%, 01/11/16	600,000	600,165

Series L,
Sr. Unsec. Medium-Term Global Notes,
5.65%, 05/01/18	350,000	396,353

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	408,085

Citigroup Inc.,
Sr. Unsec. Global Notes,
6.01%, 01/15/15	65,000	69,185

6.13%, 11/21/17	495,000	570,398

8.50%, 05/22/19	455,000	582,904

Sr. Unsec. Notes,
4.75%, 05/19/15	75,000	79,429

Unsec. Sub. Global Notes,
3.50%, 05/15/23	775,000	699,111

4.05%, 07/30/22	500,000	486,161

6.68%, 09/13/43	815,000	878,150

General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes,
6.00%, 08/07/19	300,000	350,183

Class C,
Jr. Unsec. Sub. Global Notes,
5.25%(d)	900,000	838,800

ING US Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/22	765,000	826,432

JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
4.40%, 07/22/20	400,000	424,052

4.50%, 01/24/22	80,000	83,857

Sr. Unsec. Notes,
6.00%, 01/15/18	615,000	707,703

Unsec. Sub. Global Notes,
5.13%, 09/15/14	70,000	72,948

Series Q,
Jr. Unsec. Sub. Global Notes,
5.15% (d)	710,000	624,800

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	410,000	484,052

		10,989,593

	Principal Amount	Value

Packaged Foods & Meats–0.10%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	$270,000	$283,224

Mondelez International Inc.,
Sr. Unsec. Global Notes,
6.50%, 02/09/40	250,000	295,198

7.00%, 08/11/37	305,000	373,865

Sr. Unsec. Notes,
6.88%, 01/26/39	200,000	243,992

		1,196,279

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	264,336

Personal Products–0.01%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	155,000	157,229

Pharmaceuticals–0.57%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	1,620,000	1,628,215

GlaxoSmithKline Capital Inc. (United Kingdom),
Sr. Unsec. Gtd. Global Bonds,
5.65%, 05/15/18	75,000	87,591

6.38%, 05/15/38	70,000	87,614

Merck & Co. Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	321,087

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(c)	1,045,000	1,124,681

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	2,467,000	3,039,036

Teva Pharmaceutical Finance Co. B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.95%, 12/18/22	345,000	320,172

Zoetis Inc., Sr. Unsec. Notes, 4.70%, 02/01/43(c)	365,000	342,472

		6,950,868

Property & Casualty Insurance–0.15%

CNA Financial Corp.,
Sr. Unsec. Global Bonds,
5.88%, 08/15/20	325,000	373,625

Sr. Unsec. Notes,
7.35%, 11/15/19	25,000	30,597

Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	385,000	363,345

Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	665,000	659,856

WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	436,771

		1,864,194

Railroads–0.21%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 5.15%, 09/01/43	1,990,000	2,002,650

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Railroads–(continued)

CSX Corp.,
Sr. Unsec. Global Notes,
6.15%, 05/01/37	$80,000	$90,991

Sr. Unsec. Notes,
5.50%, 04/15/41	380,000	403,057

Union Pacific Corp., Sr. Unsec. Notes, 3.65%, 02/15/24(c)	101,000	100,991

		2,597,689

Regional Banks–0.08%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	485,000	546,397

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	401,440

		947,837

Reinsurance–0.07%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	780,000	797,634

Retail REIT’s–0.04%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	230,000	219,710

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	270,000	324,231

		543,941

Semiconductor Equipment–0.48%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	3,655,786

Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	1,399,000	2,221,787

		5,877,573

Semiconductors–1.10%

Linear Technology Corp.,
Sr. Unsec. Conv. Notes,
3.00%, 05/01/14(c)(e)	1,193,000	1,272,782

Series A,
Sr. Unsec. Conv. Global Notes,
3.00%, 05/01/14(e)	4,600,000	4,907,625

Micron Technology Inc., Series E, Sr. Unsec. Conv. Notes, 1.63%, 02/15/18(c)(e)	2,502,000	4,259,655

Xilinx Inc.,
Jr. Unsec. Sub. Conv. Notes,
3.13%, 03/15/37	635,000	1,030,287

3.13%, 03/15/37(c)	1,302,000	2,112,495

		13,582,844

	Principal Amount	Value

Sovereign Debt–0.01%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	$100,000	$112,250

Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	12,037

		124,287

Specialized Finance–0.10%

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	300,000	295,688

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	690,000	691,143

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	193,901

		1,180,732

Specialized REIT’s–0.27%

American Tower Corp.,
Sr. Unsec. Global Notes,
3.40%, 02/15/19	740,000	730,690

4.63%, 04/01/15	170,000	177,862

Sr. Unsec. Notes,
4.50%, 01/15/18	950,000	1,005,671

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	513,562

Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	215,000	217,856

Ventas Realty L.P./Ventas Capital Corp.,
Sr. Unsec. Gtd. Notes,
2.70%, 04/01/20	430,000	410,973

4.25%, 03/01/22	200,000	202,298

		3,258,912

Specialty Properties–0.03%

EPR Properties, Sr. Unsec. Gtd. Notes, 5.25%, 07/15/23	375,000	365,525

Steel–0.40%

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds,
10.35%, 06/01/19	446,000	552,030

Sr. Unsec. Global Notes,
4.25%, 08/05/15	585,000	603,918

6.13%, 06/01/18	15,000	16,059

7.25%, 03/01/41	115,000	105,607

United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	2,481,000	2,758,562

Vale Overseas Ltd. (Brazil),
Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	20,000	20,294

5.63%, 09/15/19	660,000	722,607

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	185,000	162,598

		4,941,675

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Thrifts & Mortgage Finance–0.83%

MGIC Investment Corp.,
Sr. Unsec. Conv. Notes,
2.00%, 04/01/20	$414,000	$527,591

5.00%, 05/01/17	5,337,000	5,834,008

Radian Group Inc.,
Sr. Unsec. Conv. Notes,
2.25%, 03/01/19	412,000	603,065

3.00%, 11/15/17	2,275,000	3,239,032

		10,203,696

Tobacco–0.00%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	37,182

Trucking–0.08%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	670,000	683,721

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	288,451

		972,172

Wireless Telecommunication Services–0.26%

Alltel Corp., Sr. Unsec. Notes, 7.00%, 03/15/16	1,000,000	1,134,336

America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes,
4.38%, 07/16/42	600,000	482,656

Sr. Unsec. Gtd. Global Notes,
2.38%, 09/08/16	255,000	259,564

Crown Castle Towers LLC,
Sr. Sec. Gtd. Notes,
3.21%, 08/15/15(c)	370,000	381,300

6.11%, 01/15/20(c)	370,000	417,175

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	585,000	513,410

		3,188,441

Total Bonds and Notes (Cost $207,319,186)		229,934,231

U.S. Treasury Securities–8.89%

U.S. Treasury Bills–0.01%

0.11%, 05/01/14(g)(h)	200,000	199,959

U.S. Treasury Notes–7.83%

1.50%, 12/31/13	1,085,000	1,088,913

0.25%, 02/28/14	4,000,000	4,003,208

1.75%, 03/31/14	2,300,000	2,319,464

2.63%, 07/31/14	1,100,000	1,123,078

2.38%, 10/31/14	15,720,000	16,099,127

2.13%, 11/30/14	5,250,000	5,370,076

2.25%, 01/31/15	6,000,000	6,164,469

2.50%, 03/31/15	275,000	284,388

2.13%, 05/31/15	680,000	701,095

	Principal Amount	Value

U.S. Treasury Notes–(continued)

2.25%, 03/31/16	$2,000,000	$2,089,879

2.63%, 04/30/16	14,000,000	14,767,015

0.88%, 09/15/16	7,650,000	7,708,218

0.63%, 05/31/17	380,000	375,895

0.75%, 06/30/17	9,000,000	8,930,921

0.75%, 02/28/18	7,000,000	6,866,211

1.38%, 09/30/18	3,839,000	3,837,662

1.25%, 01/31/19	8,000,000	7,902,264

3.63%, 08/15/19	1,525,000	1,693,214

3.38%, 11/15/19	300,000	329,202

3.63%, 02/15/20	46,000	51,110

2.63%, 11/15/20	600,000	624,195

2.50%, 08/15/23	4,040,000	4,001,732

		96,331,336

U.S. Treasury Bonds–1.05%

8.13%, 08/15/21	2,700,000	3,874,262

5.38%, 02/15/31	3,195,000	4,075,736

4.50%, 08/15/39	40,000	46,178

4.38%, 05/15/40	80,000	90,494

2.88%, 05/15/43	5,642,000	4,788,895

		12,875,565

Total U.S. Treasury Securities (Cost $107,201,296)		109,406,860

	Shares

Preferred Stocks–1.28%

Diversified Banks–0.10%

Wells Fargo & Co., 5.85%, Pfd.	50,000	1,193,500

Health Care Facilities–0.29%

HealthSouth Corp., Series A, $65.00, Conv. Pfd.	2,785	3,617,715

Health Care Services–0.15%

Omnicare Capital Trust II, Series B, $2.00, Jr. Unsec. Sub. Gtd. Conv. Pfd.	26,407	1,802,806

Oil & Gas Storage & Transportation–0.43%

El Paso Energy Capital Trust I, $2.38, Jr. Unsec. Sub. Gtd. Conv. Pfd.	95,499	5,360,359

Regional Banks–0.31%

KeyCorp, Series A, $7.75, Conv. Pfd.	30,290	3,784,130

Total Preferred Stocks (Cost $10,532,060)		15,758,510

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.58%

Federal Home Loan Mortgage Corp. (FHLMC)–0.42%

Sr. Unsec. Global Notes,
3.00%, 07/28/14	$ 1,020,000	$1,043,813

5.00%, 04/18/17	1,500,000	1,709,934

5.50%, 08/23/17	140,000	163,150

6.75%, 03/15/31	750,000	1,017,064

Unsec. Global Notes,
4.88%, 06/13/18	1,000,000	1,153,831

		5,087,792

Federal National Mortgage Association (FNMA)–0.16%

Sr. Unsec. Global Notes,
4.38%, 10/15/15	1,700,000	1,837,819

Unsec. Global Notes,
2.63%, 11/20/14	130,000	133,570

		1,971,389

Total U.S. Government Sponsored Agency Securities (Cost $6,613,022)		7,059,181

Municipal Obligations–0.02%

Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000)	240,000	266,462

U.S. Government Sponsored Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs.,
6.50%, 02/01/26	3,012	3,341

5.50%, 02/01/37	197	214

		3,555

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs.,
6.00%, 01/01/17	644	673

5.50%, 03/01/21	281	305

8.00%, 08/01/21	2,717	2,969

9.50%, 04/01/30	7,388	8,905

		12,852

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $15,176)		16,407

	Shares	Value

Money Market Funds–5.19%

Liquid Assets Portfolio –Institutional Class (i)	31,905,690	$31,905,690

Premier Portfolio –Institutional Class (i)	31,905,689	31,905,689

Total Money Market Funds (Cost $63,811,379)		63,811,379

TOTAL INVESTMENTS–99.97% (Cost $989,020,610)		1,229,943,862

OTHER ASSETS LESS LIABILITIES–0.03%		426,564

NET ASSETS–100.00%	$ 1,230,370,426

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Disc.	—Discounted
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $52,825,994, which represented 4.29% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Exchangeable for a basket of four common stocks and one ordinary share.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized

Invesco V.I. Equity and Income Fund

E.	Foreign Currency Contracts – (continued)

gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Written – The Fund may write covered call options, including options on futures. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

An option on a futures contract gives the holder the right to receive a cash “exercise settlement amount” equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Equity and Income Fund

Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$879,643,006	$3,617,715	$ --	$883,260,721
U.S. Treasury Securities	--	109,406,860	--	109,406,860
U.S Government Sponsored Agency Securities	--	7,075,588	--	7,075,588
Corporate Debt Securities	--	229,809,944	--	229,809,944
Municipal Obligations	--	266,462	--	266,462
Foreign Government Debt Securities	--	124,287	--	124,287
	$879,643,006	$350,300,856	$ --	$1,229,943,862
Foreign Currency Contracts*	--	(257,967)	--	(257,967)
Futures*	(204,963)	--	--	(204,963)
Total Investments	$879,438,043	$350,042,889	$ --	$1,229,480,932

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
10/31/13	Bank of New York	CAD 5,544,396	USD 5,378,262	$5,378,472	$(210)
10/31/13	State Street Global Markets, LLC	CAD 5,876,158	USD 5,701,852	5,700,306	1,546
10/31/13	Bank of New York	CHF 3,867,277	USD 4,239,041	4,277,422	(38,381)
10/31/13	State Street Global Markets, LLC	CHF 4,400,621	USD 4,823,867	4,867,330	(43,463)
10/31/13	Bank of New York	EUR 2,592,167	USD 3,493,852	3,507,100	(13,248)
10/31/13	Bank of New York	GBP 3,128,483	USD 5,006,042	5,063,228	(57,186)
10/31/13	State Street Global Markets, LLC	GBP 3,752,800	USD 6,006,582	6,073,641	(67,059)
10/31/13	State Street Global Markets, LLC	ILS 18,395,311	USD 5,175,509	5,215,475	(39,966)
Total foreign currency contracts					$(257,967)

  Currency Abbreviations:

CAD – Canadian Dollar	GBP – British Pound Sterling
CHF – Swiss Franc	ILS – Israeli Shekel
EUR – Euro	USD – U.S. Dollar

Invesco V.I. Equity and Income Fund

Open Futures Contracts

Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 5 Year Notes	52	December-2013	$(6,294,437)	$(77,297)

U.S. Treasury 10 Year Notes	30	December-2013	(3,791,719)	(64,750)

U.S. Treasury Long Bond	27	December-2013	(3,601,125)	(62,916)

Total				$(204,963)

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	--	$--
Written	1,769	124,519
Closed	286	(34,840)
Expired	1,483	(89,679)
End of period	--	$--

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $227,346,729 and $194,917,474, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$243,170,090

Aggregate unrealized (depreciation) of investment securities	(5,925,778)

Net unrealized appreciation of investment securities	$237,244,312

Cost of investments for tax purposes is $992,699,550.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VIGCE-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.01%

Australia–4.35%

Australia & New Zealand Banking Group Ltd.	30,173	$866,315

Macquarie Group Ltd.	30,994	1,385,136

Telstra Corp. Ltd.	132,571	614,601

Woodside Petroleum Ltd.	40,667	1,453,258

		4,319,310

Brazil–0.91%

Banco do Brasil S.A.	10,200	118,722

Companhia de Saneamento de Minas Gerais - Copasa MG	5,000	79,130

Companhia Paranaense de Energia - Copel -Class B -Preference Shares	6,800	95,438

Grendene S.A.	6,700	59,667

Itau Unibanco Holding S.A. -Preference Shares	11,040	156,690

Petroleo Brasileiro S.A. -ADR	9,341	144,692

Telefonica Brasil S.A. -Preference Shares	5,300	118,238

Vale S.A. -ADR(a)	8,649	135,011

		907,588

Canada–3.12%

Rogers Communications, Inc. -Class B	50,544	2,173,181

Toronto-Dominion Bank (The) (a)	10,239	921,818

		3,094,999

China–1.10%

China Agri-Industries Holdings Ltd.	168,000	79,428

China Communications Construction Co. Ltd. -Class H	49,000	38,665

China Construction Bank Corp. -Class H	226,000	174,291

China Mobile Ltd.	33,000	371,226

China Shenhua Energy Co. Ltd. -Class H	23,000	69,713

CNOOC Ltd.	97,000	196,038

KWG Property Holding Ltd.	84,500	53,276

Lenovo Group Ltd.	104,000	108,953

		1,091,590

France–5.67%

BNP Paribas S.A.	20,232	1,368,594

Bouygues S.A. (a)	30,451	1,111,293

Sanofi	11,460	1,162,352

Total S.A.	34,089	1,981,371

		5,623,610

Germany–2.71%

Deutsche Lufthansa AG (b)	44,121	860,450

Porsche Automobil Holding SE -Preference Shares	9,857	861,476

Volkswagen AG	4,271	968,721

		2,690,647

	Shares	Value

Hong Kong–2.65%

Cheung Kong (Holdings) Ltd.	51,000	$776,583

First Pacific Co. Ltd.	88,000	96,967

Haier Electronics Group Co. Ltd.	42,000	81,337

Standard Chartered PLC	69,695	1,671,001

		2,625,888

India–0.29%

Tata Motors Ltd. -ADR(a)	4,650	123,783

WisdomTree India Earnings Fund -ETF(a)	10,600	162,392

		286,175

Indonesia–0.20%

PT Bank Rakyat Indonesia (Persero) Tbk	122,000	77,547

PT Telekomunikasi Indonesia Persero Tbk	365,000	67,201

PT United Tractors Tbk	39,000	55,734

		200,482

Italy–0.81%

Eni S.p.A.	34,975	806,398

Japan–9.74%

Asahi Group Holdings, Ltd. (a)	67,300	1,770,739

DeNA Co., Ltd. (a)	46,300	943,364

JSR Corp. (a)	66,500	1,239,040

Mitsubishi Corp.	40,700	825,415

Mitsubishi UFJ Financial Group, Inc. (a)	274,200	1,758,683

Nippon Telegraph & Telephone Corp.	22,900	1,188,435

Nissan Motor Co., Ltd. (a)	134,200	1,350,951

Yamada Denki Co., Ltd. (a)	198,700	587,539

		9,664,166

Mexico–0.14%

America Movil S.A.B. de C.V. -Series L	139,300	138,151

Norway–1.71%

Statoil ASA	31,577	716,776

Yara International ASA	23,781	981,944

		1,698,720

Poland–0.08%

KGHM Polska Miedz S.A.	1,907	75,084

Russia–0.64%

Gazprom OAO -ADR	12,365	108,936

Magnitogorsk Iron & Steel Works -REGS -GDR(c)	19,078	60,744

Rosneft Oil Co. -REGS -GDR(c)	18,958	153,560

Sberbank of Russia -ADR	15,058	181,449

Sistema JSFC -REGS -GDR(c)	5,142	133,640

		638,329

Singapore–1.04%

ComfortDelGro Corp. Ltd.	658,000	1,033,288

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

South Africa–0.44%

Sasol Ltd.	2,328	$110,945

Standard Bank Group Ltd.	7,416	88,464

Steinhoff International Holdings Ltd.	43,590	155,065

Tiger Brands Ltd.	2,842	84,588

		439,062

South Korea–1.35%

Dongbu Insurance Co., Ltd.	3,566	153,306

Hyundai Department Store Co., Ltd.	277	41,450

Hyundai Mobis	785	208,916

Hyundai Motor Co.	434	101,368

KT&G Corp.	1,871	134,061

POSCO	370	109,556

Samsung Electronics Co., Ltd.	246	311,472

Shinhan Financial Group Co., Ltd.	3,984	161,377

SK Telecom Co., Ltd. -ADR(a)	5,237	118,880

		1,340,386

Spain–1.60%

Iberdrola S.A.	134,186	782,433

Telefonica S.A.	51,329	802,254

		1,584,687

Switzerland–1.82%

Swisscom AG	2,023	973,439

Zurich Insurance Group AG	3,242	834,968

		1,808,407

Taiwan–0.45%

Hon Hai Precision Industry Co., Ltd.	57,200	146,523

Taiwan Semiconductor Manufacturing Co. Ltd.	65,000	220,469

Unimicron Technology Corp.	97,000	82,498

		449,490

Thailand–0.28%

Bangkok Bank PCL -NVDR	25,100	158,645

PTT PCL	11,500	116,307

		274,952

Turkey–0.15%

TAV Havalimanlari Holding A.S.	9,962	70,273

Tofas Turk Otomobil Fabrikasi A.S.	13,799	84,020

		154,293

Turkmenistan–0.16%

Dragon Oil PLC	16,464	155,124

United Kingdom–9.31%

Barclays PLC	363,748	1,563,454

Barclays PLC -Rts.(b)	90,937	118,879

BHP Billiton PLC	38,069	1,121,664

GlaxoSmithKline PLC	32,823	824,938

Imperial Tobacco Group PLC	40,100	1,485,707

National Grid PLC	72,186	853,676

Rio Tinto PLC	20,018	979,668

	Shares	Value

United Kingdom–(continued)

Royal Dutch Shell PLC -Class A	27,829	$919,069

Tesco PLC	235,498	1,368,679

		9,235,734

United States–48.29%

3M Co.	9,751	1,164,367

ACE Ltd.	25,007	2,339,655

AGCO Corp.	26,056	1,574,304

Apache Corp.	8,480	721,987

Archer-Daniels-Midland Co.	44,629	1,644,132

Avago Technologies Ltd.	25,187	1,086,063

Bank of America Corp.	79,780	1,100,964

Chevron Corp.	11,024	1,339,416

Cisco Systems, Inc.	75,100	1,758,842

Coach, Inc.	28,626	1,560,976

ConocoPhillips	19,620	1,363,786

Corning Inc.	203,528	2,969,473

Dr. Pepper Snapple Group, Inc.	20,969	939,831

Energizer Holdings, Inc.	10,060	916,969

GameStop Corp. -Class A	22,183	1,101,386

General Dynamics Corp.	19,807	1,733,509

Hewlett-Packard Co.	41,393	868,425

International Game Technology	54,639	1,034,316

Johnson & Johnson	10,455	906,344

Joy Global Inc.	13,796	704,148

JPMorgan Chase & Co.	34,071	1,761,130

Kohl’s Corp.	20,115	1,040,951

Medtronic, Inc.	18,928	1,007,916

Merck & Co., Inc.	45,328	2,158,066

Microsoft Corp.	28,265	941,507

NASDAQ OMX Group, Inc. (The)	61,889	1,986,018

Oracle Corp.	57,956	1,922,401

Pfizer Inc.	33,944	974,532

Phillips 66	11,758	679,848

PNC Financial Services Group, Inc.	16,555	1,199,410

QUALCOMM, Inc.	30,003	2,021,002

Quest Diagnostics Inc.	16,074	993,212

Stryker Corp.	13,823	934,297

Valero Energy Corp.	35,783	1,221,989

Wal-Mart Stores, Inc.	12,522	926,127

WellPoint, Inc.	15,767	1,318,279

		47,915,578

Total Common Stocks & Other Equity Interests (Cost $84,927,709)		98,252,138

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

Money Market Funds–0.97%

Liquid Assets Portfolio –Institutional Class (d)	479,081	$479,081

Premier Portfolio –Institutional Class (d)	479,081	479,081

Total Money Market Funds (Cost $958,162)		958,162

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.98% (Cost $85,885,871)		99,210,300

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–6.22%

Liquid Asset Portfolio - Institutional Class (Cost $6,174,995)(d)(e)	6,174,995	6,174,995

TOTAL INVESTMENTS–106.20% (Cost $92,060,866)		105,385,295

OTHER ASSETS LESS LIABILITIES–(6.20)%		(6,155,418)

NET ASSETS–100.00%		$99,229,877

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S
Rts.	—Rights

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at September 30, 2013.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $347,944, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

Invesco V.I. Global Core Equity Fund

E.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $5,120,815 and from Level 2 to Level 1 of $18,758,184, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total

Australia	$4,319,310	$--	$--	$4,319,310

Brazil	907,588	--	--	907,588

Canada	3,094,999	--	--	3,094,999

China	91,941	999,649	--	1,091,590

France	3,642,239	1,981,371	--	5,623,610

Germany	2,690,647	--	--	2,690,647

Hong Kong	2,528,921	96,967	--	2,625,888

India	286,175	--	--	286,175

Indonesia	200,482	--	--	200,482

Italy	--	806,398	--	806,398

Japan	--	9,664,166	--	9,664,166

Mexico	138,151	--	--	138,151

Norway	1,698,720	--	--	1,698,720

Poland	--	75,084	--	75,084

Russia	638,329	--	--	638,329

Singapore	1,033,288	--	--	1,033,288

South Africa	439,062	--	--	439,062

South Korea	716,531	623,855	--	1,340,386

Spain	--	1,584,687	--	1,584,687

Switzerland	834,968	973,439	--	1,808,407

Taiwan	449,490	--	--	449,490

Thailand	274,952	--	--	274,952

Turkey	154,293	--	--	154,293

Turkmenistan	155,124	--	--	155,124

United Kingdom	6,925,089	2,310,645	--	9,235,734

United States	55,048,735	--	--	55,048,735

Total Investments	$86,269,034	$19,116,261	$--	$105,385,295

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $25,974,788 and $32,311,366, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,337,725

Aggregate unrealized (depreciation) of investment securities	(3,187,871)

Net unrealized appreciation of investment securities	$13,149,854

Cost of investments for tax purposes is $92,235,441.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us I-VIGHC-QTR-1 09/13 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.00%

Biotechnology–22.65%

ACADIA Pharmaceuticals Inc. (b)	65,547	$1,800,576

Alexion Pharmaceuticals, Inc. (b)	48,428	5,625,396

Algeta ASA (Norway)(b)	35,566	1,372,154

Amarin Corp. PLC -ADR (Ireland)(b)	134,921	852,701

ARIAD Pharmaceuticals, Inc. (b)	86,031	1,582,970

Biogen Idec Inc. (b)	23,529	5,664,842

BioMarin Pharmaceutical Inc. (b)	63,249	4,567,843

Celgene Corp. (b)	30,582	4,707,487

Celldex Therapeutics Inc. (b)	38,842	1,376,172

Exact Sciences Corp. (b)	117,742	1,390,533

Gilead Sciences, Inc. (b)	138,682	8,714,777

Incyte Corp. (b)	60,007	2,289,267

Infinity Pharmaceuticals, Inc. (b)	28,549	498,180

Insmed, Inc. (b)	40,671	634,874

Keryx Biopharmaceuticals, Inc. (b)	99,428	1,004,223

Medivation Inc. (b)	42,556	2,550,807

NewLink Genetics Corp. (b)	32,193	604,585

Vanda Pharmaceuticals Inc. (b)	131,482	1,442,358

Vertex Pharmaceuticals Inc. (b)	38,878	2,947,730

		49,627,475

Drug Retail–1.41%

CVS Caremark Corp.	33,142	1,880,808

Raia Drogasil S.A. (Brazil)	148,860	1,209,496

		3,090,304

Health Care Distributors–5.97%

Cardinal Health, Inc.	103,948	5,420,888

McKesson Corp.	39,793	5,105,442

Patterson Cos. Inc.	63,635	2,558,127

		13,084,457

Health Care Equipment–6.14%

Abbott Laboratories	78,741	2,613,414

Covidien PLC	43,681	2,661,920

HeartWare International Inc. (b)	22,987	1,682,878

Hologic, Inc. (b)	74,292	1,534,130

Olympus Corp. (Japan)(b)	98,500	2,997,639

Wright Medical Group, Inc. (b)	75,099	1,958,582

		13,448,563

Health Care Facilities–9.53%

Community Health Systems Inc.	105,210	4,366,215

HCA Holdings, Inc.	132,460	5,662,665

Health Management Associates Inc. -Class A (b)	95,524	1,222,707

Rhoen-Klinikum AG (Germany)	84,234	2,164,674

Tenet Healthcare Corp. (b)	96,904	3,991,476

	Shares	Value

Health Care Facilities–(continued)

Universal Health Services, Inc. -Class B	46,462	$3,484,185

		20,891,922

Health Care Services–2.60%

Air Methods Corp.	46,991	2,001,816

Express Scripts Holding Co. (b)	49,533	3,060,149

Innovacare Inc. (Acquired 12/12/12; Cost $480,796)(b)(c)	122,652	643,923

		5,705,888

Health Care Technology–0.50%

HMS Holdings Corp. (b)	50,689	1,090,320

Life Sciences Tools & Services–1.59%

Thermo Fisher Scientific, Inc.	37,863	3,489,076

Managed Health Care–4.17%

Aetna Inc.	49,605	3,175,712

Qualicorp S.A. (Brazil)(b)(c)	109,000	991,356

UnitedHealth Group Inc.	69,333	4,964,936

		9,132,004

Pharmaceuticals–36.44%

AbbVie Inc.	71,321	3,190,188

Allergan, Inc.	16,502	1,492,606

Auxilium Pharmaceuticals Inc. (b)	115,982	2,114,352

Bayer AG (Germany)	47,416	5,591,236

Bristol-Myers Squibb Co.	117,896	5,456,227

Endo Health Solutions Inc. (b)	80,797	3,671,416

GlaxoSmithKline PLC -ADR (United Kingdom)	110,524	5,544,989

Hikma Pharmaceuticals PLC (United Kingdom)	127,661	2,152,600

Jazz Pharmaceuticals PLC (b)	29,001	2,667,222

Johnson & Johnson	61,686	5,347,559

Mylan Inc. (b)	65,496	2,499,982

Nektar Therapeutics (b)	76,624	800,721

Nippon Shinyaku Co., Ltd. (Japan)	116,000	2,003,236

Novartis AG -ADR (Switzerland)	104,043	7,981,139

Pfizer Inc.	222,692	6,393,487

Repros Therapeutics Inc. (b)	41,222	1,104,750

Roche Holding AG (Switzerland)	31,847	8,589,498

Sanofi -ADR (France)	97,623	4,942,653

Shire PLC -ADR (Ireland)	44,039	5,279,836

Zoetis Inc.	97,531	3,035,165

		79,858,862

Total Common Stocks & Other Equity Interests (Cost $137,934,005)		199,418,871

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds–8.53%

Liquid Assets Portfolio –Institutional Class (d)	9,348,219	$9,348,219

Premier Portfolio –Institutional Class (d)	9,348,219	9,348,219

Total Money Market Funds (Cost $18,696,438)		18,696,438

TOTAL INVESTMENTS–99.53% (Cost $156,630,443)		218,115,309

OTHER ASSETS LESS LIABILITIES–0.47%		1,039,838

NET ASSETS–100.00%		$219,155,147

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $1,635,279, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Health Care Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Global Health Care Fund

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $5,000,875 and from Level 2 to Level 1 of $8,589,498, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$210,317,911	$7,797,398	$--	$218,115,309
Foreign Currency Contracts*	--	(273,198)	--	(273,198)
Total Investments	$210,317,911	$7,524,200	$--	$217,842,111

* Unrealized appreciation (depreciation).

Invesco V.I. Global Health Care Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

		Contract to					Unrealized
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
11/08/13	Citibank Capital	CHF	5,219,000	USD	5,584,596	$5,772,864	$(188,268)
11/08/13	Citibank Capital	EUR	3,148,000	USD	4,174,279	4,259,209	(84,930)
Total open foreign currency contracts							$(273,198)

  Currency Abbreviations:

   CHF – Swiss Franc

   EUR -- Euro

   USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $48,000,230 and $48,947,289, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$64,098,664

Aggregate unrealized (depreciation) of investment securities	(2,613,798)

Net unrealized appreciation of investment securities	$61,484,866

Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VIGRE-QTR-1 09/13 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.94%

Australia–6.84%

Dexus Property Group	3,615,764	$3,389,649

Federation Centres Ltd.	1,054,935	2,243,619

Goodman Group	634,624	2,888,849

Stockland	1,104,286	3,986,402

Westfield Group	615,502	6,321,284

Westfield Retail Trust	2,004,179	5,552,410

		24,382,213

Austria–0.27%

Conwert Immobilien Invest S.E.	82,504	971,091

Canada–3.67%

Allied Properties REIT	132,800	4,184,727

Calloway REIT	52,200	1,233,929

Canadian Apartment Properties REIT	180,700	3,590,845

Canadian REIT	74,100	2,919,113

Chartwell Retirement Residences	117,600	1,153,053

		13,081,667

China–0.95%

Guangzhou R&F Properties Co. Ltd. -Class H	347,600	544,224

Shimao Property Holdings Ltd.	1,239,500	2,856,784

		3,401,008

Finland–0.39%

Sponda Oyj	266,126	1,375,360

France–3.65%

Gecina S.A.	15,054	1,927,386

Klepierre	28,802	1,248,867

Mercialys S.A.	41,581	833,136

Unibail-Rodamco S.E.	36,251	8,994,666

		13,004,055

Germany–1.93%

Deutsche Wohnen AG	83,173	1,488,140

GAGFAH S.A. (a)	82,994	1,082,291

GSW Immobilien AG	46,513	2,043,569

LEG Immobilien AG	39,047	2,248,832

		6,862,832

Hong Kong–8.48%

Henderson Land Development Co. Ltd.	932,900	5,773,676

Hongkong Land Holdings Ltd.	698,000	4,606,800

Hysan Development Co. Ltd.	569,000	2,540,628

Link REIT (The)	865,500	4,246,093

New World Development Co. Ltd.	1,951,000	2,939,886

New World Development Co. Ltd. -Rts.(a)	34,575	0

	Shares	Value

Hong Kong–(continued)

Sun Hung Kai Properties Ltd.	260,000	$3,542,873

Swire Properties Ltd.	199,600	558,521

Wharf Holdings Ltd. (The)	692,000	5,995,745

		30,204,222

Japan–15.64%

Activia Properties, Inc.	207	1,797,424

Frontier Real Estate Investment Corp.	131	1,349,842

GLP J-REIT (b)	226	252,184

GLP J-REIT	758	845,820

Hulic Co., Ltd.	140,900	2,120,058

Industrial & Infrastructure Fund Investment Corp. (b)	20	189,808

Industrial & Infrastructure Fund Investment Corp.	153	1,452,029

Japan Prime Realty Investment Corp.	586	2,056,454

Japan Real Estate Investment Corp.	252	2,952,823

Kenedix Realty Investment Corp.	399	1,967,650

Mitsubishi Estate Co. Ltd.	394,000	11,688,956

Mitsui Fudosan Co., Ltd.	465,000	15,714,262

Mori Hills REIT Investment Corp.	151	1,046,300

Nippon Prologis REIT Inc.	131	1,312,095

Sumitomo Realty & Development Co., Ltd.	174,000	8,296,891

Tokyu Land Corp.	155,000	1,604,237

United Urban Investment Corp.	700	1,068,050

		55,714,883

Malta–0.00%

BGP Holdings PLC (a)(b)	3,053,090	0

Norway–0.21%

Norwegian Property ASA	571,608	755,693

Singapore–4.24%

Ascendas REIT	345,000	627,022

CapitaLand Ltd.	1,290,000	3,180,682

CapitaMall Trust	1,731,000	2,704,472

CapitaMalls Asia Ltd.	1,546,000	2,409,271

CDL Hospitality Trusts	436,000	566,505

Global Logistic Properties Ltd.	1,611,000	3,711,271

Keppel Land Ltd.	368,000	1,038,438

Suntec REIT	656,000	854,970

		15,092,631

Sweden–1.12%

Castellum AB	156,267	2,228,323

Fabege AB	67,783	748,785

Wihlborgs Fastigheter AB	62,962	1,011,455

		3,988,563

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United Kingdom–5.38%

Big Yellow Group PLC	133,512	$951,028

British Land Co. PLC	385,546	3,609,576

Derwent London PLC	34,990	1,343,954

Great Portland Estates PLC	361,330	3,152,919

Hammerson PLC	323,957	2,627,514

Land Securities Group PLC	319,589	4,754,746

Shaftesbury PLC	141,503	1,351,567

Unite Group PLC	213,723	1,366,339

		19,157,643

United States–45.17%

Acadia Realty Trust	45,356	1,119,387

AvalonBay Communities, Inc.	93,721	11,911,002

Boston Properties, Inc.	105,220	11,248,018

Brookdale Senior Living Inc. (a)	35,351	929,731

Brookfield Office Properties, Inc.	84,429	1,617,929

Cousins Properties, Inc.	110,400	1,136,016

CubeSmart	203,000	3,621,520

DDR Corp.	492,299	7,734,017

EastGroup Properties, Inc.	26,000	1,539,460

Equity Residential	63,735	3,414,284

Essex Property Trust, Inc.	38,924	5,749,075

Federal Realty Investment Trust	27,500	2,789,875

General Growth Properties, Inc.	208,624	4,024,357

HCP, Inc.	60,100	2,461,095

Health Care REIT, Inc.	181,769	11,338,750

Healthcare Realty Trust, Inc.	114,735	2,651,526

Healthcare Trust of America, Inc. -Class A	270,708	2,847,848

Host Hotels & Resorts Inc.	474,518	8,384,733

Hudson Pacific Properties Inc.	118,300	2,300,935

LaSalle Hotel Properties	50,200	1,431,704

Macerich Co. (The)	97,494	5,502,561

Mid-America Apartment Communities, Inc.	63,600	3,975,000

National Retail Properties Inc.	39,183	1,246,803

Pebblebrook Hotel Trust	32,431	931,094

Piedmont Office Realty Trust Inc. -Class A	205,300	3,564,008

Prologis, Inc.	284,020	10,684,832

Public Storage	50,100	8,043,555

Retail Opportunity Investments Corp.	135,927	1,878,511

RLJ Lodging Trust	87,100	2,045,979

Senior Housing Properties Trust	54,199	1,265,005

Simon Property Group, Inc.	123,206	18,262,825

SL Green Realty Corp.	91,888	8,163,330

UDR, Inc.	220,755	5,231,894

Ventas, Inc.	30,758	1,891,617

		160,938,276

Total Common Stocks & Other Equity Interests (Cost $297,849,106)		348,930,137

	Shares	Value

Money Market Funds–1.96%

Liquid Assets Portfolio –Institutional Class (c)	3,488,255	$3,488,255

Premier Portfolio –Institutional Class (c)	3,488,255	3,488,255

Total Money Market Funds (Cost $6,976,510)		6,976,510

TOTAL INVESTMENTS–99.90% (Cost $304,825,616)		355,906,647

OTHER ASSETS LESS LIABILITIES–0.10%		358,564

NET ASSETS–100.00%		$356,265,211

Investment Abbreviations:

REIT	—Real Estate Investment Trust
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $441,992, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $47,194,113 and from Level 2 to Level 1 of $65,802,375, due to foreign fair value adjustments.

Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total

Australia	$24,382,213	$--	$--	$24,382,213

Austria	971,091	--	--	971,091

Canada	13,081,667	--	--	13,081,667

China	--	3,401,008	--	3,401,008

Finland	1,375,360	--	--	1,375,360

France	11,076,669	1,927,386	--	13,004,055

Germany	6,862,832	--	--	6,862,832

Hong Kong	14,848,638	15,355,584	--	30,204,222

Japan	8,818,424	46,896,459	--	55,714,883

Malta	--	--	0	0

Norway	755,693	--	--	755,693

Singapore	11,911,949	3,180,682	--	15,092,631

Sweden	3,988,563	--	--	3,988,563

United Kingdom	14,204,113	4,953,530	--	19,157,643

United States	167,914,786	--	--	167,914,786

Total Investments	$280,191,998	$75,714,649	$0	$355,906,647

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $189,366,243 and $136,658,083, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$41,224,256

Aggregate unrealized (depreciation) of investment securities	(5,150,061)

Net unrealized appreciation of investment securities	$36,074,195

Cost of investments for tax purposes is $319,832,452.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VIGOV-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–63.34%

Collateralized Mortgage Obligations–31.10%

Fannie Mae REMICs,
4.00%, 07/25/18 to 07/25/40	$9,890,580	$10,363,681

4.50%, 07/25/19 to 07/25/27	2,480,774	2,546,308

5.00%, 08/25/19 to 09/25/37	8,566,534	8,909,425

4.25%, 12/25/19 to 02/25/37	6,939,843	7,318,507

3.00%, 10/25/25 to 09/25/36	8,675,645	8,920,554

2.50%, 03/25/26	3,252,046	3,321,000

7.00%, 09/18/27	691,233	787,282

3.50%, 12/25/31	208,457	209,895

6.50%, 03/25/32	1,891,657	2,133,156

4.75%, 07/25/33	217,187	217,721

5.75%, 10/25/35	752,873	831,760

0.48%, 05/25/36(a)	7,821,197	7,821,814

0.68%, 03/25/37 to 05/25/41(a)	13,150,776	13,176,015

0.95%, 06/25/37(a)	5,624,240	5,696,829

0.58%, 06/25/38(a)	10,931,494	10,960,506

6.57%, 06/25/39(a)	7,635,191	8,898,732

0.73%, 02/25/41(a)	7,860,699	7,895,314

0.70%, 11/25/41(a)	3,057,470	3,063,760

Federal Home Loan Bank,
5.07%, 10/20/15	957,920	1,023,589

5.46%, 11/27/15	13,501,590	14,440,916

5.77%, 03/23/18	2,063,239	2,251,651

Freddie Mac REMICs,
4.00%, 12/15/17 to 06/15/39	10,201,303	10,579,080

5.00%, 02/15/18 to 09/15/31	4,850,994	5,090,275

4.50%, 07/15/18 to 10/15/36	1,129,426	1,177,799

3.00%, 10/15/18 to 04/15/26	7,893,076	8,119,111

3.75%, 10/15/18	2,569,308	2,626,461

4.25%, 01/15/19	434,756	441,408

3.50%, 12/15/27	598,523	616,062

0.58%, 04/15/28 to 06/15/37(a)	10,603,503	10,634,645

0.68%, 12/15/35 to 03/15/40(a)	10,225,951	10,299,816

0.48%, 03/15/36(a)	7,970,204	7,979,414

5.75%, 05/15/36	123,210	124,468

0.54%, 11/15/36(a)	9,886,350	9,881,100

1.04%, 11/15/39(a)	2,576,699	2,596,993

0.63%, 03/15/40 to 02/15/42(a)	23,749,155	23,821,737

Ginnie Mae REMICs,
6.00%, 01/16/25	1,668,169	1,879,776

4.50%, 01/16/31 to 09/16/34	17,343,616	17,819,864

4.75%, 09/20/32	656,382	676,059

4.00%, 04/16/33 to 02/20/38	7,927,104	8,282,068

5.75%, 08/20/34(a)	2,550,657	2,862,084

5.00%, 08/16/35	313,280	322,876

5.86%, 01/20/39(a)	8,086,647	8,956,952

0.98%, 09/16/39(a)	3,317,714	3,391,814

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

4.51%, 07/20/41(a)	$2,430,532	$2,544,619

		261,512,896

Federal Deposit Insurance Co. (FDIC)–0.07%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes , 0.73%, 02/25/48 (Acquired 03/05/2010; Cost $580,935) (a)(b)	580,935	580,687

Federal Home Loan Mortgage Corp. (FHLMC)–12.98%

Pass Through Ctfs.,
7.00%, 07/01/14 to 12/01/37	8,244,392	9,299,249

6.50%, 04/01/15 to 12/01/35	7,407,229	8,204,100

8.00%, 07/01/15 to 09/01/36	8,485,610	10,255,016

6.00%, 02/01/16 to 07/01/38	3,224,392	3,495,892

5.00%, 07/01/18 to 01/01/40	3,824,269	4,131,879

10.50%, 08/01/19	1,306	1,401

4.50%, 09/01/20 to 08/01/41	20,371,755	21,822,911

8.50%, 09/01/20 to 08/01/31	741,241	857,268

10.00%, 03/01/21	37,216	42,214

9.00%, 06/01/21 to 06/01/22	259,468	290,342

7.50%, 09/01/22 to 08/01/36	2,689,216	3,118,176

5.50%, 12/01/22	1,406,377	1,508,094

3.50%, 08/01/26	2,049,707	2,163,097

3.00%, 05/01/27	2,828,707	2,940,884

7.05%, 05/20/27	213,367	229,903

6.03%, 10/20/30	1,472,107	1,679,098

Pass Through Ctfs., ARM
2.80%, 09/01/35(a)	10,836,029	11,429,882

2.67%, 07/01/36(a)	8,668,772	9,253,279

2.45%, 10/01/36(a)	4,640,437	4,962,050

2.94%, 10/01/36(a)	365,709	387,326

2.98%, 11/01/37(a)	3,246,770	3,469,426

2.93%, 01/01/38(a)	151,630	160,578

Pass Through Ctfs., TBA
3.50%, 10/01/43(c)	9,300,000	9,442,406

		109,144,471

Federal National Mortgage Association (FNMA)–14.66%

Pass Through Ctfs.,
7.50%, 12/01/13 to 08/01/37	9,838,938	11,431,636

6.00%, 01/01/14 to 10/01/38	6,276,143	6,902,098

7.00%, 01/15/14 to 06/01/36	11,461,876	12,821,216

8.00%, 02/01/14 to 11/01/37	7,739,127	9,047,097

6.50%, 12/01/14 to 11/01/37	8,762,923	9,670,211

8.50%, 09/01/15 to 08/01/37	3,130,314	3,609,615

5.00%, 11/01/17 to 12/01/33	894,116	961,525

4.50%, 04/01/19 to 08/01/41	17,748,408	19,175,503

5.50%, 03/01/21 to 05/01/35	3,823,207	4,178,859

6.75%, 07/01/24	738,820	847,342

6.95%, 10/01/25	25,028	27,984

3.50%, 03/01/27 to 08/01/27	18,338,814	19,561,438

3.00%, 05/01/27 to 08/01/27	8,814,398	9,139,132

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM
2.49%, 10/01/34(a)	$4,306,758	$4,601,537

2.34%, 05/01/35(a)	823,641	873,131

2.58%, 03/01/38(a)	179,090	189,520

Pass Through Ctfs., BAL
3.84%, 04/01/18	6,477,130	7,023,404

Pass Through Ctfs., TBA
4.00%, 10/01/43(c)	3,000,000	3,147,656

		123,208,904

Government National Mortgage Association (GNMA)–4.53%

Pass Through Ctfs.,
6.50%, 12/20/13 to 01/15/37	7,442,845	8,316,898

7.50%, 10/15/14 to 10/15/35	4,525,572	5,251,063

11.00%, 10/15/15	922	929

9.00%, 10/20/16	29,399	29,593

7.00%, 04/15/17 to 01/15/37	2,708,813	3,034,372

8.00%, 05/15/17 to 01/15/37	2,648,613	3,145,813

10.50%, 09/15/17 to 11/15/19	2,448	2,468

8.50%, 12/15/17 to 01/15/37	409,741	449,315

10.00%, 06/15/19	16,667	18,103

6.00%, 09/15/20 to 08/15/33	1,203,547	1,332,160

5.00%, 02/15/25	405,585	446,869

6.95%, 08/20/25 to 08/20/27	475,509	504,555

6.38%, 10/20/27 to 04/20/28	559,432	616,176

6.10%, 12/20/33	6,505,924	7,603,893

3.50%, 10/20/42	7,213,648	7,334,834

		38,087,041

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $521,984,318)		532,533,999

U.S. Government Sponsored Agency Securities–18.40%

Federal Agricultural Mortgage Corp.–3.23%

Sec. Gtd. Notes,
5.13%, 04/19/17(b)	14,000,000	15,987,046

Sr. Unsec. Notes,
2.00%, 07/27/16	4,000,000	4,138,839

Unsec. Medium-Term Notes,
0.85%, 08/11/14	7,000,000	7,041,261

		27,167,146

Federal Farm Credit Bank (FFCB)–1.70%

Unsec. Bonds,
1.05%, 03/28/16	7,000,000	7,076,362

5.43%, 06/07/24	2,885,000	3,409,574

Unsec. Medium-Term Notes,
5.75%, 12/07/28	3,100,000	3,797,701

		14,283,637

Federal Home Loan Bank (FHLB)–5.25%

Unsec. Bonds,
3.13%, 03/11/16	20,000,000	21,204,386

1.50%, 10/12/17	4,800,000	4,844,232

4.50%, 09/13/19	5,000,000	5,681,419

1.88%, 03/13/20	6,000,000	5,856,918

	Principal Amount	Value

Federal Home Loan Bank (FHLB)–(continued)

3.38%, 06/12/20	$6,220,000	$6,547,845

		44,134,800

Federal Home Loan Mortgage Corp. (FHLMC)–3.27%

Sr. Unsec. Global Notes,
1.00%, 03/08/17	6,500,000	6,521,270

Unsec. Global Notes,
0.75%, 01/12/18	6,000,000	5,856,937

0.88%, 03/07/18	5,800,000	5,673,287

1.25%, 08/01/19	4,800,000	4,619,489

1.25%, 10/02/19	5,000,000	4,780,084

		27,451,067

Federal National Mortgage Association (FNMA)–2.49%

Unsec. Global Notes,
0.63%, 08/26/16	4,200,000	4,193,085

1.25%, 01/30/17	5,300,000	5,360,815

0.88%, 10/26/17	3,200,000	3,157,324

0.88%, 05/21/18	3,350,000	3,261,765

1.63%, 11/27/18	5,000,000	4,987,802

		20,960,791

Financing Corp (FICO)–0.44%

Sec. Bonds, 9.80%, 04/06/18	700,000	949,922

Series E, Sec. Bonds,
9.65%, 11/02/18	1,985,000	2,752,528

		3,702,450

Tennessee Valley Authority (TVA)–2.02%

Sr. Unsec. Global Bonds,
4.88%, 12/15/16	13,553,000	15,211,922

Sr. Unsec. Global Notes,
1.88%, 08/15/22	2,000,000	1,806,212

		17,018,134

Total U.S. Government Sponsored Agency Securities (Cost $154,441,924)		154,718,025

U.S. Treasury Securities–12.50%

U.S. Treasury Bills–0.28%(d)(e)

0.07%, 05/01/14	600,000	599,876

0.08%, 05/01/14	1,750,000	1,749,639

		2,349,515

U.S. Treasury Bonds–2.03%

8.75%, 05/15/20	3,500,000	5,020,989

7.88%, 02/15/21	1,100,000	1,542,980

7.50%, 11/15/24	120,000	175,349

7.63%, 02/15/25	550,000	812,709

5.38%, 02/15/31	3,800,000	4,847,511

4.25%, 05/15/39	3,685,000	4,091,173

4.38%, 11/15/39	500,000	565,896

		17,056,607

U.S. Treasury Notes–8.38%

0.63%, 05/31/17	5,000,000	4,945,982

2.38%, 07/31/17	5,000,000	5,260,099

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Treasury Notes–(continued)

0.63%, 08/31/17	$6,000,000	$5,908,979

0.75%, 12/31/17	7,000,000	6,883,685

0.88%, 01/31/18	5,000,000	4,936,460

1.38%, 09/30/18	13,800,000	13,795,191

1.38%, 12/31/18	3,000,000	2,986,783

3.63%, 02/15/20	2,000,000	2,222,194

2.00%, 09/30/20	5,000,000	4,996,906

2.13%, 08/15/21	2,700,000	2,678,967

2.00%, 11/15/21	3,300,000	3,227,382

1.75%, 05/15/22	1,250,000	1,184,610

2.00%, 02/15/23	12,000,000	11,436,169

		70,463,407

U.S. Treasury Inflation - Indexed Bonds–1.81%

0.13%, 07/15/22	4,063,120(f)	4,002,412

0.38%, 07/15/23	11,242,112(f)	11,185,072

		15,187,484

Total U.S. Treasury Securities (Cost $104,900,112)		105,057,013

Foreign Bonds–5.03%

Collateralized Mortgage Obligations–4.50%

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10; Cost $23,604,052) (a)(b)	22,847,237	23,936,045

Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $13,698,691)(b)	13,235,451	13,950,999

		37,887,044

Sovereign Debt–0.53%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	3,800,000	4,436,316

Total Foreign Bonds (Cost $41,074,551)		42,323,360

Corporate Notes–1.99%

Private Export Funding Corp.–1.99%

Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000	5,162,027

1.38%, 02/15/17	5,000,000	5,058,542

4.30%, 12/15/21	1,540,000	1,703,894

Sr. Sec. Gtd. Notes,
1.45%, 08/15/19	5,000,000	4,832,928

Total Corporate Notes (Cost $16,536,791)		16,757,391

	Shares	Value

Money Market Funds–0.69%

Government & Agency Portfolio –Institutional Class (Cost $5,794,303)(g)	5,794,303	$5,794,303

TOTAL INVESTMENTS–101.95% (Cost $844,731,999)		857,184,091

OTHER ASSETS LESS LIABILITIES–(1.95)%		(16,374,854)

NET ASSETS–100.00%		$840,809,237

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage

BAL	—Balloon

Ctfs.	—Certificates

Gtd.	—Guaranteed

REMIC	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

TBA	—To Be Announced

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2013.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $54,454,777, which represented 6.48% of the Fund’s Net Assets.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)	Principal amount of security and interest payments are adjusted for inflation.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a

Invesco V.I. Government Securities Fund

E.	Futures Contracts – (continued)

futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,794,303	$--	$--	$5,794,303
U.S. Treasury Securities	--	105,057,013	--	105,057,013
U.S. Government Sponsored Agency Securities	--	687,252,024	--	687,252,024
Corporate Debt Securities	--	16,757,391	--	16,757,391
Foreign Debt Securities	--	37,887,044	--	37,887,044
Foreign Sovereign Debt Securities	--	4,436,316	--	4,436,316
	$5,794,303	$851,389,788	$--	$857,184,091
Futures*	2,976,667	--	--	2,976,667
Total Investments	$8,770,970	$851,389,788	$--	$860,160,758

 * Unrealized appreciation.

Invesco V.I. Government Securities Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	$ 4,309,177	$(1,332,510)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain (Loss)
Interest rate risk	$(6,008,963)
Change in Unrealized Appreciation
Interest rate risk	$ 4,043,454
Total	$(1,965,509)

* The average notional value of futures contracts outstanding during the period was $359,706,880.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	460	December-2013	$ 101,322,188	$ 257,784
U.S. Treasury 5 Year Notes	315	December-2013	38,129,766	322,971
U.S. Treasury 10 Year Notes	713	December-2013	90,116,516	1,921,906
U.S. Ultra Bonds	502	December-2013	71,331,062	1,806,516
Subtotal				$ 4,309,177
Short Contracts
U.S. Treasury 30 Year Bonds	600	December-2013	$ (80,025,000)	$(1,332,510)
Total				$ 2,976,667

Invesco V.I. Government Securities Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $938,977,235 and $1,251,653,318, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $82,570,879 and $105,884,209, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,133,547

Aggregate unrealized (depreciation) of investment securities	(6,123,465)

Net unrealized appreciation of investment securities	$12,010,082

Cost of investments for tax purposes is $845,174,009.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VK-VIGRI-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.95%

Aerospace & Defense–0.77%

General Dynamics Corp.	207,226	$18,136,420

Agricultural Products–1.41%

Archer-Daniels-Midland Co.	903,200	33,273,888

Apparel Retail–0.47%

Abercrombie & Fitch Co. -Class A	317,063	11,214,518

Application Software–1.77%

Adobe Systems Inc. (b)	806,348	41,881,715

Asset Management & Custody Banks–2.14%

Northern Trust Corp.	394,967	21,482,255

State Street Corp.	443,404	29,153,813

		50,636,068

Automobile Manufacturers–1.32%

General Motors Co. (b)	869,541	31,277,390

Biotechnology–1.69%

Amgen Inc.	357,888	40,061,983

Cable & Satellite–3.90%

Comcast Corp. -Class A	1,052,967	47,541,460

Time Warner Cable Inc.	401,593	44,817,779

		92,359,239

Diversified Banks–2.34%

Comerica Inc.	577,461	22,699,992

Wells Fargo & Co.	787,873	32,554,912

		55,254,904

Diversified Chemicals–2.02%

Dow Chemical Co. (The)	783,143	30,072,691

PPG Industries, Inc.	105,834	17,680,628

		47,753,319

Diversified Metals & Mining–0.30%

Freeport-McMoRan Copper & Gold Inc.	212,390	7,025,861

Electric Utilities–1.69%

Edison International	237,785	10,952,377

FirstEnergy Corp.	211,067	7,693,392

Pinnacle West Capital Corp.	391,325	21,421,131

		40,066,900

Electronic Components–1.01%

Corning Inc.	1,641,044	23,942,832

	Shares	Value

Food Distributors–1.17%

Sysco Corp.	871,448	$27,738,190

Health Care Equipment–1.54%

Medtronic, Inc.	686,368	36,549,096

Hotels, Resorts & Cruise Lines–1.26%

Carnival Corp.	910,771	29,727,565

Household Products–1.58%

Procter & Gamble Co. (The)	493,127	37,275,470

Industrial Conglomerates–2.90%

General Electric Co.	2,869,554	68,553,645

Industrial Machinery–1.13%

Ingersoll-Rand PLC (b)	411,731	26,737,811

Insurance Brokers–3.77%

Aon PLC	330,043	24,568,401

Marsh & McLennan Cos., Inc.	1,096,905	47,770,213

Willis Group Holdings PLC	389,023	16,856,366

		89,194,980

Integrated Oil & Gas–3.56%

Chevron Corp.	357,716	43,462,494

Exxon Mobil Corp.	269,447	23,183,220

Occidental Petroleum Corp.	187,716	17,558,955

		84,204,669

Integrated Telecommunication Services–0.51%

Verizon Communications Inc.	257,131	11,997,732

Internet Software & Services–2.03%

eBay Inc. (b)	859,610	47,957,642

Investment Banking & Brokerage–4.46%

Charles Schwab Corp. (The)	1,630,402	34,466,698

Goldman Sachs Group, Inc. (The)	123,008	19,461,096

Morgan Stanley	1,913,630	51,572,328

		105,500,122

IT Consulting & Other Services–1.03%

Amdocs Ltd.	666,395	24,416,713

Managed Health Care–3.72%

Cigna Corp.	282,071	21,679,977

UnitedHealth Group Inc.	390,541	27,966,641

WellPoint, Inc.	458,584	38,342,208

		87,988,826

Movies & Entertainment–3.22%

Time Warner Inc.	233,598	15,373,084

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc. -Class B	727,260	$60,784,391

		76,157,475

Oil & Gas Equipment & Services–1.83%

Baker Hughes Inc.	467,572	22,957,785

Halliburton Co.	424,942	20,460,958

		43,418,743

Oil & Gas Exploration & Production–2.76%

Anadarko Petroleum Corp.	393,413	36,583,475

Canadian Natural Resources Ltd. (Canada)	910,119	28,599,701

		65,183,176

Oil & Gas Storage & Transportation–0.71%

Williams Cos., Inc. (The)	464,028	16,872,058

Other Diversified Financial Services–8.90%

Bank of America Corp.	1,297,501	17,905,514

Citigroup Inc.	1,654,664	80,267,750

ING U.S. Inc.	363,599	10,620,727

JPMorgan Chase & Co.	1,970,277	101,843,618

		210,637,609

Packaged Foods & Meats–2.26%

Mondelez International Inc. -Class A	1,312,809	41,248,459

Unilever N.V. -New York Shares (Netherlands)	321,319	12,120,152

		53,368,611

Personal Products–2.52%

Avon Products, Inc.	2,889,843	59,530,766

Pharmaceuticals–7.11%

Bristol-Myers Squibb Co.	514,189	23,796,667

Eli Lilly & Co.	461,666	23,235,650

Merck & Co., Inc.	863,364	41,104,760

Novartis AG (Switzerland)	406,973	31,277,920

Novartis AG -ADR (Switzerland)	34,019	2,609,597

Pfizer Inc.	927,591	26,631,138

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	519,056	19,609,936

		168,265,668

Property & Casualty Insurance–0.83%

Chubb Corp. (The)	219,802	19,619,527

Publishing–0.56%

Thomson Reuters Corp. (Canada)	376,566	13,167,564

Railroads–1.00%

CSX Corp.	923,793	23,778,432

Regional Banks–3.99%

BB&T Corp.	664,149	22,415,029

	Shares	Value

Regional Banks–(continued)

Fifth Third Bancorp	1,193,675	$ 21,533,897

PNC Financial Services Group, Inc.	695,890	50,417,230

		94,366,156

Security & Alarm Services–2.74%

ADT Corp. (The)	660,128	26,840,804

Tyco International Ltd.	1,084,715	37,943,331

		64,784,135

Semiconductor Equipment–2.14%

Applied Materials, Inc.	2,881,345	50,538,791

Semiconductors–1.04%

Texas Instruments Inc.	613,817	24,718,411

Soft Drinks–0.90%

Coca-Cola Co. (The)	560,416	21,228,558

Specialized Finance–0.83%

CME Group Inc. -Class A	264,501	19,541,334

Systems Software–2.33%

Microsoft Corp.	734,169	24,455,169

Symantec Corp.	1,235,086	30,568,379

		55,023,548

Wireless Telecommunication Services–1.79%

Vodafone Group PLC -ADR (United Kingdom)	1,204,084	42,359,675

Total Common Stocks & Other Equity Interests (Cost $1,765,036,493)		2,293,287,735

Money Market Funds–3.06%

Liquid Assets Portfolio –Institutional Class (c)	36,185,296	36,185,296

Premier Portfolio –Institutional Class (c)	36,185,295	36,185,295

Total Money Market Funds (Cost $72,370,591)		72,370,591

TOTAL INVESTMENTS–100.01% (Cost $1,837,407,084)		2,365,658,326

OTHER ASSETS LESS LIABILITIES–(0.01)%		(308,835)

NET ASSETS–100.00%	$	2,365,349,491

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Growth and Income Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Growth and Income Fund

F.	Call Options Written – The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 2,365,658,326	$ --	$ --	$ 2,365,658,326
Foreign Currency Contracts*	--	(711,581)	--	(711,581)
Total Investments	$ 2,365,658,326	$ (711,581)	$ --	$ 2,364,946,745

*  Unrealized appreciation (depreciation).

Invesco V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
Settlement							Unrealized
		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/31/13	Bank of New York	CAD	15,752,619	USD	15,280,601	$15,281,200	$(599)
10/31/13	State Street Bank & Trust Co.	CAD	16,695,215	USD	16,199,982	16,195,588	4,394
10/31/13	Bank of New York	CHF	10,728,300	USD	11,759,618	11,866,093	(106,475)
10/31/13	State Street Bank & Trust Co.	CHF	12,207,862	USD	13,381,998	13,502,570	(120,572)
10/31/13	Bank of New York	EUR	7,207,871	USD	9,715,129	9,751,965	(36,836)
10/31/13	Bank of New York	GBP	8,577,800	USD	13,725,767	13,882,561	(156,794)
10/31/13	State Street Bank & Trust Co.	GBP	10,289,570	USD	16,469,074	16,652,939	(183,865)
10/31/13	State Street Bank & Trust Co.	ILS	51,013,768	USD	14,352,690	14,463,524	(110,834)
Total open foreign currency contracts							$(711,581)

Currency Abbreviations:

CAD -- Canadian Dollar

CHF -- Swiss Franc

EUR -- Euro

GBP -- British Pound Sterling

ILS -- Israeli Shekel

USD -- U.S. Dollar

Transactions During the Period

	Call Option Contracts

	Number of Contracts	Premiums Received

Beginning of period	--	$--

Written	5,394	379,429

Closed	(868)	(105,737)

Expired	(4,526)	(273,692)

End of period	--	$--

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $476,699,889 and $592,616,410, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$539,708,042

Aggregate unrealized (depreciation) of investment securities	(12,042,253)

Net unrealized appreciation of investment securities	$527,665,789

Cost of investments for tax purposes is $1,837,992,537.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VIHYI-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–88.82%

Aerospace & Defense–2.45%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$125,000	$124,375

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	245,000	245,000

6.13%, 01/15/23(b)	167,000	168,253

7.75%, 03/15/20(b)	435,000	494,812

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	365,000	354,962

GenCorp Inc., Sec. Gtd. Notes, 7.13%, 03/15/21(b)	711,000	750,105

Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	391,000	427,167

Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	280,000	280,350

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	225,000	222,188

Sr. Unsec. Gtd. Sub. Notes, 7.50%, 07/15/21(b)	210,000	225,225

		3,292,437

Agricultural Products–0.49%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	607,000	661,630

Airlines–1.66%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	160,000	155,296

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	294,089	303,647

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	35,710	37,674

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	187,561	190,726

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	207,024	227,338

Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	145,000	147,900

	Principal Amount	Value

Airlines–(continued)

UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	$179,261	$201,333

Series 2007-1, Class B, Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	105,359	109,574

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	101,349	114,271

United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	335,000	341,700

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	204,319	201,254

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	69,950	76,595

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	84,936	89,607

Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	35,000	33,337

		2,230,252

Alternative Carriers–1.47%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	210,000	225,750

11.88%, 02/01/19	435,000	504,600

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	537,000	545,055

8.13%, 07/01/19	265,000	286,200

8.63%, 07/15/20	240,000	263,400

9.38%, 04/01/19	130,000	144,300

		1,969,305

Apparel Retail–0.53%

Hot Topic, Inc., Sr. Sec. Notes, 9.25%, 06/15/21(b)	299,000	308,718

L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	160,000	164,600

8.50%, 06/15/19	100,000	119,000

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	80,000	86,800

7.00%, 05/01/20	25,000	27,656

		706,774

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–0.50%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	$505,000	$537,825

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	70,000	66,238

William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	69,000	69,172

		673,235

Application Software–0.26%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	365,000	347,663

Asset Management & Custody Banks–0.34%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	475,000	463,125

Auto Parts & Equipment–1.31%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	470,000	504,075

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	230,000	238,625

6.63%, 10/15/22	195,000	201,825

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	200,000	198,000

Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec Gtd. Notes, 5.63%, 05/31/20(b)	220,000	218,900

Schaeffler Finance B.V. (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	194,288

Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	200,000	210,656

		1,766,369

Automobile Manufacturers–0.27%

General Motors Co., Sr. Unsec. Notes, 4.88%, 10/02/23(b)	361,000	360,098

Biotechnology–0.02%

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	120,000	24,750

Broadcasting–1.04%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	110,000	111,925

Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	290,000	297,975

See accompanying notes which are an integral part of this schedule.

	Principal Amount	Value

Broadcasting–(continued)

Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	$635,000	$657,225

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	228,000	229,140

Sinclair Television Group, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/21(b)	49,000	49,122

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	50,000	49,750

		1,395,137

Building Products–3.48%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	815,000	810,925

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	400,000	410,000

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	700,000	707,000

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	900,000	987,750

10.00%, 12/01/18	410,000	454,075

Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	96,000	102,240

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	445,000	489,500

Sr. Unsec. Notes, 9.75%, 01/15/18	620,000	720,750

		4,682,240

Cable & Satellite–4.87%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	295,000	282,462

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	550,000	511,500

5.13%, 05/01/20	765,000	757,350

5.88%, 07/15/22	130,000	128,213

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	345,000	365,700

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	105,000	113,400

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	1,275,000	1,262,250

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	555,000	577,200

8.13%, 06/01/23(b)	165,000	174,487

Invesco V.I. High Yield Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	$400,000	$420,000

Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	450,000	481,500

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	410,000	445,243

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	605,000	632,225

Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	200,000	200,000

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 5.38%, 04/15/21(b)	200,000	196,000

		6,547,530

Casinos & Gaming–4.65%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	512,000	559,360

9.13%, 12/01/18	195,000	213,525

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	246,000	222,015

Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	425,000	401,625

9.00%, 02/15/20	195,000	184,275

Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	306,000	306,000

Sr. Sec. Notes, 8.00%, 10/01/20(b)	294,000	294,000

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	494,351	532,663

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)(c)	95,000	47,975

MCE Finance Ltd. (Macau), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	193,500

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	121,184

Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	180,000	186,750

6.75%, 10/01/20	225,000	237,375

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	1,040,000	1,136,200

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	435,000	474,150

	Principal Amount	Value

Casinos & Gaming–(continued)

Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	$7,210,050	$0

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	415,000	447,163

Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	386,000	386,965

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	305,000	307,478

		6,252,203

Coal & Consumable Fuels–1.22%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	156,000	161,070

8.25%, 04/01/20	595,000	641,112

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	540,000	538,650

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	295,000	292,788

		1,633,620

Communications Equipment–0.75%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	205,000	168,613

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	650,000	610,187

9.00%, 04/01/19(b)	235,000	229,712

		1,008,512

Computer & Electronics Retail–0.53%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	680,000	713,150

Computer Storage & Peripherals–0.74%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	695,000	775,359

Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	231,000	223,204

		998,563

Construction & Engineering–1.44%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	210,000	208,709

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	730,000	770,150

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	910,000	957,775

		1,936,634

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–1.80%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	$290,000	$338,575

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	500,000	500,000

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	375,000	366,563

Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	230,000	256,450

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	560,000	571,200

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	105,000	106,706

Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	40,000	42,400

Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	240,000	243,000

		2,424,894

Construction Materials–1.35%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	196,000	208,305

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	400,000	385,279

7.25%, 01/15/21(b)	200,000	199,899

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	120,000	123,000

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	810,000	891,000

		1,807,483

Consumer Finance–1.06%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	195,000	218,887

8.00%, 03/15/20	1,040,000	1,202,500

		1,421,387

Data Processing & Outsourced Services–2.81%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	930,000	993,937

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	1,394,000	1,442,790

Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	537,000	555,795

Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	80,000	88,400

Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	357,000	357,893

Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	140,000	135,800

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	$215,000	$196,725

		3,771,340

Distillers & Vintners–0.17%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(d)	185,474	169,835

Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	50,000	53,125

		222,960

Diversified Banks–0.28%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	200,000	182,250

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	195,000	198,586

		380,836

Diversified Chemicals–0.05%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	75,000	72,563

Diversified Metals & Mining–1.39%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	225,000	226,969

8.25%, 11/01/19(b)	505,000	549,187

Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	245,000	240,100

Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	220,000	209,094

9.50%, 07/18/18(b)	395,000	434,804

Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	50,000	51,500

Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	183,000	154,178

		1,865,832

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp.,
Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14(c)	262,000	0

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	275,000	0

		0

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Electrical Components & Equipment–0.20%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	$ 270,000	$ 262,575

Electronic Manufacturing Services–0.50%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	640,000	678,400

Environmental & Facilities Services–0.24%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	140,000	136,150

5.25%, 08/01/20	14,000	13,825

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	160,000	170,000

		319,975

Forest Products–0.22%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	185,000	192,400

Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	99,000	102,713

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(f)	6,933	2,948

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(c)(f)	40,000	200

		298,261

Gas Utilities–1.22%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	350,000	365,750

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	563,000	563,000

Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	203,000	218,732

Sr. Unsec. Notes, 7.38%, 03/15/20	460,000	495,650

		1,643,132

Gold–0.19%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	260,000	251,082

Health Care Equipment–0.60%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	251,000	260,412

Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	250,000	255,000

	Principal Amount	Value

Health Care Equipment–(continued)

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	$ 280,000	$ 289,800

		805,212

Health Care Facilities–1.85%

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	120,000	121,800

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	260,000	268,450

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	1,015,000	1,004,850

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 4.75%, 06/01/20	30,000	29,025

Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	175,000	179,813

Sr. Unsec. Global Notes, 6.75%, 02/01/20	265,000	265,662

8.00%, 08/01/20	330,000	352,275

Sr. Unsec. Notes, 8.13%, 04/01/22(b)	247,000	259,659

		2,481,534

Health Care Services–0.40%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	140,000	139,300

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	375,000	397,500

		536,800

Healthcare–0.19%

Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/19	236,000	248,980

Homebuilding–3.12%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 02/01/23	168,000	160,020

Sr. Unsec. Gtd. Notes, 7.50%, 09/15/21(b)	220,000	215,600

9.13%, 06/15/18	215,000	225,481

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	325,000	343,688

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	851,000	882,912

Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	125,000	132,031

11.88%, 10/15/15	85,000	97,325

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	105,000	109,463

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	166,000	152,928

6.95%, 06/01/18	520,000	570,050

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Homebuilding–(continued)

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	$450,000	$486,000

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	173,000	184,245

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	315,000	294,131

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	309,000	336,810

		4,190,684

Hotels, Resorts & Cruise Lines–0.34%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	145,000	141,919

7.25%, 03/15/18	130,000	148,200

7.50%, 10/15/27	160,000	169,600

		459,719

Household Products–0.78%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	300,000	298,875

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	340,000	341,700

7.13%, 04/15/19	175,000	186,812

Sr. Unsec. Gtd. Global Notes, 9.88%, 08/15/19	200,000	217,000

		1,044,387

Housewares & Specialties–0.13%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	182,000	178,815

Independent Power Producers & Energy Traders–0.76%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	350,000	386,750

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 03/15/23	100,000	98,750

7.63%, 01/15/18	233,000	259,212

7.88%, 05/15/21	85,000	91,588

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	170,051	181,955

		1,018,255

Industrial Conglomerates–0.36%

Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	230,000	0

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	485,000	487,425

		487,425

	Principal Amount	Value

Industrial Machinery–0.18%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	$165,000	$166,237

Allegion US Holding Co. Inc., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/21(b)	44,000	44,165

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	35,000	37,538

		247,940

Internet Software & Services–0.87%

Bankrate Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	141,000	141,353

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	375,000	373,125

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	430,000	408,500

7.00%, 07/15/21	110,000	117,975

VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	135,000	127,406

		1,168,359

Leisure Facilities–0.28%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	235,000	226,775

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	135,000	144,788

		371,563

Marine–0.11%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	145,000	152,250

Movies & Entertainment–1.29%

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	242,000	228,690

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	375,000	390,937

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	705,000	740,250

Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	385,000	378,263

		1,738,140

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Multi-Line Insurance–1.03%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	$271,000	$318,630

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	300,000	306,750

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	88,000	100,100

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	600,000	652,500

		1,377,980

Office Services & Supplies–0.04%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	55,000	60,088

Oil & Gas Drilling–0.76%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	49,000	51,389

Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	239,000	240,195

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	585,000	614,250

6.63%, 11/15/20	115,000	121,900

		1,027,734

Oil & Gas Equipment & Services–1.38%

Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	118,000	119,770

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	146,000	152,205

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	545,000	553,175

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	135,000	131,625

Forum Energy Technologies Inc., Sr. Unsec. Notes, 6.25%, 10/01/21(b)	234,000	236,047

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	300,000	301,500

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	364,000	362,180

		1,856,502

Oil & Gas Exploration & Production–7.40%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	415,000	417,594

6.75%, 11/01/20	130,000	133,575

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	$113,000	$114,695

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	540,000	553,500

8.25%, 09/01/21	379,000	399,845

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	165,000	177,994

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	263,000	274,177

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	510,000	517,650

Endeavor Energy Resources, L.P./EER Finance, Inc., Sr. Unsec. Notes, 7.00%, 08/15/21(b)	646,000	642,770

Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	300,000	300,000

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	680,000	687,650

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	576,000	551,520

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	733,000	756,822

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	94,000	91,885

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	55,000	58,438

Legacy Reserves L.P./Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	143,000	135,135

MEG Energy Corp. (Canada),
Sr. Unsec. Gtd. Notes,
6.38%, 01/30/23(b)	297,000	291,060

6.50%, 03/15/21(b)	117,000	118,170

Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	381,000	370,522

Oasis Petroleum Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/22(b)	254,000	269,240

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	215,000	201,025

Sr. Unsec. Notes, 5.38%, 10/01/22	340,000	327,250

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	80,000	77,800

5.75%, 06/01/21	600,000	631,500

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	$498,000	$505,470

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	270,000	282,150

6.50%, 01/01/23	105,000	107,363

6.63%, 02/15/19	210,000	219,450

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	416,000	424,320

5.75%, 03/15/21(b)	294,000	299,880

		9,938,450

Oil & Gas Refining & Marketing–0.48%

CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Global Notes, 6.50%, 11/01/22	504,000	492,030

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	136,000	152,320

		644,350

Oil & Gas Storage & Transportation–4.15%

Access Midstream Partners L.P./ACMP Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	401,000	414,032

6.13%, 07/15/22	290,000	299,425

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	170,000	160,650

6.63%, 10/01/20(b)	480,000	492,000

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	175,000	174,125

Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	325,000	335,563

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	382,000	385,820

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	622,000	668,650

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	455,000	456,137

6.50%, 08/15/21	123,000	131,918

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	552,000	527,160

Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	190,000	186,200

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	83,000	87,254

6.88%, 02/01/21	580,000	622,050

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	$160,000	$172,400

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	350,000	350,875

6.13%, 10/15/21	116,000	116,580

		5,580,839

Other Diversified Financial Services–1.01%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	600,000	562,500

Jefferies Finance LLC/JFIN Co- Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	400,000	399,000

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	385,000	398,475

		1,359,975

Packaged Foods & Meats–1.34%

JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13; Cost $109,375)(b)	100,000	110,750

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 06/01/21(b)	165,000	165,000

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	565,000	598,900

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	365,000	385,987

Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	100,000	102,750

5.88%, 08/01/21(b)	100,000	101,750

Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	320,000	329,600

		1,794,737

Paper Packaging–0.31%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	395,000	419,688

Paper Products–0.40%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	84,000	80,850

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	450,000	450,000

		530,850

Personal Products–0.04%

First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	59,000	53,838

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Pharmaceuticals–0.52%

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.38%, 10/15/20(b)	$125,000	$130,000

Sr. Unsec. Notes, 7.50%, 07/15/21(b)	525,000	569,625

		699,625

Publishing–0.10%

Gannett Co., Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/15/19(b)	140,000	139,300

Real Estate Services–0.23%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	295,000	314,913

Regional Banks–1.74%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	100,000	108,057

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	580,000	618,318

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	265,000	301,438

Unsec. Sub. Global Notes, 5.13%, 06/15/17	830,000	842,450

Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (e)	530,000	465,075

		2,335,338

Research & Consulting Services–0.31%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/22	125,000	124,688

6.75%, 10/01/20	270,000	286,537

		411,225

Security & Alarm Services–0.22%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	292,000	298,233

Semiconductor Equipment–0.73%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	705,000	689,137

Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	275,000	288,750

		977,887

Semiconductors–1.35%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	535,000	563,087

10.75%, 08/01/20	390,000	433,875

	Principal Amount	Value

Semiconductors–(continued)

NXP BV/NXP Funding LLC (Netherlands),
Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	$400,000	$412,000

Sr. Unsec. Notes, 5.75%, 03/15/23(b)	400,000	403,000

		1,811,962

Sovereign Debt–0.29%

Slovenia Government International Bond (Slovenia),
Sr. Unsec. Bonds, 5.85%, 05/10/23(b)	200,000	191,000

Sr. Unsec. Notes, 4.75%, 05/10/18(b)	200,000	193,500

		384,500

Specialized Finance–2.67%

Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	120,000	127,980

Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	274,000	271,260

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	50,000	52,625

6.75%, 04/15/17	780,000	838,500

7.63%, 04/15/20	250,000	278,125

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	585,000	576,225

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	195,000	206,212

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	265,000	297,297

Sr. Unsec. Global Notes, 4.63%, 04/15/21	175,000	162,313

5.88%, 04/01/19	90,000	93,769

5.88%, 08/15/22	265,000	261,191

Sr. Unsec. Notes, 8.25%, 12/15/20	375,000	428,437

		3,593,934

Specialized REIT’s–0.25%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	320,000	338,400

Specialty Chemicals–0.95%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	211,000	211,528

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	235,000	248,806

PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	425,000	400,031

PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	240,000	257,400

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Specialty Chemicals–(continued)

U.S. Coatings Acquisition Inc./Axalta Coating Systems Dutch Holding B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	$150,000	$157,500

		1,275,265

Specialty Stores–0.57%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	460,000	494,500

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	269,000	269,336

		763,836

Steel–1.35%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	150,000	159,030

Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	88,000	79,640

Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	400,000	419,000

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	630,000	656,775

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	305,000	312,625

Sr. Unsec. Notes, 7.00%, 02/01/18	175,000	185,937

		1,813,007

Technology Distributors–0.24%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	315,000	325,238

Tires & Rubber–0.40%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	425,000	434,562

Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	100,000	103,000

		537,562

Trading Companies & Distributors–0.27%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	55,000	58,988

United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	40,000	42,150

Sr. Unsec. Global Notes, 8.25%, 02/01/21	235,000	260,850

		361,988

	Principal Amount	Value

Trucking–1.02%

Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$215,000	$234,887

9.75%, 03/15/20	95,000	109,963

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	25,000	25,750

6.75%, 04/15/19	305,000	324,062

7.38%, 01/15/21	625,000	675,000

		1,369,662

Wireless Telecommunication Services–6.51%

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	1,230,000	1,396,050

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	400,000	418,000

Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	384,000

eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	200,000	219,500

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	297,000	299,227

6.63%, 11/15/20	710,000	738,400

6.63%, 04/01/23(b)	845,000	849,225

SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	275,000	272,250

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	410,000	371,050

6.90%, 05/01/19	390,000	402,675

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	630,000	584,325

7.00%, 08/15/20	336,000	342,720

11.50%, 11/15/21	150,000	192,750

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	165,000	179,025

9.00%, 11/15/18(b)	350,000	412,125

Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	151,000	154,398

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)	600,000	648,750

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	825,000	881,719

		8,746,189

Total U.S. Dollar Denominated Bonds and Notes
(Cost $124,293,449)		119,357,105

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–5.92%(g)

Apparel, Accessories & Luxury Goods–0.33%

Boardriders S.A. (United States), Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	315,000	$436,818

Broadcasting–0.59%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	335,000	479,282

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	215,000	313,416

			792,698

Cable & Satellite–0.15%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	140,000	202,664

Casinos & Gaming–0.90%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	200,000	133,937

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	345,000	231,041

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	220,000	387,365

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	455,000	451,643

			1,203,986

Construction Materials–0.62%

Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	230,000	305,721

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	142,731

Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	255,000	390,701

			839,153

	Principal Amount		Value

Diversified Banks–0.22%

Co-Operative Group Holdings (2011) (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/20(d)	GBP	190,000	$289,136

Food Distributors–0.64%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	505,000	862,510

Hotels, Resorts & Cruise Lines–0.18%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	180,000	248,666

Independent Power Producers & Energy Traders–0.25%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	200,000	336,731

Leisure Facilities–0.46%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	230,000	323,614

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	210,000	295,473

			619,087

Metal & Glass Containers–0.12%

Greif Luxembourg Finance SCA (United States), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	105,000	160,877

Multi-Sector Holdings–0.30%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	155,000	227,000

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	110,000	179,860

			406,860

Other Diversified Financial Services–0.71%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	120,000	165,595

REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	250,000	344,990

Boats Investments Netherlands B.V. (Netherlands), REGS, Series 97, Sr. Sec. PIK Medium- Term Mortgage Euro Notes, 11.00%, 03/31/17(b)	EUR	95,862	71,330

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Other Diversified Financial Services–(continued)

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	$368,704

			950,619

Research & Consulting Services–0.13%

La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Euro Bonds, 7.25%, 01/15/20(b)	EUR	130,000	176,756

Sovereign Debt–0.10%

Takko Luxembourg 2 S.C.A. (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	105,000	139,213

Wireless Telecommunication Services–0.22%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	100,000	145,099

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	100,000	144,253

			289,352

Total Non-U.S. Dollar Denominated Bonds & Notes
(Cost $7,934,171)			7,955,126

	Shares

Preferred Stocks–2.07%

Automobile Manufacturers–0.21%

General Motors Co., Series B, $2.38 Conv. Pfd.		5,710	286,356

Consumer Finance–0.30%

Ally Financial, Inc., Series G, 7.00% Pfd. (b)		425	406,114

Diversified Banks–0.43%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		24,735	581,025

Industrial REIT’s–0.08%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		4,065	101,666

Investment Banking & Brokerage–0.19%

Goldman Sachs Group, Inc. (The), Series J,
5.50% Pfd.		11,335	254,357

Multi-Line Insurance–0.56%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.		26,710	751,085

	Shares	Value

Regional Banks–0.14%

Zions Bancorp., Series G, 6.30% Pfd.	835	$19,701

Zions Bancorp., Series H, 5.75% Pfd.	8,000	169,520

		189,221

Tires & Rubber–0.16%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	3,345	213,010

Total Preferred Stocks (Cost $2,470,226)		2,782,834

Common Stocks & Other Equity Interests–0.79%

Automobile Manufacturers–0.39%

General Motors Co. (h)(i)	6,127	220,388

General Motors Co. -Wts. expiring 07/10/16(h)(i)	5,568	147,107

General Motors Co. -Wts. expiring 07/10/19(h)(i)	5,568	103,565

Motors Liquidation Co. GUC Trust (i)	1,538	54,491

		525,551

Broadcasting–0.01%

Adelphia Communications Corp. (j)	3,280	2,558

Adelphia Recovery Trust, Series ACC-1 (j)	318,570	892

Adelphia Recovery Trust, Series Arahova (j)	109,170	1,092

		4,542

Construction Materials–0.14%

U.S. Concrete, Inc. (i)	9,253	185,615

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)	6,205	621

Independent Power Producers & Energy Traders–0.00%

SW Acquisition L.P. (i)	1	0

Integrated Telecommunication Services–0.16%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(k)	1,527	20,950

Largo Ltd. -Class A (Luxembourg)(i)	17,563	19,080

Largo Ltd. -Class B (Luxembourg)(i)	158,069	171,723

		211,753

Paper Products–0.07%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $245,385)(b)(l)	1,140	96,900

Publishing–0.00%

Reader’s Digest Association Inc. (The) (China) -Wts. expiring 02/19/14 (m)	669	0

Semiconductors–0.02%

Magnachip Semiconductor Corp. (South Korea)(i)	1,372	29,539

Total Common Stocks & Other Equity Interests (Cost $2,535,232)		1,054,521

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Senior Secured Floating Rate Interest Loans–0.53%(n)(o)

Health Care Facilities–0.53%

Community Health Systems Inc.
First Lien Term Loan, 0.00%, 07/30/14	$ 343,749	$ 343,749

Term Loan, 0.00%, 07/30/14	370,251	370,251

Total Senior Secured Floating Rate Interest Loans
(Cost $714,000)		714,000

	Shares

Money Market Funds–1.79%
Liquid Assets Portfolio – Institutional
Class (p)	1,203,794	1,203,794

Premier Portfolio – Institutional Class (p)	1,203,794	1,203,794

Total Money Market Funds (Cost $2,407,588)		2,407,588

TOTAL INVESTMENTS–99.92% (Cost $140,354,666)		134,271,174

OTHER ASSETS LESS LIABILITIES–0.08%		112,770

NET ASSETS–100.00%		$ 134,383,944

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $51,289,040, which represented 38.17% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2013 was $48,175, which represented less than 1% of the Fund’s Net Assets.

(d)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	Acquired as part of the General Motors reorganization.
(i)	Non-income producing security.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.
(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(m)	Non-income producing security acquired as part of the Reader’s Digest Association bankruptcy reorganization.
(n)

Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 1G and Note 4.
(p)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Invesco V.I. High Yield Fund

H.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Other Risks – The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
K.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco V.I. High Yield Fund

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 5,474,376	$ 770,567	$ 0	$ 6,244,943
Corporate Debt Securities	--	119,686,605	0	119,686,605
Foreign Debt Securities	--	7,815,913	--	7,815,913
Foreign Sovereign Debt Securities	--	523,713	--	523,713
	$ 5,474,376	$ 128,796,798	$ 0	$ 134,271,174
Foreign Currency Contracts*	--	(206,372)	--	(206,372)
Swap Agreements*	--	58,435	--	58,435
Total Investments	$ 5,474,376	$ 128,648,861	$ 0	$ 134,123,237

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/09/13	Morgan Stanley	EUR	3,494,000	USD	4,634,966	$4,727,727	$(92,761)
12/09/13	RBC Capital Markets	GBP	1,321,000	USD	2,023,772	2,137,383	(113,611)
Total open foreign currency contracts							$(206,372)

Currency Abbreviations:

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Invesco V.I. High Yield Fund

Open Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JPMorgan Securities Inc.	MGM Resorts	Sell	5.00%	06/20/2017	1.99%	$365,000	$(18,956)	$58,435
(a)	Implied credit spreads represent the current level as of September 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Unfunded Loan Commitments

As of September 30, 2013, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Community Health Systems Inc.	Bridge Loan	$ 343,749	$ 343,749
Community Health Systems Inc.	Bridge Loan	370,251	370,251
		$ 714,000	$ 714,000

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $64,712,263 and $59,903,116, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,793,158
Aggregate unrealized (depreciation) of investment securities	(10,917,684)
Net unrealized appreciation (depreciation) of investment securities	$(6,124,526)
Cost of investments for tax purposes is $140,395,700.

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2013

invesco.com/us VIIGR-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.25%

Australia–2.78%

Brambles Ltd.	2,313,381	$19,658,668

CSL Ltd.	196,315	11,719,848

WorleyParsons Ltd.	641,263	14,547,497

		45,926,013

Belgium–1.53%

Anheuser-Busch InBev N.V.	253,875	25,234,278

Brazil–3.08%

Banco Bradesco S.A. -ADR	1,752,034	24,318,232

BM&FBovespa S.A.	4,738,000	26,590,598

		50,908,830

Canada–7.31%

Agrium Inc.	127,385	10,705,484

Canadian National Railway Co.	129,374	13,108,207

Cenovus Energy Inc.	455,983	13,607,337

CGI Group Inc. -Class A (a)	693,418	24,334,590

Fairfax Financial Holdings Ltd.	38,416	15,534,967

Potash Corp. of Saskatchewan Inc.	296,253	9,263,478

Suncor Energy, Inc.	961,881	34,390,911

		120,944,974

China–6.60%

Baidu, Inc. -ADR(a)	236,440	36,690,759

Belle International Holdings Ltd.	10,353,000	15,030,465

China Mobile Ltd.	1,088,500	12,244,845

CNOOC Ltd.	13,028,000	26,329,738

Industrial & Commercial Bank of China Ltd. -Class H	26,967,000	18,847,047

		109,142,854

Denmark–1.58%

Carlsberg AS -Class B	120,976	12,463,835

Novo Nordisk AS -Class B	80,529	13,651,923

		26,115,758

France–4.39%

Publicis Groupe S.A.	353,910	28,163,300

Schneider Electric S.A.	226,033	19,115,561

Total S.A.	434,271	25,241,336

		72,520,197

Germany–8.91%

Adidas AG	194,835	21,159,133

Allianz S.E.	130,961	20,587,983

Deutsche Boerse AG	244,869	18,422,663

Deutsche Post AG	605,670	20,100,151

Deutsche Telekom AG	1,218,149	17,658,682

SAP AG	428,849	31,718,977

	Shares	Value

Germany–(continued)

Volkswagen AG -Preference Shares	75,338	$17,760,393

		147,407,982

Hong Kong–2.82%

Galaxy Entertainment Group Ltd. (a)	3,297,000	23,186,421

Hutchison Whampoa Ltd.	1,958,000	23,485,621

		46,672,042

Ireland–1.13%

Shire PLC	468,119	18,743,635

Israel–1.48%

Teva Pharmaceutical Industries Ltd. -ADR	647,106	24,447,665

Japan–5.57%

Denso Corp.	272,300	12,756,058

Fanuc Corp.	134,700	22,271,412

Keyence Corp.	49,800	18,965,400

Komatsu Ltd.	484,437	12,091,472

Toyota Motor Corp.	405,500	26,001,209

		92,085,551

Mexico–2.25%

America Movil S.A.B. de C.V. -Series L -ADR	432,178	8,561,446

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	84,092	8,164,492

Grupo Televisa S.A.B. -ADR	730,300	20,411,885

		37,137,823

Netherlands–1.07%

Unilever N.V.	453,776	17,653,084

Singapore–2.18%

Keppel Corp. Ltd.	2,391,661	19,865,371

Keppel REIT	166,613	163,359

United Overseas Bank Ltd.	969,000	15,965,906

		35,994,636

South Korea–3.11%

Hyundai Mobis	95,399	25,389,074

NHN Entertainment Corp. (a)	12,479	1,370,247

Samsung Electronics Co., Ltd.	19,525	24,721,485

		51,480,806

Spain–1.57%

Amadeus IT Holding S.A. -Class A	729,597	25,893,064

Sweden–3.66%

Investment AB Kinnevik -Class B	424,576	14,717,114

Investor AB -Class B	623,757	18,924,666

Swedbank AB -Class A	577,335	13,463,710

Telefonaktiebolaget LM Ericsson -Class B	1,015,341	13,506,917

		60,612,407

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Switzerland–8.74%

ABB Ltd.	850,857	$20,101,465

Julius Baer Group Ltd.	400,729	18,700,391

Nestle S.A.	316,611	22,177,334

Novartis AG	234,210	18,000,216

Roche Holding AG	119,556	32,245,614

Syngenta AG	53,292	21,769,396

UBS AG	560,188	11,460,221

		144,454,637

Taiwan–0.89%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	872,925	14,804,808

Turkey–0.95%

Akbank T.A.S.	4,264,051	15,704,440

United Kingdom–18.20%

Aberdeen Asset Management PLC	2,282,717	13,991,127

British American Tobacco PLC	602,581	31,962,860

British Sky Broadcasting Group PLC	2,195,535	30,922,859

Centrica PLC	2,220,868	13,303,476

Compass Group PLC	2,556,962	35,153,053

Imperial Tobacco Group PLC	601,561	22,287,865

Informa PLC	1,654,204	14,059,452

Kingfisher PLC	2,571,100	16,042,269

Next PLC	153,390	12,825,554

Reed Elsevier PLC	3,254,673	43,839,248

Royal Dutch Shell PLC -Class B	656,930	22,700,492

Smith & Nephew PLC	1,044,715	13,039,839

WPP PLC	1,502,732	30,896,215

		301,024,309

United States–1.45%

Avago Technologies Ltd.	557,316	24,031,466

Total Common Stocks & Other Equity Interests (Cost $1,034,245,545)		1,508,941,259

Money Market Funds–8.77%

Liquid Assets Portfolio –Institutional Class (b)	72,523,172	72,523,172

Premier Portfolio –Institutional Class (b)	72,523,173	72,523,173

Total Money Market Funds (Cost $145,046,345)		145,046,345

TOTAL INVESTMENTS–100.02% (Cost $1,179,291,890)		1,653,987,604

OTHER ASSETS LESS LIABILITIES–(0.02)%		(402,082)

NET ASSETS–100.00%		$1,653,585,522

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.

Invesco V.I. International Growth Fund

E.	Foreign Currency Contracts – (continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 1 to Level 2 of $148,687,678 and from Level 2 to Level 1 of $458,505,516, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total

Australia	$45,926,013	$--	$--	$45,926,013

Belgium	--	25,234,278	--	25,234,278

Brazil	50,908,830	--	--	50,908,830

Canada	120,944,974	--	--	120,944,974

China	51,721,224	57,421,630	--	109,142,854

Denmark	12,463,835	13,651,923	--	26,115,758

France	47,278,861	25,241,336	--	72,520,197

Germany	126,248,849	21,159,133	--	147,407,982

Hong Kong	--	46,672,042	--	46,672,042

Ireland	--	18,743,635	--	18,743,635

Israel	24,447,665	--	--	24,447,665

Japan	--	92,085,551	--	92,085,551

Mexico	37,137,823	--	--	37,137,823

Netherlands	17,653,084	--	--	17,653,084

Singapore	35,994,636	--	--	35,994,636

South Korea	26,759,321	24,721,485	--	51,480,806

Spain	--	25,893,064	--	25,893,064

Sweden	32,431,583	28,180,824	--	60,612,407

Switzerland	102,175,838	42,278,799	--	144,454,637

Taiwan	14,804,808	--	--	14,804,808

Turkey	15,704,440	--	--	15,704,440

United Kingdom	157,572,844	143,451,465	--	301,024,309

United States	169,077,811	--	--	169,077,811

Total Investments	$1,089,252,439	$564,735,165	$--	$1,653,987,604

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $330,502,117 and $281,202,797, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$463,152,522

Aggregate unrealized (depreciation) of investment securities	(10,169,529)

Net unrealized appreciation of investment securities	$452,982,993

Cost of investments for tax purposes is $1,201,004,611.

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VIMCCE-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–81.87%

Application Software–1.26%

Adobe Systems Inc. (b)	95,875	$4,979,748

Asset Management & Custody Banks–2.13%

Northern Trust Corp.	155,205	8,441,600

Auto Parts & Equipment–1.02%

Dana Holding Corp.	177,590	4,056,156

Brewers–1.34%

Molson Coors Brewing Co. -Class B	106,057	5,316,637

Communications Equipment–2.62%

F5 Networks, Inc. (b)	61,671	5,288,905

Polycom, Inc. (b)	196,765	2,148,674

Riverbed Technology, Inc. (b)	199,635	2,912,674

		10,350,253

Computer & Electronics Retail–1.23%

GameStop Corp. -Class A	97,761	4,853,834

Computer Storage & Peripherals–1.73%

NetApp, Inc.	160,800	6,853,296

Construction & Engineering–2.10%

Chicago Bridge & Iron Co. N.V.	81,227	5,504,754

Foster Wheeler AG (Switzerland)(b)	106,777	2,812,506

		8,317,260

Construction & Farm Machinery & Heavy Trucks–1.71%

Joy Global Inc.	63,982	3,265,641

Terex Corp. (b)	104,082	3,497,155

		6,762,796

Construction Materials–1.52%

CRH PLC (Ireland)	249,270	5,996,211

Consumer Electronics–0.57%

Harman International Industries, Inc.	34,054	2,255,396

Department Stores–0.88%

Macy’s, Inc.	80,121	3,466,836

Electrical Components & Equipment–0.71%

Regal-Beloit Corp.	41,244	2,801,705

Electronic Components–1.44%

Amphenol Corp. -Class A	73,572	5,693,001

Environmental & Facilities Services–2.10%

Clean Harbors, Inc. (b)	63,329	3,714,879

Republic Services, Inc.	137,243	4,578,427

		8,293,306

	Shares	Value

Fertilizers & Agricultural Chemicals–1.01%

Mosaic Co. (The)	93,202	$4,009,550

Footwear–1.30%

Wolverine World Wide, Inc.	88,668	5,163,138

Gold–0.36%

Kinross Gold Corp. (Canada)	283,992	1,434,160

Health Care Distributors–1.95%

Cardinal Health, Inc.	82,190	4,286,209

Patterson Cos. Inc.	85,626	3,442,165

		7,728,374

Health Care Facilities–2.41%

Community Health Systems Inc.	124,336	5,159,944

Tenet Healthcare Corp. (b)	106,277	4,377,550

		9,537,494

Homebuilding–0.72%

D.R. Horton, Inc.	147,080	2,857,764

Industrial Machinery–5.82%

ITT Corp.	120,130	4,318,673

Kennametal Inc.	111,693	5,093,201

Parker Hannifin Corp.	34,315	3,730,727

SPX Corp.	44,070	3,730,085

Stanley Black & Decker Inc.	67,829	6,143,272

		23,015,958

Insurance Brokers–1.60%

Marsh & McLennan Cos., Inc.	145,297	6,327,684

Life & Health Insurance–1.87%

Torchmark Corp.	102,154	7,390,842

Life Sciences Tools & Services–1.21%

Agilent Technologies, Inc.	93,493	4,791,516

Managed Health Care–1.39%

Aetna Inc.	85,794	5,492,532

Marine–1.21%

Kirby Corp. (b)	55,181	4,775,916

Multi-Utilities–0.77%

CMS Energy Corp.	116,127	3,056,463

Oil & Gas Drilling–1.95%

Nabors Industries Ltd.	243,352	3,908,233

Rowan Cos. PLC -Class A (b)	104,238	3,827,619

		7,735,852

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–3.82%

Cameron International Corp. (b)	89,782	$5,240,575

Dresser-Rand Group, Inc. (b)	53,974	3,367,978

Weatherford International Ltd. (b)	425,932	6,529,537

		15,138,090

Oil & Gas Exploration & Production–2.81%

Concho Resources Inc. (b)	57,765	6,285,410

Rosetta Resources, Inc. (b)	80,562	4,387,406

SM Energy Co.	5,925	457,351

		11,130,167

Packaged Foods & Meats–3.57%

Hain Celestial Group, Inc. (The) (b)	44,051	3,397,213

JM Smucker Co. (The)	51,757	5,436,555

Kellogg Co.	90,021	5,286,934

		14,120,702

Paper Packaging–1.24%

Packaging Corp. of America	86,087	4,914,707

Personal Products–0.72%

Avon Products, Inc.	138,269	2,848,341

Pharmaceuticals–3.13%

Endo Health Solutions Inc. (b)	99,862	4,537,729

Shire PLC -ADR (Ireland)	51,287	6,148,798

Zoetis Inc.	54,456	1,694,671

		12,381,198

Property & Casualty Insurance–3.50%

Arch Capital Group Ltd. (b)	89,692	4,855,028

Progressive Corp. (The)	330,726	9,005,669

		13,860,697

Publishing–0.31%

John Wiley & Sons, Inc. -Class A	25,559	1,218,909

Regional Banks–0.98%

First Republic Bank	83,493	3,893,279

Restaurants–1.07%

Brinker International, Inc.	104,168	4,221,929

Semiconductor Equipment–2.93%

KLA-Tencor Corp.	42,722	2,599,634

Lam Research Corp. (b)	89,479	4,580,430

Teradyne, Inc. (b)	266,621	4,404,579

		11,584,643

Semiconductors–4.72%

Hittite Microwave Corp. (b)	5,850	382,298

Linear Technology Corp.	247,183	9,803,278

Xilinx, Inc.	181,576	8,508,651

		18,694,227

Soft Drinks–0.76%

Dr. Pepper Snapple Group, Inc.	67,099	3,007,377

	Shares	Value

Specialized Finance–1.51%

Moody’s Corp.	85,062	$5,982,410

Specialty Chemicals–2.85%

Albemarle Corp.	43,735	2,752,681

International Flavors & Fragrances Inc.	51,197	4,213,513

Sigma-Aldrich Corp.	50,505	4,308,076

		11,274,270

Steel–0.58%

Allegheny Technologies, Inc.	75,368	2,300,231

Systems Software–1.44%

Symantec Corp.	229,816	5,687,946

Total Common Stocks & Other Equity Interests (Cost $242,336,594)		324,014,401

Money Market Funds–18.25%

Liquid Assets Portfolio –Institutional Class (c)	36,119,352	36,119,352

Premier Portfolio –Institutional Class (c)	36,119,353	36,119,353

Total Money Market Funds (Cost $72,238,705)		72,238,705

TOTAL INVESTMENTS–100.12% (Cost $314,575,299)		396,253,106

OTHER ASSETS LESS LIABILITIES–(0.12)%		(496,669)

NET ASSETS–100.00%		$395,756,437

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$390,256,895	$5,996,211	$--	$396,253,106

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $96,387,396 and $155,938,012, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 86,079,522
Aggregate unrealized (depreciation) of investment securities	(5,398,908)
Net unrealized appreciation of investment securities	$ 80,680,614
Cost of investments for tax purposes is $315,572,492.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VK-VIMCG-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.60%

Aerospace & Defense–1.87%

B/E Aerospace, Inc. (b)	51,266	$3,784,456

Triumph Group, Inc.	17,019	1,195,074

		4,979,530

Airlines–1.06%

Alaska Air Group, Inc.	45,162	2,828,044

Apparel Retail–1.72%

Ross Stores, Inc.	45,098	3,283,134

Urban Outfitters, Inc. (b)	34,692	1,275,625

		4,558,759

Apparel, Accessories & Luxury Goods–3.55%

Michael Kors Holdings Ltd. (b)	47,718	3,555,945

PVH Corp.	26,777	3,178,162

Under Armour, Inc. -Class A (b)	33,755	2,681,835

		9,415,942

Application Software–5.22%

Aspen Technology, Inc. (b)	104,816	3,621,393

Cadence Design Systems, Inc. (b)	272,397	3,677,359

Citrix Systems, Inc. (b)	45,214	3,192,561

Salesforce.com, Inc. (b)	64,909	3,369,426

		13,860,739

Asset Management & Custody Banks–2.23%

Affiliated Managers Group, Inc. (b)	32,459	5,928,312

Automobile Manufacturers–1.58%

Tesla Motors, Inc. (b)	21,711	4,199,342

Automotive Retail–1.68%

O’Reilly Automotive, Inc. (b)	34,899	4,452,763

Biotechnology–3.05%

Alexion Pharmaceuticals, Inc. (b)	12,044	1,399,031

BioMarin Pharmaceutical Inc. (b)	50,440	3,642,777

Medivation Inc. (b)	51,224	3,070,366

		8,112,174

Broadcasting–1.63%

Discovery Communications, Inc. -Class A (b)	51,380	4,337,500

Building Products–3.28%

A.O. Smith Corp.	63,234	2,858,177

Fortune Brands Home & Security Inc.	46,321	1,928,343

Lennox International Inc.	52,102	3,921,197

		8,707,717

Casinos & Gaming–2.10%

Wynn Resorts Ltd.	35,222	5,565,428

	Shares	Value

Commodity Chemicals–1.03%

LyondellBasell Industries N.V. -Class A	37,355	$2,735,507

Communications Equipment–0.78%

F5 Networks, Inc. (b)	24,034	2,061,156

Computer & Electronics Retail–1.71%

Best Buy Co., Inc.	121,250	4,546,875

Construction & Engineering–1.97%

Foster Wheeler AG (Switzerland)(b)	79,439	2,092,423

MasTec Inc. (b)	103,420	3,133,626

		5,226,049

Construction & Farm Machinery & Heavy Trucks–1.69%

Cummins Inc.	24,346	3,234,853

Manitowoc Co., Inc. (The)	64,046	1,254,021

		4,488,874

Construction Materials–0.50%

Martin Marietta Materials, Inc.	13,480	1,323,332

Consumer Electronics–1.15%

Harman International Industries, Inc.	46,042	3,049,362

Consumer Finance–1.60%

Discover Financial Services	83,974	4,244,046

Data Processing & Outsourced Services–2.70%

Alliance Data Systems Corp. (b)	21,123	4,466,881

Vanity, Inc. -Class A (b)	97,080	2,712,415

		7,179,296

Distillers & Vintners–1.27%

Constellation Brands, Inc. -Class A (b)	58,865	3,378,851

Diversified Chemicals–2.27%

PPG Industries, Inc.	36,133	6,036,379

Electrical Components & Equipment–1.99%

AMETEK, Inc.	114,785	5,282,406

Electronic Components–1.79%

Amphenol Corp. -Class A	61,357	4,747,805

Environmental & Facilities Services–1.16%

Waste Connections, Inc.	67,912	3,083,884

Food Retail–1.95%

Sprouts Farmers Market, Inc. (b)	29,886	1,326,640

Whole Foods Market, Inc.	65,693	3,843,040

		5,169,680

Health Care Equipment–0.88%

Hologic, Inc. (b)	113,644	2,346,749

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Health Care Facilities–1.45%

Universal Health Services, Inc. -Class B	51,468	$3,859,585

Health Care Services–2.75%

Catamaran Corp. (b)	80,195	3,684,960

Omnicare, Inc.	65,188	3,617,934

		7,302,894

Health Care Technology–0.53%

HMS Holdings Corp. (b)	65,072	1,399,699

Homefurnishing Retail–1.04%

Restoration Hardware Holdings Inc. (b)	43,581	2,760,856

Household Appliances–1.14%

Whirlpool Corp.	20,697	3,030,869

Household Products–0.99%

Church & Dwight Co., Inc.	43,624	2,619,621

Housewares & Specialties–1.18%

Jarden Corp. (b)	64,771	3,134,916

Human Resource & Employment Services–0.81%

Towers Watson & Co. -Class A	20,095	2,149,361

Industrial Machinery–2.64%

Flowserve Corp.	68,665	4,284,010

Pentair Ltd.	42,162	2,738,000

		7,022,010

Internet Retail–0.55%

Netflix Inc. (b)	4,724	1,460,708

Internet Software & Services–1.84%

Equinix, Inc. (b)	12,179	2,236,673

LinkedIn Corp. -Class A (b)	10,762	2,648,098

		4,884,771

Leisure Products–0.62%

Brunswick Corp.	41,187	1,643,773

Movies & Entertainment–1.63%

Cinemark Holdings, Inc.	136,552	4,334,160

Oil & Gas Equipment & Services–2.07%

Baker Hughes Inc.	54,892	2,695,197

Dresser-Rand Group, Inc. (b)	44,968	2,806,003

		5,501,200

Oil & Gas Exploration & Production–4.96%

EQT Corp.	42,753	3,793,046

Gulfport Energy Corp. (b)	52,224	3,360,092

Pioneer Natural Resources Co.	31,891	6,021,021

		13,174,159

Packaged Foods & Meats–0.84%

Mead Johnson Nutrition Co.	30,044	2,231,067

Paper Packaging–1.03%

Sealed Air Corp.	100,291	2,726,912

	Shares	Value

Pharmaceuticals–2.10%

Mallinckrodt PLC (b)	58,336	$2,572,034

Shire PLC -ADR (Ireland)	25,056	3,003,964

		5,575,998

Railroads–1.37%

Kansas City Southern	33,262	3,637,532

Regional Banks–1.27%

First Republic Bank	72,163	3,364,961

Research & Consulting Services–1.66%

Verisk Analytics, Inc. -Class A (b)	67,710	4,398,442

Restaurants–1.08%

Panera Bread Co. -Class A (b)	18,037	2,859,406

Semiconductors–3.73%

Altera Corp.	42,859	1,592,641

Cavium Inc. (b)	86,566	3,566,519

NXP Semiconductors N.V. (Netherlands)(b)	104,490	3,888,073

Semtech Corp. (b)	28,565	856,664

		9,903,897

Specialty Stores–3.18%

Dick’s Sporting Goods, Inc.	86,492	4,616,943

Tractor Supply Co.	57,056	3,832,451

		8,449,394

Steel–1.02%

Nucor Corp.	55,118	2,701,884

Trading Companies & Distributors–0.84%

Fastenal Co.	44,626	2,242,457

Trucking–1.25%

J.B. Hunt Transport Services, Inc.	45,704	3,333,193

Wireless Telecommunication Services–2.62%

NII Holdings Inc. (b)(c)	360,584	2,188,745

SBA Communications Corp. -Class A (b)	59,322	4,773,048

		6,961,793

Total Common Stocks & Other Equity Interests (Cost $193,760,043)		264,512,019

Money Market Funds–1.33%

Liquid Assets Portfolio –Institutional Class (d)	1,770,230	1,770,230

Premier Portfolio –Institutional Class (d)	1,770,230	1,770,230

Total Money Market Funds(Cost $3,540,460)		3,540,460

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.93% (Cost $197,300,503)		268,052,479

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.66%

Liquid Assets Portfolio - Institutional Class (Cost $1,757,847)(d)(e)	1,757,847	$1,757,847

TOTAL INVESTMENTS–101.59% (Cost $199,058,350)		269,810,326

OTHER ASSETS LESS LIABILITIES–(1.59)%		(4,217,338)

NET ASSETS–100.00%	$ 265,592,988

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco V.I. Mid Cap Growth Fund

E.	Foreign Currency Translations – (continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $143,507,670 and $163,212,109, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$73,152,555

Aggregate unrealized (depreciation) of investment securities	(2,564,513)

Net unrealized appreciation of investment securities	$70,588,042

Cost of investments for tax purposes is $199,222,284.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VIMKT-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–57.47%(a)

Asset-Backed Securities - Consumer Receivables–4.64%

Barton Capital LLC (b)(c)	0.20%	03/18/14	$5,000	$5,000,000

Old Line Funding, LLC (c)	0.20%	01/21/14	8,000	7,995,022

Thunder Bay Funding, LLC (c)	0.20%	10/09/13	3,000	2,999,867

Thunder Bay Funding, LLC (c)	0.20%	10/23/13	3,000	2,999,633

				18,994,522

Asset-Backed Securities - Diversified Banks–1.29%

Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	2,000	1,997,365

Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	1,300	1,299,561

Collateralized Commercial Paper II Co., LLC (c)	0.31%	03/03/14	2,000	1,997,365

				5,294,291

Asset-Backed Securities - Fully Supported–0.73%

Kells Funding LLC (CEP-Federal Republic of Germany) (c)(d)	0.23%	11/21/13	1,000	999,674

Kells Funding LLC (CEP-Federal Republic of Germany) (c)(d)	0.24%	11/20/13	2,000	1,999,334

				2,999,008

Asset-Backed Securities - Fully Supported Bank–12.72%

Alpine Securitization Corp. (CEP-Credit Suisse Group AG) (c)(d)	0.15%	10/07/13	7,000	6,999,825

Cancara Asset Securitisation LLC (CEP-Lloyds TSB Bank PLC) (c)(d)	0.19%	10/22/13	10,000	9,998,892

Concord Minutemen Capital Co., LLC, Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC) (c)(d)	0.22%	10/09/13	5,000	4,999,755

Govco LLC (CEP-Citibank, N.A.) (c)	0.16%	10/10/13	5,000	4,999,800

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (c)(d)	0.22%	10/21/13	10,000	9,998,778

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (c)(d)	0.22%	11/12/13	4,000	3,998,973

Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (c)(d)	0.17%	10/21/13	1,125	1,124,894

Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (c)(d)	0.18%	11/19/13	5,000	4,998,775

Matchpoint Master Trust (CEP-BNP Paribas S.A.) (c)(d)	0.18%	11/12/13	5,000	4,998,950

				52,118,642

Asset-Backed Securities - Multi-Purpose–14.97%

Atlantic Asset Securitization LLC (c)	0.15%	10/25/13	5,000	4,999,500

Atlantic Asset Securitization LLC (c)	0.16%	10/09/13	5,000	4,999,822

Atlantic Asset Securitization LLC (b)(c)	0.21%	02/19/14	7,000	7,000,000

Chariot Funding, LLC (c)	0.24%	02/03/14	2,000	1,998,334

Chariot Funding, LLC (c)	0.24%	03/04/14	4,000	3,995,893

Chariot Funding, LLC (c)	0.25%	10/18/13	1,000	999,882

CHARTA, LLC (c)	0.15%	10/03/13	3,000	2,999,975

Jupiter Securitization Co. LLC (c)	0.22%	10/04/13	1,000	999,982

Jupiter Securitization Co. LLC (c)	0.24%	11/06/13	1,000	999,760

Jupiter Securitization Co. LLC (c)	0.24%	12/05/13	1,500	1,499,350

Jupiter Securitization Co. LLC (c)	0.24%	03/03/14	2,000	1,997,960

Jupiter Securitization Co. LLC (c)	0.24%	03/04/14	4,000	3,995,893

Jupiter Securitization Co. LLC (c)	0.24%	03/12/14	2,100	2,097,732

Jupiter Securitization Co. LLC (c)	0.30%	02/18/14	500	499,417

Mont Blanc Capital Corp. (c)(d)	0.18%	11/07/13	1,000	999,815

Nieuw Amsterdam Receivables Corp. (c)(d)	0.14%	10/09/13	7,200	7,199,776

Nieuw Amsterdam Receivables Corp. (c)(d)	0.15%	10/15/13	973	972,943

Regency Markets No. 1 LLC (c)(d)	0.15%	10/15/13	5,258	5,257,693

Scaldis Capital LLC (c)(d)	0.18%	11/18/13	5,530	5,528,673

Scaldis Capital LLC (c)(d)	0.18%	11/19/13	2,250	2,249,449

				61,291,849

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Trade Receivables–1.81%

Market Street Funding LLC (c)	0.14%	11/01/13	$7,400	$7,399,108

Consumer Finance–1.95%

BMW US Capital LLC (c)(d)	0.11%	11/06/13	2,000	1,999,780

Toyota Motor Credit Corp. (d)	0.22%	12/11/13	1,000	999,566

Toyota Motor Credit Corp. (d)	0.22%	03/03/14	5,000	4,995,325

				7,994,671

Diversified Banks–10.18%

BNZ International Funding Ltd. (c)(d)	0.17%	12/13/13	5,000	4,998,276

Caisse des Depots et Consignations (c)(d)	0.08%	10/30/13	5,000	4,999,678

Credit Agricole North America Inc. (d)	0.14%	10/02/13	10,000	9,999,961

Dexia Credit Local S.A. (d)	0.40%	02/12/14	1,000	998,511

Dexia Credit Local S.A. (d)	0.40%	02/14/14	2,000	1,996,978

PNC Bank, N.A.	0.24%	02/13/14	2,000	2,000,000

Societe Generale North America, Inc. (d)	0.20%	11/04/13	5,000	4,999,055

Standard Chartered Bank (c)(d)	0.20%	01/08/14	1,000	999,450

Standard Chartered Bank (c)(d)	0.21%	10/04/13	2,000	1,999,965

Standard Chartered Bank (c)(d)	0.21%	10/07/13	1,000	999,965

Standard Chartered Bank (c)(d)	0.21%	10/09/13	5,000	4,999,767

United Overseas Bank Ltd. (c)(d)	0.13%	10/28/13	2,700	2,699,737

				41,691,343

Diversified Metals & Mining–0.22%

BHP Billiton Finance USA Ltd. (c)(d)	0.12%	11/14/13	900	899,868

General Merchandise Stores–1.66%

Wal-Mart Stores, Inc. (c)	0.06%	11/12/13	6,800	6,799,524

Household Products–0.98%

Reckitt Benckiser Treasury Services PLC (c)(d)	0.34%	11/05/13	4,000	3,998,678

Life & Health Insurance–1.22%

MetLife Short Term Funding LLC (c)	0.12%	10/03/13	5,000	4,999,967

Other Diversified Financial Services–0.24%

General Electric Capital Corp.	0.20%	03/10/14	1,000	999,111

Regional Banks–3.08%

Banque et Caisse d’Epargne de l’Etat (d)	0.14%	11/01/13	5,000	4,999,397

Macquarie Bank Ltd. (c)(d)	0.18%	10/24/13	1,600	1,599,816

Macquarie Bank Ltd. (c)(d)	0.23%	11/18/13	1,000	999,694

Sumitomo Mitsui Banking Corp. (c)(d)	0.15%	10/01/13	5,000	5,000,000

				12,598,907

Soft Drinks–0.98%

Coca-Cola Co. (The) (c)	0.16%	10/04/13	1,000	999,987

Coca-Cola Co. (The) (c)	0.18%	04/08/14	3,000	2,997,165

				3,997,152

Specialized Finance–0.80%

Kreditanstalt fur Wiederaufbau (c)(d)	0.15%	12/02/13	2,500	2,499,354

Kreditanstalt fur Wiederaufbau (c)(d)	0.24%	10/01/13	498	498,000

PACCAR Financial Corp.	0.05%	11/01/13	300	299,987

				3,297,341

Total Commercial Paper (Cost $235,373,982)				235,373,982

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–9.77%

Bank of Nova Scotia (b)(d)	0.21%	10/08/13	$500	$500,000

Bank of Nova Scotia (d)	0.23%	10/03/13	300	300,000

Bank of Nova Scotia (b)(d)	0.30%	04/01/14	4,000	4,000,000

Bank of Nova Scotia (b)(d)	0.33%	10/30/14	700	700,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.11%	10/07/13	5,000	5,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.22%	01/22/14	5,000	5,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.24%	03/11/14	2,000	2,000,000

Barclays Bank PLC (b)(d)	0.25%	03/11/14	3,000	3,000,000

Natixis (b)(d)	0.30%	06/25/14	4,000	4,000,000

Nordea Bank Finland PLC (d)	0.16%	12/03/13	3,000	3,000,000

Nordea Bank Finland PLC (d)	0.17%	11/15/13	2,000	2,000,000

Norinchukin Bank (The) (b)(d)	0.28%	02/10/14	1,500	1,500,000

Royal Bank of Canada (b)(d)	0.32%	10/03/14	2,000	2,000,000

Svenska Handelsbanken (d)	0.17%	12/11/13	2,000	2,000,000

Toronto-Dominion Bank (d)	0.12%	11/12/13	5,000	5,000,000

Total Certificates of Deposit (Cost $40,000,000)				40,000,000

Variable Rate Demand Notes–5.29%(e)

Credit Enhanced–5.29%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.19%	10/01/33	4,500	4,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	12/01/28	3,460	3,460,000

Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	10/01/25	1,000	1,000,000

Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.07%	05/15/17	600	600,000

M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (c)(f)	0.24%	01/01/33	2,100	2,100,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.18%	03/01/39	1,500	1,500,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	03/01/26	360	360,000

Nuevo Oaxaca LLC (Village by the Park Apartments); Series 2013 A, Taxable VRD MFH RB (LOC-FHLB of San Francisco) (f)	0.16%	03/01/53	4,500	4,500,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.19%	12/01/27	2,330	2,330,000

Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (f)	0.26%	12/01/18	310	310,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (c)(f)	0.22%	10/01/21	600	600,000

St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (d)(f)	0.12%	03/01/29	400	400,000

Total Variable Rate Demand Notes (Cost $21,660,000)				21,660,000

Medium-Term Notes–4.39%

Consumer Finance–3.66%

American Honda Finance Corp., Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.26%	05/20/14	15,000	14,999,787

Diversified Banks–0.73%

Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (b)	0.34%	10/20/14	3,000	3,000,000

Total Medium-Term Notes (Cost $17,999,787)				17,999,787

U.S. Treasury Bills–0.73%(a)

U.S. Treasury Bills (Cost $2,999,283)	0.10%	12/26/13	3,000	2,999,283

TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.65% (Cost $318,033,052)				318,033,052

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–21.80%(g)

Bank of Montreal, Joint agreement dated 09/30/13, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,045; 2.50%-6.00%, 09/01/18-09/01/43)	0.07%	10/01/13	$40,000,078	$40,000,000

Wells Fargo Securities, LLC., Joint agreement dated 09/30/13, aggregate maturing value of $600,001,167 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-6.50%, 12/01/19-10/01/43)	0.07%	10/01/13	49,276,971	49,276,875

Total Repurchase Agreements (Cost $89,276,875)				89,276,875

TOTAL INVESTMENTS(h)(i)–99.45% (Cost $407,309,927)				407,309,927

OTHER ASSETS LESS LIABILITIES–0.55%				2,243,767

NET ASSETS–100.00%				$409,553,694

Investment Abbreviations:

CEP	—	Credit Enhancement Provider
FHLB	—	Federal Home Loan Bank
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2013.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2013 was $217,488,952, which represented 53.10% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.3%; Japan: 11.1%; France: 9.0%; other countries less than 5% each: 15.4%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2013.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Also represents cost for federal income tax purposes.

(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% of the securities held in the portfolio.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco V.I. Money Market Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us MS-VISPI-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.27%

Advertising–0.16%

Interpublic Group of Cos., Inc. (The)	2,773	$47,640

Omnicom Group Inc.	1,682	106,706

		154,346

Aerospace & Defense–2.70%

Boeing Co. (The)	4,540	533,450

General Dynamics Corp.	2,174	190,269

Honeywell International Inc.	5,133	426,244

L-3 Communications Holdings, Inc.	592	55,944

Lockheed Martin Corp.	1,763	224,871

Northrop Grumman Corp.	1,505	143,366

Precision Castparts Corp.	951	216,105

Raytheon Co.	2,109	162,541

Rockwell Collins, Inc.	893	60,599

Textron Inc.	1,834	50,637

United Technologies Corp.	5,521	595,274

		2,659,300

Agricultural Products–0.16%

Archer-Daniels-Midland Co.	4,312	158,854

Air Freight & Logistics–0.79%

C.H. Robinson Worldwide, Inc.	1,057	62,955

Expeditors International of Washington, Inc.	1,361	59,966

FedEx Corp.	1,941	221,487

United Parcel Service, Inc. -Class B	4,725	431,723

		776,131

Airlines–0.20%

Delta Air Lines, Inc.	5,575	131,514

Southwest Airlines Co.	4,619	67,253

		198,767

Aluminum–0.06%

Alcoa Inc.	7,047	57,222

Apparel Retail–0.59%

Abercrombie & Fitch Co. -Class A	499	17,650

Gap, Inc. (The)	1,804	72,665

L Brands, Inc.	1,582	96,660

Ross Stores, Inc.	1,417	103,158

TJX Cos., Inc. (The)	4,678	263,792

Urban Outfitters, Inc. (b)	712	26,180

		580,105

Apparel, Accessories & Luxury Goods–0.39%

Coach, Inc.	1,851	100,935

Fossil Group, Inc. (b)	327	38,010

PVH Corp.	533	63,262

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Ralph Lauren Corp.	401	$66,057

VF Corp.	577	114,852

		383,116

Application Software–0.63%

Adobe Systems Inc. (b)	3,055	158,677

Autodesk, Inc. (b)	1,480	60,932

Citrix Systems, Inc. (b)	1,232	86,991

Intuit Inc.	1,942	128,774

Salesforce.com, Inc. (b)	3,576	185,630

		621,004

Asset Management & Custody Banks–1.23%

Ameriprise Financial, Inc.	1,293	117,766

Bank of New York Mellon Corp. (The)	7,526	227,210

BlackRock, Inc.	822	222,450

Franklin Resources, Inc.	2,658	134,362

Invesco Ltd. (c)	2,896	92,382

Legg Mason, Inc.	734	24,545

Northern Trust Corp.	1,476	80,280

State Street Corp.	2,916	191,727

T. Rowe Price Group Inc.	1,708	122,856

		1,213,578

Auto Parts & Equipment–0.37%

BorgWarner, Inc.	748	75,840

Delphi Automotive PLC (United Kingdom)	1,846	107,843

Johnson Controls, Inc.	4,475	185,713

		369,396

Automobile Manufacturers–0.67%

Ford Motor Co.	25,774	434,808

General Motors Co. (b)	6,157	221,467

		656,275

Automotive Retail–0.29%

AutoNation, Inc. (b)	419	21,859

AutoZone, Inc. (b)	231	97,651

CarMax, Inc. (b)	1,479	71,687

O’Reilly Automotive, Inc. (b)	709	90,461

		281,658

Biotechnology–2.43%

Alexion Pharmaceuticals, Inc. (b)	1,285	149,266

Amgen Inc.	4,927	551,528

Biogen Idec Inc. (b)	1,554	374,141

Celgene Corp. (b)	2,689	413,918

Gilead Sciences, Inc. (b)	10,013	629,217

Regeneron Pharmaceuticals, Inc. (b)	509	159,251

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Vertex Pharmaceuticals Inc. (b)	1,522	$115,398

		2,392,719

Brewers–0.05%

Molson Coors Brewing Co. -Class B	1,034	51,834

Broadcasting–0.39%

CBS Corp. -Class B	3,679	202,933

Discovery Communications, Inc. -Class A (b)	1,510	127,474

Scripps Networks Interactive Inc. -Class A	715	55,849

		386,256

Building Products–0.05%

Masco Corp.	2,351	50,029

Cable & Satellite–1.22%

Cablevision Systems Corp. -Class A	1,433	24,132

Comcast Corp. -Class A	17,110	772,517

DIRECTV (b)	3,339	199,505

Time Warner Cable Inc.	1,869	208,580

		1,204,734

Casinos & Gaming–0.12%

International Game Technology	1,715	32,465

Wynn Resorts Ltd.	525	82,955

		115,420

Coal & Consumable Fuels–0.08%

CONSOL Energy Inc.	1,506	50,677

Peabody Energy Corp.	1,803	31,102

		81,779

Commodity Chemicals–0.22%

LyondellBasell Industries N.V. -Class A	2,930	214,564

Communications Equipment–1.87%

Cisco Systems, Inc.	35,076	821,480

F5 Networks, Inc. (b)	519	44,510

Harris Corp.	698	41,391

JDS Uniphase Corp. (b)	1,575	23,168

Juniper Networks, Inc. (b)	3,319	65,915

Motorola Solutions, Inc.	1,547	91,861

QUALCOMM, Inc.	11,222	755,914

		1,844,239

Computer & Electronics Retail–0.11%

Best Buy Co., Inc.	1,768	66,300

GameStop Corp. -Class A	783	38,876

		105,176

Computer Hardware–3.27%

Apple Inc.	5,943	2,833,325

Dell Inc.	9,567	131,738

Hewlett-Packard Co.	12,572	263,760

		3,228,823

	Shares	Value

Computer Storage & Peripherals–0.72%

EMC Corp.	13,613	$347,948

NetApp, Inc.	2,224	94,787

SanDisk Corp.	1,572	93,550

Seagate Technology PLC	2,030	88,792

Western Digital Corp.	1,379	87,429

		712,506

Construction & Engineering–0.17%

Fluor Corp.	1,072	76,069

Jacobs Engineering Group, Inc. (b)	861	50,093

Quanta Services, Inc. (b)	1,375	37,826

		163,988

Construction & Farm Machinery & Heavy Trucks–0.88%

Caterpillar Inc.	4,162	346,986

Cummins Inc.	1,138	151,206

Deere & Co.	2,503	203,719

Joy Global Inc.	700	35,728

PACCAR Inc.	2,331	129,744

		867,383

Construction Materials–0.04%

Vulcan Materials Co.	856	44,349

Consumer Electronics–0.07%

Garmin Ltd.	821	37,101

Harman International Industries, Inc.	447	29,605

		66,706

Consumer Finance–0.97%

American Express Co.	6,069	458,331

Capital One Financial Corp.	3,829	263,205

Discover Financial Services	3,164	159,909

SLM Corp.	2,852	71,015

		952,460

Data Processing & Outsourced Services–1.76%

Automatic Data Processing, Inc.	3,158	228,576

Computer Sciences Corp.	965	49,929

Fidelity National Information Services, Inc.	1,930	89,629

Fiserv, Inc. (b)	850	85,892

MasterCard, Inc. -Class A	677	455,472

Paychex, Inc.	2,134	86,726

Total System Services, Inc.	1,090	32,068

Visa Inc. -Class A	3,376	645,154

Western Union Co. (The)	3,569	66,598

		1,740,044

Department Stores–0.24%

J. C. Penney Co., Inc. (b)	1,262	11,131

Kohl’s Corp.	1,342	69,449

Macy’s, Inc.	2,460	106,444

Nordstrom, Inc.	942	52,940

		239,964

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distillers & Vintners–0.21%

Beam Inc.	1,059	$68,464

Brown-Forman Corp. -Class B	1,062	72,354

Constellation Brands, Inc. -Class A (b)	1,084	62,222

		203,040

Distributors–0.08%

Genuine Parts Co.	1,020	82,508

Diversified Banks–1.82%

Comerica Inc.	1,229	48,312

U.S. Bancorp	12,032	440,130

Wells Fargo & Co.	31,612	1,306,208

		1,794,650

Diversified Chemicals–0.97%

Dow Chemical Co. (The)	7,917	304,013

E. I. du Pont de Nemours & Co.	6,041	353,761

Eastman Chemical Co.	1,021	79,536

FMC Corp.	896	64,261

PPG Industries, Inc.	939	156,869

		958,440

Diversified Metals & Mining–0.23%

Freeport-McMoRan Copper & Gold Inc.	6,790	224,613

Diversified REIT’s–0.10%

Vornado Realty Trust	1,137	95,576

Diversified Support Services–0.07%

Cintas Corp.	686	35,123

Iron Mountain Inc.	1,105	29,857

		64,980

Drug Retail–0.77%

CVS Caremark Corp.	8,035	455,986

Walgreen Co.	5,681	305,638

		761,624

Electric Utilities–1.74%

American Electric Power Co., Inc.	3,197	138,590

Duke Energy Corp.	4,617	308,323

Edison International	2,147	98,891

Entergy Corp.	1,173	74,122

Exelon Corp.	5,603	166,073

FirstEnergy Corp.	2,736	99,727

NextEra Energy, Inc.	2,777	222,604

Northeast Utilities	2,073	85,511

Pepco Holdings, Inc.	1,666	30,754

Pinnacle West Capital Corp.	724	39,632

PPL Corp.	4,167	126,594

Southern Co. (The)	5,735	236,167

Xcel Energy, Inc.	3,276	90,451

		1,717,439

Electrical Components & Equipment–0.78%

AMETEK, Inc.	1,597	73,494

Eaton Corp. PLC	3,109	214,023

	Shares	Value

Electrical Components & Equipment–(continued)

Emerson Electric Co.	4,673	$302,343

Rockwell Automation, Inc.	906	96,888

Roper Industries, Inc.	652	86,631

		773,379

Electronic Components–0.22%

Amphenol Corp. -Class A	1,052	81,404

Corning Inc.	9,553	139,378

		220,782

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	934	29,328

Electronic Manufacturing Services–0.20%

Jabil Circuit, Inc.	1,226	26,580

Molex Inc.	896	34,514

TE Connectivity Ltd. (Switzerland)	2,717	140,686

		201,780

Environmental & Facilities Services–0.25%

Republic Services, Inc.	1,776	59,247

Stericycle, Inc. (b)	568	65,547

Waste Management, Inc.	2,877	118,648

		243,442

Fertilizers & Agricultural Chemicals–0.55%

CF Industries Holdings, Inc.	373	78,640

Monsanto Co.	3,487	363,938

Mosaic Co. (The)	2,228	95,848

		538,426

Food Distributors–0.12%

Sysco Corp.	3,848	122,482

Food Retail–0.33%

Kroger Co. (The)	3,390	136,753

Safeway Inc.	1,576	50,416

Whole Foods Market, Inc.	2,436	142,506

		329,675

Footwear–0.36%

NIKE, Inc. -Class B	4,892	355,355

Gas Utilities–0.11%

AGL Resources Inc.	778	35,812

ONEOK, Inc.	1,357	72,355

		108,167

General Merchandise Stores–0.51%

Dollar General Corp. (b)	1,947	109,928

Dollar Tree, Inc. (b)	1,474	84,254

Family Dollar Stores, Inc.	628	45,228

Target Corp.	4,127	264,045

		503,455

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Gold–0.09%

Newmont Mining Corp.	3,276	$92,056

Health Care Distributors–0.43%

AmerisourceBergen Corp.	1,521	92,933

Cardinal Health, Inc.	2,220	115,773

McKesson Corp.	1,492	191,424

Patterson Cos. Inc.	551	22,150

		422,280

Health Care Equipment–2.00%

Abbott Laboratories	10,167	337,443

Baxter International Inc.	3,550	233,199

Becton, Dickinson & Co.	1,279	127,926

Boston Scientific Corp. (b)	8,785	103,136

C.R. Bard, Inc.	517	59,558

CareFusion Corp. (b)	1,402	51,734

Covidien PLC	3,008	183,308

Edwards Lifesciences Corp. (b)	744	51,805

Intuitive Surgical, Inc. (b)	258	97,078

Medtronic, Inc.	6,525	347,456

St. Jude Medical, Inc.	1,866	100,092

Stryker Corp.	1,929	130,381

Varian Medical Systems, Inc. (b)	714	53,357

Zimmer Holdings, Inc.	1,109	91,093

		1,967,566

Health Care Facilities–0.03%

Tenet Healthcare Corp. (b)	664	27,350

Health Care Services–0.52%

DaVita HealthCare Partners Inc. (b)	1,153	65,606

Express Scripts Holding Co. (b)	5,326	329,040

Laboratory Corp. of America Holdings (b)	588	58,294

Quest Diagnostics Inc.	993	61,358

		514,298

Health Care Supplies–0.04%

DENTSPLY International Inc.	943	40,936

Health Care Technology–0.10%

Cerner Corp. (b)	1,924	101,106

Home Entertainment Software–0.05%

Electronic Arts Inc. (b)	1,994	50,947

Home Furnishings–0.03%

Leggett & Platt, Inc.	941	28,371

Home Improvement Retail–1.05%

Home Depot, Inc. (The)	9,370	710,714

Lowe’s Cos., Inc.	6,880	327,557

		1,038,271

Homebuilding–0.11%

D.R. Horton, Inc.	1,826	35,479

Lennar Corp. -Class A	1,089	38,551

	Shares	Value

Homebuilding–(continued)

PulteGroup Inc.	2,299	$37,933

		111,963

Homefurnishing Retail–0.11%

Bed Bath & Beyond Inc. (b)	1,424	110,161

Hotels, Resorts & Cruise Lines–0.30%

Carnival Corp.	2,863	93,448

Marriott International Inc. -Class A	1,477	62,123

Starwood Hotels & Resorts Worldwide, Inc.	1,281	85,122

Wyndham Worldwide Corp.	869	52,983

		293,676

Household Appliances–0.08%

Whirlpool Corp.	521	76,295

Household Products–2.03%

Clorox Co. (The)	852	69,626

Colgate-Palmolive Co.	5,777	342,576

Kimberly-Clark Corp.	2,505	236,021

Procter & Gamble Co. (The)	17,917	1,354,346

		2,002,569

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	1,882	51,755

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	907	35,400

Hypermarkets & Super Centers–1.13%

Costco Wholesale Corp.	2,856	328,783

Wal-Mart Stores, Inc.	10,648	787,526

		1,116,309

Independent Power Producers & Energy Traders–0.11%

AES Corp. (The)	4,062	53,984

NRG Energy, Inc.	2,123	58,022

		112,006

Industrial Conglomerates–2.40%

3M Co.	4,247	507,135

Danaher Corp.	3,913	271,249

General Electric Co. (d)	66,625	1,591,671

		2,370,055

Industrial Gases–0.43%

Air Products & Chemicals, Inc.	1,372	146,214

Airgas, Inc.	434	46,026

Praxair, Inc.	1,928	231,765

		424,005

Industrial Machinery–0.91%

Dover Corp.	1,127	101,239

Flowserve Corp.	919	57,336

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Machinery–(continued)

Illinois Tool Works Inc.	2,694	$205,471

Ingersoll-Rand PLC (b)	1,770	114,944

Pall Corp.	735	56,624

Parker Hannifin Corp.	983	106,872

Pentair Ltd.	1,302	84,552

Snap-on Inc.	383	38,109

Stanley Black & Decker Inc.	1,046	94,736

Xylem, Inc.	1,187	33,153

		893,036

Industrial REIT’s–0.12%

Prologis, Inc.	3,279	123,356

Insurance Brokers–0.31%

Aon PLC	2,011	149,699

Marsh & McLennan Cos., Inc.	3,595	156,562

		306,261

Integrated Oil & Gas–4.79%

Chevron Corp.	12,639	1,535,638

Exxon Mobil Corp.	28,796	2,477,608

Hess Corp.	1,887	145,941

Murphy Oil Corp.	1,148	69,247

Occidental Petroleum Corp.	5,270	492,956

		4,721,390

Integrated Telecommunication Services–2.26%

AT&T Inc.	34,745	1,175,076

CenturyLink Inc.	3,912	122,758

Frontier Communications Corp.	6,575	27,418

Verizon Communications Inc.	18,721	873,522

Windstream Holdings Inc.	3,875	31,000

		2,229,774

Internet Retail–1.33%

Amazon.com, Inc. (b)	2,420	756,589

Expedia, Inc.	714	36,978

Netflix Inc. (b)	384	118,736

Priceline.com Inc. (b)	336	339,679

TripAdvisor Inc. (b)	727	55,136

		1,307,118

Internet Software & Services–2.37%

Akamai Technologies, Inc. (b)	1,170	60,489

eBay Inc. (b)	7,621	425,176

Google Inc. -Class A (b)	1,829	1,602,039

VeriSign, Inc. (b)	882	44,885

Yahoo! Inc. (b)	6,207	205,824

		2,338,413

Investment Banking & Brokerage–0.88%

Charles Schwab Corp. (The)	7,565	159,924

E*TRADE Financial Corp. (b)	1,870	30,855

Goldman Sachs Group, Inc. (The)	2,731	432,072

	Shares	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley	9,097	$245,164

		868,015

IT Consulting & Other Services–1.80%

Accenture PLC -Class A	4,218	310,614

Cognizant Technology Solutions Corp. -Class A (b)	1,971	161,859

International Business Machines Corp.	6,736	1,247,372

Teradata Corp. (b)	1,076	59,653

		1,779,498

Leisure Products–0.13%

Hasbro, Inc.	754	35,544

Mattel, Inc.	2,276	95,273

		130,817

Life & Health Insurance–1.03%

Aflac, Inc.	3,042	188,574

Lincoln National Corp.	1,730	72,643

MetLife, Inc.	7,325	343,909

Principal Financial Group, Inc.	1,790	76,648

Prudential Financial, Inc.	3,041	237,137

Torchmark Corp.	609	44,061

Unum Group	1,758	53,513

		1,016,485

Life Sciences Tools & Services–0.51%

Agilent Technologies, Inc.	2,164	110,905

Life Technologies Corp. (b)	1,135	84,932

PerkinElmer, Inc.	737	27,822

Thermo Fisher Scientific, Inc.	2,365	217,935

Waters Corp. (b)	564	59,902

		501,496

Managed Health Care–1.05%

Aetna Inc.	2,433	155,761

Cigna Corp.	1,850	142,191

Humana Inc.	1,023	95,477

UnitedHealth Group Inc.	6,651	476,278

WellPoint, Inc.	1,955	163,457

		1,033,164

Metal & Glass Containers–0.08%

Ball Corp.	948	42,546

Owens-Illinois, Inc. (b)	1,083	32,512

		75,058

Motorcycle Manufacturers–0.10%

Harley-Davidson, Inc.	1,459	93,726

Movies & Entertainment–1.79%

Time Warner Inc.	6,018	396,045

Twenty-First Century Fox, Inc. -Class A	12,994	435,299

Viacom Inc. -Class B	2,837	237,116

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Movies & Entertainment–(continued)

Walt Disney Co. (The)	10,869	$700,942

		1,769,402

Multi-Line Insurance–0.74%

American International Group, Inc.	9,658	469,668

Assurant, Inc.	507	27,429

Genworth Financial Inc. -Class A (b)	3,233	41,350

Hartford Financial Services Group, Inc. (The)	3,004	93,484

Loews Corp.	2,001	93,527

		725,458

Multi-Sector Holdings–0.06%

Leucadia National Corp.	2,050	55,842

Multi-Utilities–1.18%

Ameren Corp.	1,598	55,674

CenterPoint Energy, Inc.	2,782	66,685

CMS Energy Corp.	1,750	46,060

Consolidated Edison, Inc.	1,929	106,365

Dominion Resources, Inc.	3,787	236,612

DTE Energy Co.	1,145	75,547

Integrys Energy Group, Inc.	521	29,119

NiSource Inc.	2,056	63,510

PG&E Corp.	2,899	118,627

Public Service Enterprise Group Inc.	3,332	109,723

SCANA Corp.	918	42,265

Sempra Energy	1,484	127,030

TECO Energy, Inc.	1,343	22,213

Wisconsin Energy Corp.	1,506	60,812

		1,160,242

Office Electronics–0.08%

Xerox Corp.	7,579	77,988

Office REIT’s–0.11%

Boston Properties, Inc.	999	106,793

Office Services & Supplies–0.02%

Pitney Bowes Inc.	1,272	23,138

Oil & Gas Drilling–0.28%

Diamond Offshore Drilling, Inc.	457	28,480

Ensco PLC -Class A	1,534	82,453

Helmerich & Payne, Inc.	701	48,334

Nabors Industries Ltd.	1,698	27,270

Noble Corp.	1,668	63,000

Rowan Cos. PLC -Class A (b)	811	29,780

		279,317

Oil & Gas Equipment & Services–1.59%

Baker Hughes Inc.	2,897	142,243

Cameron International Corp. (b)	1,609	93,917

FMC Technologies, Inc. (b)	1,562	86,566

Halliburton Co.	5,531	266,318

National Oilwell Varco Inc.	2,796	218,395

Schlumberger Ltd.	8,656	764,844

		1,572,283

	Shares	Value

Oil & Gas Exploration & Production–2.63%

Anadarko Petroleum Corp.	3,301	$306,960

Apache Corp.	2,641	224,855

Cabot Oil & Gas Corp.	2,758	102,929

Chesapeake Energy Corp.	3,314	85,766

ConocoPhillips	8,000	556,080

Denbury Resources Inc. (b)	2,459	45,270

Devon Energy Corp.	2,488	143,707

EOG Resources, Inc.	1,782	301,657

EQT Corp.	991	87,922

Marathon Oil Corp.	4,671	162,924

Newfield Exploration Co. (b)	911	24,934

Noble Energy, Inc.	2,348	157,339

Pioneer Natural Resources Co.	905	170,864

QEP Resources Inc.	1,180	32,674

Range Resources Corp.	1,074	81,506

Southwestern Energy Co. (b)	2,316	84,256

WPX Energy Inc. (b)	1,333	25,674

		2,595,317

Oil & Gas Refining & Marketing–0.53%

Marathon Petroleum Corp.	2,039	131,148

Phillips 66	3,981	230,182

Tesoro Corp.	894	39,318

Valero Energy Corp.	3,546	121,096

		521,744

Oil & Gas Storage & Transportation–0.48%

Kinder Morgan Inc.	4,404	156,650

Spectra Energy Corp.	4,410	150,954

Williams Cos., Inc. (The)	4,499	163,584

		471,188

Other Diversified Financial Services–3.25%

Bank of America Corp.	70,285	969,933

Citigroup Inc.	19,895	965,106

JPMorgan Chase & Co.	24,626	1,272,918

		3,207,957

Packaged Foods & Meats–1.43%

Campbell Soup Co.	1,175	47,834

ConAgra Foods, Inc.	2,760	83,738

General Mills, Inc.	4,198	201,168

Hershey Co. (The)	987	91,297

Hormel Foods Corp.	889	37,445

JM Smucker Co. (The)	687	72,162

Kellogg Co.	1,671	98,138

Kraft Foods Group, Inc.	3,896	204,306

McCormick & Co., Inc.	868	56,160

Mead Johnson Nutrition Co.	1,333	98,989

Mondelez International Inc. -Class A	11,648	365,980

Tyson Foods, Inc. -Class A	1,820	51,470

		1,408,687

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Paper Packaging–0.14%

Avery Dennison Corp.	640	$27,853

Bemis Co., Inc.	677	26,410

MeadWestvaco Corp.	1,165	44,712

Sealed Air Corp.	1,290	35,075

		134,050

Paper Products–0.13%

International Paper Co.	2,917	130,682

Personal Products–0.18%

Avon Products, Inc.	2,818	58,051

Estee Lauder Cos. Inc. (The) -Class A	1,684	117,711

		175,762

Pharmaceuticals–5.85%

AbbVie Inc.	10,372	463,940

Actavis, Inc. (b)	1,133	163,152

Allergan, Inc.	1,953	176,649

Bristol-Myers Squibb Co.	10,770	498,436

Eli Lilly & Co.	6,486	326,440

Forest Laboratories, Inc. (b)	1,545	66,111

Hospira, Inc. (b)	1,090	42,750

Johnson & Johnson	18,435	1,598,130

Merck & Co., Inc.	19,144	911,446

Mylan Inc. (b)	2,484	94,814

Perrigo Co.	614	75,755

Pfizer Inc.	43,312	1,243,487

Zoetis Inc.	3,291	102,416

		5,763,526

Property & Casualty Insurance–2.29%

ACE Ltd.	2,225	208,171

Allstate Corp. (The)	3,031	153,217

Berkshire Hathaway Inc. -Class B (b)	11,774	1,336,467

Chubb Corp. (The)	1,671	149,153

Cincinnati Financial Corp.	968	45,651

Progressive Corp. (The)	3,651	99,417

Travelers Cos., Inc. (The)	2,442	207,008

XL Group PLC	1,872	57,695

		2,256,779

Publishing–0.11%

Gannett Co., Inc.	1,488	39,863

News Corp. -Class A (b)	3,259	52,340

Washington Post Co. (The) -Class B	29	17,729

		109,932

Railroads–0.89%

CSX Corp.	6,632	170,708

Kansas City Southern	725	79,286

Norfolk Southern Corp.	2,040	157,794

Union Pacific Corp.	3,033	471,146

		878,934

Real Estate Services–0.04%

CBRE Group, Inc. -Class A (b)	1,813	41,935

	Shares	Value

Regional Banks–0.97%

BB&T Corp.	4,624	$156,060

Fifth Third Bancorp	5,763	103,965

Huntington Bancshares Inc.	5,424	44,802

KeyCorp	5,962	67,967

M&T Bank Corp.	850	95,132

PNC Financial Services Group, Inc.	3,488	252,706

Regions Financial Corp.	9,132	84,562

SunTrust Banks, Inc.	3,551	115,123

Zions Bancorp.	1,213	33,260

		953,577

Research & Consulting Services–0.13%

Dun & Bradstreet Corp. (The)	263	27,313

Equifax Inc.	794	47,521

Nielsen Holdings N.V.	1,379	50,264

		125,098

Residential REIT’s–0.25%

Apartment Investment & Management Co. -Class A	961	26,850

AvalonBay Communities, Inc.	801	101,799

Equity Residential	2,192	117,426

		246,075

Restaurants–1.36%

Chipotle Mexican Grill, Inc. (b)	203	87,026

Darden Restaurants, Inc.	855	39,578

McDonald’s Corp.	6,539	629,117

Starbucks Corp.	4,915	378,308

Yum! Brands, Inc.	2,918	208,316

		1,342,345

Retail REIT’s–0.41%

Kimco Realty Corp.	2,653	53,538

Macerich Co. (The)	905	51,078

Simon Property Group, Inc.	2,030	300,907

		405,523

Security & Alarm Services–0.16%

ADT Corp. (The)	1,308	53,183

Tyco International Ltd.	3,047	106,584

		159,767

Semiconductor Equipment–0.28%

Applied Materials, Inc.	7,919	138,899

KLA-Tencor Corp.	1,092	66,448

Lam Research Corp. (b)	1,071	54,825

Teradyne, Inc. (b)	1,245	20,567

		280,739

Semiconductors–1.75%

Altera Corp.	2,098	77,962

Analog Devices, Inc.	2,031	95,558

Broadcom Corp. -Class A	3,598	93,584

First Solar, Inc. (b)	460	18,497

Intel Corp.	32,593	747,032

Linear Technology Corp.	1,536	60,918

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Semiconductors–(continued)

LSI Corp.	3,583	$28,019

Microchip Technology Inc.	1,298	52,296

Micron Technology, Inc. (b)	6,788	118,586

NVIDIA Corp.	3,799	59,112

Texas Instruments Inc.	7,203	290,065

Xilinx, Inc.	1,738	81,443

		1,723,072

Soft Drinks–1.95%

Coca-Cola Co. (The)	24,942	944,803

Coca-Cola Enterprises, Inc.	1,626	65,381

Dr. Pepper Snapple Group, Inc.	1,344	60,238

Monster Beverage Corp. (b)	886	46,294

PepsiCo, Inc.	10,087	801,916

		1,918,632

Specialized Consumer Services–0.05%

H&R Block, Inc.	1,777	47,375

Specialized Finance–0.55%

CME Group Inc. -Class A	2,055	151,823

IntercontinentalExchange Inc. (b)	479	86,900

McGraw Hill Financial, Inc.	1,805	118,390

Moody’s Corp.	1,277	89,812

NASDAQ OMX Group, Inc. (The)	775	24,870

NYSE Euronext	1,600	67,168

		538,963

Specialized REIT’s–0.96%

American Tower Corp.	2,583	191,478

HCP, Inc.	2,982	122,113

Health Care REIT, Inc.	1,873	116,838

Host Hotels & Resorts Inc.	4,907	86,707

Plum Creek Timber Co., Inc.	1,072	50,202

Public Storage	951	152,683

Ventas, Inc.	1,931	118,756

Weyerhaeuser Co.	3,799	108,765

		947,542

Specialty Chemicals–0.40%

Ecolab Inc.	1,774	175,200

International Flavors & Fragrances Inc.	536	44,113

Sherwin-Williams Co. (The)	570	103,842

Sigma-Aldrich Corp.	792	67,558

		390,713

Specialty Stores–0.17%

PetSmart, Inc.	680	51,857

Staples, Inc.	4,273	62,599

Tiffany & Co.	719	55,090

		169,546

Steel–0.17%

Allegheny Technologies, Inc.	711	21,699

Cliffs Natural Resources Inc.	1,016	20,828

Nucor Corp.	2,094	102,648

United States Steel Corp.	976	20,096

		165,271

	Shares	Value

Systems Software–2.70%

CA, Inc.	2,174	$64,503

Microsoft Corp.	49,637	1,653,408

Oracle Corp.	23,327	773,757

Red Hat, Inc. (b)	1,249	57,629

Symantec Corp.	4,591	113,627

		2,662,924

Thrifts & Mortgage Finance–0.06%

Hudson City Bancorp, Inc.	3,132	28,344

People’s United Financial Inc.	2,094	30,112

		58,456

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The) (b)	1,588	35,651

Tobacco–1.60%

Altria Group, Inc.	13,113	450,432

Lorillard, Inc.	2,445	109,487

Philip Morris International Inc.	10,588	916,815

Reynolds American Inc.	2,071	101,023

		1,577,757

Trading Companies & Distributors–0.20%

Fastenal Co.	1,778	89,345

W.W. Grainger, Inc.	403	105,469

		194,814

Trucking–0.02%

Ryder System, Inc.	342	20,417

Wireless Telecommunication Services–0.14%

Crown Castle International Corp. (b)	1,931	141,021

Total Common Stocks & Other Equity Interests (Cost $44,566,930)		97,879,082

Money Market Funds–0.81%

Liquid Assets Portfolio –Institutional Class (e)	397,823	397,823

Premier Portfolio –Institutional Class (e)	397,823	397,823

Total Money Market Funds (Cost $795,646)		795,646

TOTAL INVESTMENTS–100.08% (Cost $45,362,576)		98,674,728

OTHER ASSETS LESS LIABILITIES–(0.08)%		(75,009)

NET ASSETS–100.00%		$98,599,719

Investment Abbreviations:

REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. S&P 500 Index Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$98,674,728	$--	$--	$98,674,728
Futures*	(13,313)	--	--	(13,313)
Total Investments	$98,661,415	$--	$--	$98,661,415

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	10	December -2013	$837,150	$(13,313)

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2013.

	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 09/30/13	Dividend Income
Invesco Ltd.	$87,506	$1,181	$(15,239)	$16,667	$2,267	$92,382	$1,945

Invesco V.I. S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $2,127,264 and $17,068,158, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$48,701,260

Aggregate unrealized (depreciation) of investment securities	(1,071,772)

Net unrealized appreciation of investment securities	$47,629,488

Cost of investments for tax purposes is $51,045,240.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2013

invesco.com/us VISCE-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.90%

Advertising–1.07%

Interpublic Group of Cos., Inc. (The)	218,265	$3,749,793

Aerospace & Defense–0.91%

Triumph Group, Inc.	45,627	3,203,928

Air Freight & Logistics–0.52%

UTi Worldwide, Inc.	119,394	1,804,043

Apparel Retail–0.48%

bebe stores, inc.	278,119	1,693,745

Apparel, Accessories & Luxury Goods–0.82%

PVH Corp.	24,122	2,863,040

Application Software–4.06%

Actuate Corp. (b)	187,212	1,376,008

Cadence Design Systems, Inc. (b)	231,864	3,130,164

Informatica Corp. (b)	84,542	3,294,602

MicroStrategy Inc. -Class A (b)	19,780	2,052,373

SS&C Techonologies Holdings, Inc. (b)	114,340	4,356,354

		14,209,501

Asset Management & Custody Banks–1.27%

Affiliated Managers Group, Inc. (b)	19,708	3,599,469

Artisan Partners Asset Management, Inc.	16,228	849,698

		4,449,167

Auto Parts & Equipment–2.00%

Dana Holding Corp.	151,501	3,460,283

TRW Automotive Holdings Corp. (b)	49,548	3,533,268

		6,993,551

Automobile Manufacturers–1.28%

Thor Industries, Inc.	77,510	4,498,680

Automotive Retail–1.13%

Penske Automotive Group, Inc.	92,830	3,966,626

Biotechnology–1.03%

Cubist Pharmaceuticals, Inc. (b)	56,649	3,600,044

Broadcasting–1.29%

Nexstar Broadcasting Group, Inc. -Class A	101,245	4,505,909

Building Products–1.00%

Trex Co., Inc. (b)	71,053	3,519,255

Casinos & Gaming–1.24%

Bally Technologies Inc. (b)	60,303	4,345,434

	Shares	Value

Communications Equipment–1.74%

ARRIS Group Inc. (b)	185,058	$ 3,157,090

JDS Uniphase Corp. (b)	199,192	2,930,114

		6,087,204

Computer Hardware–1.26%

Cray, Inc. (b)	183,045	4,405,893

Construction & Engineering–1.01%

Foster Wheeler AG (Switzerland)(b)	134,737	3,548,973

Construction & Farm Machinery & Heavy Trucks–0.21%

Titan International, Inc.	49,263	721,210

Construction Materials–1.00%

Eagle Materials Inc.	48,053	3,486,245

Data Processing & Outsourced Services–2.11%

Jack Henry & Associates, Inc.	70,662	3,646,866

MAXIMUS, Inc.	83,179	3,746,382

		7,393,248

Diversified Chemicals–1.02%

FMC Corp.	49,733	3,566,851

Diversified REIT’s–0.87%

Lexington Realty Trust (c)	271,100	3,044,453

Electrical Components & Equipment–1.28%

EnerSys	73,939	4,482,922

Electronic Components–1.16%

Belden Inc.	63,204	4,048,216

Electronic Equipment & Instruments–0.80%

FEI Co.	31,730	2,785,894

Electronic Manufacturing Services–1.19%

Sanmina Corp. (b)	237,704	4,157,443

Environmental & Facilities Services–2.18%

Team, Inc. (b)	89,834	3,570,902

Waste Connections, Inc.	89,432	4,061,107

		7,632,009

Food Distributors–0.88%

United Natural Foods, Inc. (b)	45,987	3,091,246

Gas Utilities–0.94%

UGI Corp.	83,762	$ 3,277,607

Health Care Equipment–1.78%

Teleflex Inc.	34,301	2,822,286

Wright Medical Group, Inc. (b)	131,092	3,418,880

		6,241,166

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Facilities–2.99%

Amsurg Corp. (b)	94,781	$ 3,762,806

Community Health Systems Inc.	85,189	3,535,343

LifePoint Hospitals, Inc. (b)	68,109	3,175,923

		10,474,072

Health Care Services–1.45%

IPC The Hospitalist Co. (b)	54,274	2,768,517

Premier Inc. -Class A (b)	72,377	2,294,351

		5,062,868

Health Care Supplies–1.74%

Haemonetics Corp. (b)	68,877	2,746,815

West Pharmaceutical Services, Inc.	81,432	3,350,927

		6,097,742

Home Furnishings–1.08%

La-Z-Boy Inc.	166,426	3,779,534

Homefurnishing Retail–0.76%

Pier 1 Imports, Inc.	135,504	2,645,038

Industrial Machinery–3.12%

TriMas Corp. (b)	106,032	3,954,994

Valmont Industries, Inc.	22,432	3,116,029

Watts Water Technologies, Inc. -Class A	68,233	3,846,294

		10,917,317

Industrial REIT’s–0.83%

DCT Industrial Trust Inc.	402,800	2,896,132

Insurance Brokers–0.91%

Arthur J. Gallagher & Co.	73,326	3,200,680

Internet Software & Services–0.99%

ValueClick, Inc. (b)	165,515	3,450,988

Investment Banking & Brokerage–2.45%

E*TRADE Financial Corp. (b)	297,509	4,908,898

Evercore Partners Inc. -Class A	74,530	3,669,112

		8,578,010

Life Sciences Tools & Services–1.58%

Bio-Rad Laboratories, Inc. -Class A (b)	22,197	2,609,479

Charles River Laboratories International, Inc. (b)	62,864	2,908,089

		5,517,568

Multi-Line Insurance–1.05%

American Financial Group, Inc.	67,725	$ 3,661,213

Office REIT’s–0.75%

Douglas Emmett, Inc.	112,300	2,635,681

Office Services & Supplies–1.18%

Interface, Inc.	207,845	4,123,645

	Shares	Value

Oil & Gas Equipment & Services–3.90%

Dresser-Rand Group, Inc. (b)	46,750	$ 2,917,200

Helix Energy Solutions Group Inc. (b)	143,557	3,642,041

Oceaneering International, Inc.	43,833	3,560,993

Oil States International, Inc. (b)	34,200	3,538,332

		13,658,566

Oil & Gas Exploration & Production–2.89%

Energen Corp.	46,442	3,547,704

Rosetta Resources, Inc. (b)	58,821	3,203,392

Ultra Petroleum Corp. (b)(c)	163,651	3,366,301

		10,117,397

Oil & Gas Storage & Transportation–1.04%

Targa Resources Corp.	49,781	3,632,022

Packaged Foods & Meats–0.74%

TreeHouse Foods, Inc. (b)	38,580	2,578,301

Paper Packaging–1.25%

Graphic Packaging Holding Co. (b)	511,188	4,375,769

Paper Products–1.30%

Schweitzer-Mauduit International, Inc.	74,939	4,536,058

Pharmaceuticals–2.31%

Auxilium Pharmaceuticals Inc. (b)	93,453	1,703,648

Endo Health Solutions Inc. (b)	69,515	3,158,762

Medicines Co. (The) (b)	96,323	3,228,747

		8,091,157

Real Estate Services–0.83%

Jones Lang LaSalle Inc.	33,344	2,910,931

Regional Banks–9.26%

Boston Private Financial Holdings, Inc.	312,672	3,470,659

CVB Financial Corp.	243,054	3,286,090

East West Bancorp, Inc.	111,548	3,563,958

F.N.B. Corp.	209,229	2,537,948

Glacier Bancorp, Inc.	147,777	3,651,570

PacWest Bancorp	6,238	214,338

Susquehanna Bancshares, Inc.	278,081	3,489,916

Texas Capital Bancshares, Inc. (b)	56,850	2,613,394

Webster Financial Corp.	113,302	2,892,600

Western Alliance Bancorp (b)	45,289	857,321

Wintrust Financial Corp.	83,353	3,423,308

Zions Bancorp.	87,959	2,411,836

		32,412,938

Residential REIT’s–0.37%

Mid-America Apartment Communities, Inc.	20,800	$ 1,300,000

Restaurants–3.88%

Cracker Barrel Old Country Store, Inc.	33,618	3,470,722

DineEquity, Inc.	39,141	2,700,729

Papa John’s International, Inc.	47,227	3,300,223

Red Robin Gourmet Burgers Inc. (b)	58,092	4,130,341

		13,602,015

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Semiconductor Equipment–0.79%

Veeco Instruments Inc. (b)	74,604	$2,777,507

Semiconductors–3.43%

Fairchild Semiconductor International, Inc. (b)	198,258	2,753,803

Hittite Microwave Corp. (b)	47,708	3,117,718

Lattice Semiconductor Corp. (b)	256,856	1,145,578

Power Integrations, Inc.	32,481	1,758,846

Semtech Corp. (b)	108,384	3,250,436

		12,026,381

Specialized REIT’s–0.88%

LaSalle Hotel Properties	107,488	3,065,558

Specialty Chemicals–1.55%

PolyOne Corp.	177,247	5,443,255

Specialty Stores–1.06%

GNC Holdings, Inc. -Class A	68,209	3,726,258

Steel–0.57%

Haynes International, Inc.	44,250	2,005,853

Trading Companies & Distributors–1.67%

Beacon Roofing Supply, Inc. (b)	82,617	3,046,089

MRC Global Inc. (b)	104,983	2,813,544

		5,859,633

Trucking–2.77%

Celadon Group, Inc.	173,121	3,232,169

Landstar System, Inc.	42,924	2,402,885

Old Dominion Freight Line, Inc. (b)	88,236	4,057,974

		9,693,028

Total Common Stocks & Other Equity Interests (Cost $238,179,031)		346,226,411

Money Market Funds–1.89%

Liquid Assets Portfolio –Institutional Class (d)	3,314,205	3,314,205

Premier Portfolio –Institutional Class (d)	3,314,205	3,314,205

Total Money Market Funds (Cost $6,628,410)		6,628,410

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.79% (Cost $244,807,441)		352,854,821

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.41%

Liquid Assets Portfolio - Institutional Class (d)(e) (Cost $4,937,635)	4,937,635 4,937,635

TOTAL INVESTMENTS–102.20% (Cost $249,745,076)	357,792,456

OTHER ASSETS LESS LIABILITIES–(2.20)%	(7,694,570)

NET ASSETS–100.00%	$350,097,886

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Small Cap Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Small Cap Equity Fund

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $72,639,015 and $79,902,628, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$111,412,600

Aggregate unrealized (depreciation) of investment securities	(4,349,428)

Net unrealized appreciation of investment securities	$107,063,172

Cost of investments for tax purposes is $250,729,284.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us I-VITEC-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.40%

Application Software–12.68%

Aspen Technology, Inc. (b)	37,732	$1,303,641

Cadence Design Systems, Inc. (b)	100,661	1,358,924

Citrix Systems, Inc. (b)	24,763	1,748,515

Informatica Corp. (b)	41,952	1,634,870

MicroStrategy Inc. -Class A (b)	8,882	921,596

Nuance Communications, Inc. (b)	34,668	648,118

Salesforce.com, Inc. (b)	52,849	2,743,392

SolarWinds, Inc. (b)	19,018	666,771

SS&C Techonologies Holdings, Inc. (b)	42,374	1,614,449

		12,640,276

Communications Equipment–14.73%

ARRIS Group Inc. (b)	96,991	1,654,666

Ciena Corp. (b)	24,211	604,791

Cisco Systems, Inc.	80,371	1,882,289

F5 Networks, Inc. (b)	21,624	1,854,474

Finisar Corp. (b)	34,062	770,823

JDS Uniphase Corp. (b)	107,542	1,581,943

Juniper Networks, Inc. (b)	24,672	489,986

QUALCOMM, Inc.	74,392	5,011,045

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	62,465	833,908

		14,683,925

Computer Hardware–7.05%

Apple Inc.	11,463	5,464,985

Cray, Inc. (b)	34,867	839,249

Hewlett-Packard Co.	34,723	728,488

		7,032,722

Computer Storage & Peripherals–2.37%

EMC Corp.	92,268	2,358,370

Data Processing & Outsourced Services–7.97%

Alliance Data Systems Corp. (b)	12,065	2,551,385

Genpact Ltd. (b)	1,877	35,438

MasterCard, Inc. -Class A	5,623	3,783,042

Visa Inc. -Class A	8,243	1,575,237

		7,945,102

Electronic Manufacturing Services–3.24%

Jabil Circuit, Inc.	56,273	1,219,999

Sanmina Corp. (b)	114,990	2,011,175

		3,231,174

	Shares	Value

Internet Retail–3.96%

Amazon.com, Inc. (b)	5,040	$1,575,706

Priceline.com Inc. (b)	1,816	1,835,885

RetailMeNot, Inc. (b)	15,063	535,791

		3,947,382

Internet Software & Services–13.67%

eBay Inc. (b)	31,030	1,731,164

Facebook Inc. -Class A (b)	78,813	3,959,565

Google Inc. -Class A (b)	4,772	4,179,842

Millennial Media Inc. (b)(c)	50,345	355,939

ValueClick, Inc. (b)	41,401	863,211

VeriSign, Inc. (b)	32,965	1,677,589

Web.com Group Inc. (b)	26,798	866,647

		13,633,957

IT Consulting & Other Services–2.61%

Accenture PLC -Class A	11,599	854,151

International Business Machines Corp.	9,429	1,746,062

		2,600,213

Other Diversified Financial Services–0.25%

BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $3,149,655)(b)(d)(e)	—	254,334

Semiconductor Equipment–2.74%

Applied Materials, Inc.	86,947	1,525,051

Teradyne, Inc. (b)(c)	42,377	700,068

Veeco Instruments Inc. (b)	13,692	509,753

		2,734,872

Semiconductors–15.93%

Altera Corp.	54,313	2,018,271

ARM Holdings PLC -ADR (United Kingdom)	8,205	394,825

Avago Technologies Ltd.	29,031	1,251,817

Cypress Semiconductor Corp. (b)	64,093	598,629

Diodes Inc. (b)	17,652	432,474

Fairchild Semiconductor International, Inc. (b)	72,046	1,000,719

Intermolecular Inc. (b)	64,316	354,381

Lattice Semiconductor Corp. (b)	177,582	792,016

Microsemi Corp. (b)	93,262	2,261,603

NXP Semiconductors N.V. (Netherlands)(b)	47,536	1,768,814

ON Semiconductor Corp. (b)	172,831	1,261,666

Semtech Corp. (b)	52,932	1,587,431

Skyworks Solutions, Inc. (b)	48,107	1,194,978

Texas Instruments Inc.	24,031	967,728

		15,885,352

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Systems Software–9.20%

Check Point Software Technologies Ltd. (Israel)(b)	13,651	$772,101

CommVault Systems, Inc. (b)	12,276	1,078,201

Fortinet Inc. (b)	51,059	1,034,455

Infoblox, Inc. (b)	13,588	568,250

MICROS Systems, Inc. (b)(c)	12,919	645,175

Microsoft Corp.	67,366	2,243,962

Oracle Corp.	34,229	1,135,376

Red Hat, Inc. (b)	9,589	442,436

Symantec Corp.	50,499	1,249,850

		9,169,806

Total Common Stocks & Other Equity Interests (Cost $74,988,805)		96,117,485

Money Market Funds–3.28%

Liquid Assets Portfolio –Institutional Class (f)	1,632,763	1,632,763

Premier Portfolio –Institutional Class (f)	1,632,763	1,632,763

Total Money Market Funds (Cost $3,265,526)		3,265,526

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.68% (Cost $78,254,331)		99,383,011

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.32%

Liquid Assets Portfolio - Institutional Class (Cost $1,321,753)(f)(g)	1,321,753	1,321,753

TOTAL INVESTMENTS–101.00% (Cost $79,576,084)		100,704,764

OTHER ASSETS LESS LIABILITIES–(1.00)%		(1,001,569)

NET ASSETS–100.00%	$ 99,703,195

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2013.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2013 represented less than 1% of the Fund’s Net Assets.

(e)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$100,450,430	$--	$254,334	$100,704,764

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $29,322,592 and $42,135,137, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,934,455

Aggregate unrealized (depreciation) of investment securities	(4,769,056)

Net unrealized appreciation of investment securities	$23,165,399

Cost of investments for tax purposes is $77,539,365.

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us I-VIUTI-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks–92.45%

Electric Utilities–49.48%

American Electric Power Co., Inc.	76,377	$3,310,943

Duke Energy Corp.	48,125	3,213,787

Edison International	49,260	2,268,916

Entergy Corp.	30,660	1,937,405

Exelon Corp.	108,475	3,215,199

FirstEnergy Corp.	10,018	365,156

Great Plains Energy Inc.	48,551	1,077,832

NextEra Energy, Inc.	9,334	748,213

Northeast Utilities	63,222	2,607,908

Pepco Holdings, Inc.	182,630	3,371,350

Pinnacle West Capital Corp.	37,563	2,056,199

Portland General Electric Co.	121,192	3,421,250

PPL Corp.	78,745	2,392,273

Southern Co. (The)	64,268	2,646,556

Xcel Energy, Inc.	114,185	3,152,648

		35,785,635

Gas Utilities–6.75%

AGL Resources Inc.	48,831	2,247,691

Atmos Energy Corp.	20,530	874,372

UGI Corp.	45,021	1,761,672

		4,883,735

Independent Power Producers & Energy Traders–4.15%

Calpine Corp. (b)	56,123	1,090,470

NRG Energy, Inc.	70,032	1,913,974

		3,004,444

Integrated Telecommunication Services–7.07%

AT&T Inc.	50,069	1,693,334

CenturyLink Inc.	44,423	1,393,994

Deutsche Telekom AG (Germany)	46,768	677,964

Verizon Communications Inc.	28,967	1,351,600

		5,116,892

Multi-Utilities–25.00%

CMS Energy Corp.	70,437	1,853,902

Consolidated Edison, Inc.	20,420	1,125,959

Dominion Resources, Inc.	47,534	2,969,924

DTE Energy Co.	27,947	1,843,943

National Grid PLC (United Kingdom)	236,308	2,794,594

NiSource Inc.	27,525	850,247

Public Service Enterprise Group Inc.	66,873	2,202,128

Sempra Energy	25,909	2,217,810

TECO Energy, Inc.	134,338	2,221,951

		18,080,458

Total Common Stocks (Cost $53,128,789)		66,871,164

	Shares	Value

Money Market Funds–10.90%

Liquid Assets Portfolio –Institutional Class (c)	3,940,192	$3,940,192

Premier Portfolio –Institutional Class (c)	3,940,192	3,940,192

Total Money Market Funds (Cost $7,880,384)		7,880,384

TOTAL INVESTMENTS–103.35% (Cost $61,009,173)		74,751,548

OTHER ASSETS LESS LIABILITIES–(3.35)%		(2,423,125)

NET ASSETS–100.00%		$72,328,423

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule. Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Utilities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Utilities Fund

F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2013, there were transfers from Level 2 to Level 1 of $2,794,594, due to foreign fair value adjustments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $9,121,130 and $7,683,135, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,441,473

Aggregate unrealized (depreciation) of investment securities	(1,948,572)

Net unrealized appreciation of investment securities	$13,492,901

Cost of investments for tax purposes is $61,258,647.

Invesco V.I. Utilities Fund

Invesco V.I. Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2013

invesco.com/us VK-VIVOPP-QTR-1 09/13	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.70%

Advertising–3.36%

Omnicom Group Inc.	117,831	$7,475,199

Apparel Retail–1.06%

Vera Bradley, Inc. (b)(c)	114,200	2,347,952

Asset Management & Custody Banks–1.62%

Bank of New York Mellon Corp. (The)	118,970	3,591,704

Automobile Manufacturers–2.59%

Renault S.A. (France)	72,130	5,750,665

Cable & Satellite–2.40%

Time Warner Cable Inc.	47,748	5,328,677

Coal & Consumable Fuels–1.95%

Peabody Energy Corp.	250,700	4,324,575

Computer Hardware–3.12%

Apple Inc.	6,183	2,947,745

Hewlett-Packard Co.	189,616	3,978,144

		6,925,889

Department Stores–4.22%

Macy’s, Inc.	125,095	5,412,861

Nordstrom, Inc.	70,550	3,964,910

		9,377,771

Diversified Banks–6.89%

Comerica Inc.	67,082	2,636,993

U.S. Bancorp	96,102	3,515,411

Wells Fargo & Co.	221,768	9,163,454

		15,315,858

Electronic Components–0.57%

Corning Inc.	87,139	1,271,358

Food Retail–1.93%

Kroger Co. (The)	106,534	4,297,582

General Merchandise Stores–1.44%

Target Corp.	50,177	3,210,324

Household Products–1.72%

Procter & Gamble Co. (The)	50,516	3,818,504

Industrial Conglomerates–2.12%

General Electric Co.	197,504	4,718,370

Integrated Oil & Gas–14.50%

Chevron Corp.	69,675	8,465,512

Exxon Mobil Corp.	32,722	2,815,401

Petroleo Brasileiro S.A. -ADR (Brazil)	368,630	5,710,079

	Shares	Value

Integrated Oil & Gas–(continued)

Royal Dutch Shell PLC -ADR (United Kingdom)	140,229	$9,210,241

Total S.A. -ADR (France)	104,206	6,035,611

		32,236,844

Investment Banking & Brokerage–3.74%

Goldman Sachs Group, Inc. (The)	22,872	3,618,579

Morgan Stanley	174,666	4,707,249

		8,325,828

Life & Health Insurance–6.07%

Aflac, Inc.	56,972	3,531,694

MetLife, Inc.	97,443	4,574,949

Unum Group	176,793	5,381,579

		13,488,222

Managed Health Care–4.79%

UnitedHealth Group Inc.	88,191	6,315,357

WellPoint, Inc.	51,837	4,334,092

		10,649,449

Marine–0.64%

Diana Shipping Inc. (Greece)(c)	117,594	1,419,360

Oil & Gas Drilling–1.18%

Noble Corp.	69,739	2,634,042

Other Diversified Financial Services–11.55%

Bank of America Corp.	378,767	5,226,985

Citigroup Inc.	150,439	7,297,796

ING U.S. Inc.	11,238	328,262

JPMorgan Chase & Co.	248,157	12,827,235

		25,680,278

Pharmaceuticals–4.56%

Bristol-Myers Squibb Co.	69,206	3,202,853

Novartis AG (Switzerland)	49,100	3,773,582

Pfizer Inc.	110,508	3,172,685

		10,149,120

Property & Casualty Insurance–8.21%

Allied World Assurance Co. Holdings AG	30,343	3,015,791

Allstate Corp. (The)	133,366	6,741,651

Aspen Insurance Holdings Ltd.	142,783	5,181,595

Chubb Corp. (The)	37,082	3,309,939

		18,248,976

Steel–1.48%

POSCO -ADR (South Korea)	44,598	3,284,197

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Systems Software–1.44%

Oracle Corp.	96,800	$3,210,856

Technology Distributors–1.20%

CDW Corp. (c)	117,202	2,675,722

Wireless Telecommunication Services–1.35%

Vodafone Group PLC -ADR (United Kingdom)	85,193	2,997,090

Total Common Stocks & Other Equity Interests (Cost $156,956,529)		212,754,412

Money Market Funds–5.02%

Liquid Assets Portfolio –Institutional Class (d)	5,583,025	5,583,025

Premier Portfolio –Institutional Class (d)	5,583,024	5,583,024

Total Money Market Funds (Cost $11,166,049)		11,166,049

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.72% (Cost $168,122,578)		223,920,461

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.80%

Liquid Assets Portfolio - Institutional Class (Cost $1,777,238)(d)(e)	1,777,238	1,777,238

TOTAL INVESTMENTS–101.52% (Cost $169,899,816)		225,697,699

OTHER ASSETS LESS LIABILITIES–(1.52)%		(3,372,712)

NET ASSETS–100.00%	$ 222,324,987

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2013.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Value Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2013 was $31,226,231 and $73,957,976, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$63,418,665

Aggregate unrealized (depreciation) of investment securities	(9,016,615)

Net unrealized appreciation of investment securities	$54,402,050

Cost of investments for tax purposes is $171,295,649.

Invesco V.I. Value Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 29, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.